As filed with the Securities and Exchange Commission on April 28, 2005

Registration Nos. 333-84773/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 132	☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway St. Petersburg, Florida	33716
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Fred Bellamy, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2005, pursuant to paragraph (b) of Rule 485.

     60 days after filing pursuant to paragraph (a) of Rule 485.

     on                 , pursuant to paragraph (a) of Rule 485.

WRL FREEDOM ACCESS®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2005

This prospectus gives you important information about the WRL Freedom Access®, formerly known as WRL Freedom Access® II, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. The Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES TRUST (ATST) – SERVICE CLASS

AEGON Bond	MFS High Yield
American Century International	Munder Net50
Asset Allocation – Growth Portfolio	PIMCO Total Return
Asset Allocation – Conservative Portfolio	Salomon All Cap
Asset Allocation – Moderate Portfolio	T. Rowe Price Equity Income
Asset Allocation – Moderate Growth Portfolio	T. Rowe Price Small Cap
Capital Guardian U.S. Equity	Templeton Great Companies Global
Capital Guardian Value	Third Avenue Value
Clarion Real Estate Securities	Transamerica Balanced
Federated Growth & Income	Transamerica Convertible Securities
Great Companies — AmericaSM	Transamerica Equity
Great Companies — TechnologySM	Transamerica Growth Opportunities
J.P. Morgan Enhanced Index	Transamerica Money Market
J.P. Morgan Mid Cap Value	Transamerica Small/Mid Cap Value
Janus Growth	Transamerica U.S. Government Securities
Marsico Growth	Transamerica Value Balanced
Mercury Large Cap Value	Van Kampen Emerging Growth

If you would like more information about the WRL Freedom Access®, formerly WRL Freedom Access® II, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2005. Please call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Administrative Office — Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	involve risks, including possible loss of premium

AG09100 - 5/2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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DEFINITIONS OF SPECIAL TERMS

accumulation period—The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value—An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office—Our administrative office and mailing address is P.O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age—The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

annuitant—The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value—An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value—The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)—The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value—The annuity value less any applicable premium taxes, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code—The Internal Revenue Code of 1986, as amended.

Contract anniversary—The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date—Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

death claim day—Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day—The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account—An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value—During the accumulation period, your Contract’s value in the fixed account.

funds—Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force—Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date—The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

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Monthiversary—The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE—New York Stock Exchange.

nonqualified Contracts—Contracts issued other than in connection with retirement plans.

owner (you, your)—The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio—A separate investment portfolio of a fund.

premium payments/premiums—Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts—Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account—WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value—During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount—A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender—The termination of a Contract at the option of an owner.

valuation date/business day—Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period—The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)—Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully. See Appendix C for information concerning WL17.

1. The Annuity Contract

The WRL Freedom Access®, is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subacounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account and certain restrictions on the method of transfers between AVIT subaccounts and subaccounts investing in the non-AVIT funds.

For an additional charge, you may add an Additional Earnings Rider that may provide a supplemental death benefit. See Section 9. Death Benefit, for details concerning this rider. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the Contract’s annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, and will be reduced by the separate account annuitization charge. Generally, you cannot annuitize until your Contract’s fifth anniversary.

3. Purchase

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4. Investment Choices

You can invest your money in any of the fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

AEGON Bond - Service Class

American Century International - Service Class

Asset Allocation - Growth Portfolio - Service Class

Asset Allocation - Conservative Portfolio - Service Class

Asset Allocation - Moderate Portfolio - Service Class

Asset Allocation - Moderate Growth Portfolio - Service Class

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Capital Guardian U.S. Equity - Service Class

Capital Guardian Value - Service Class

Clarion Real Estate Securities - Service Class

Federated Growth & Income - Service Class

Great Companies - AmericaSM - Service Class

Great Companies - TechnologySM - Service Class

J.P. Morgan Enhanced Index - Service Class

J.P. Morgan Mid Cap Value - Service Class

Janus Growth - Service Class

Marsico Growth - Service Class

Mercury Large Cap Value - Service Class

MFS High Yield - Service Class

Munder Net50 - Service Class

PIMCO Total Return - Service Class

Salomon All Cap - Service Class

T. Rowe Price Equity Income - Service Class

T. Rowe Price Small Cap - Service Class

Templeton Great Companies Global - Service Class

Third Avenue Value - Service Class

Transamerica Balanced - Service Class

Transamerica Convertible Securities - Service Class

Transamerica Equity - Service Class

Transamerica Growth Opportunities - Service Class

Transamerica Money Market - Service Class

Transamerica Small/Mid Cap Value - Service Class

Transamerica U.S. Government Securities - Service Class

Transamerica Value Balanced - Service Class

Van Kampen Emerging Growth - Service Class

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5. Expenses

See Appendix C for information concerning Contract WL17.

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.25% annually and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a separate account annuitization charge from your subaccount assets at an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you pay your

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premium payment(s), or if you surrender the Contract or partially surrender its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.64 % to 1.50% annually, depending on the portfolio. See the next section, Annuity Contract Fee Table, and the fund prospectuses.

See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6. Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59½ when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. Access to Your Money

You can take some or all of your money out anytime during the accumulation period. Unless we otherwise consent, you may not take a partial surrender if it reduces the cash value below $25,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No surrender charges apply.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

8. Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

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The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and

(b)	is the amount of the partial surrender.

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employer-sponsored plan). Unless we otherwise consent, we reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per annuitant. This rider is not available in all states and may vary by state. See Section 9, Death Benefit - Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for payment of a death benefit.

10. Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version of a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•	Systematic Partial Surrenders: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•	Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market subaccount or AEGON Bond subaccount to your choice of subaccounts (except AVIT subaccounts). Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts (except AVIT subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•	Telephone, Fax and Internet Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax. You may also make transfers and change premium payment allocations through our website - www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocations involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the

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NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE. Restrictions apply to transfers involving the AVIT subaccounts.

•	Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•	Additional Earnings Rider: You may add this rider for an additional charge when we issue the Contract or on any Monthiversary during the accumulation period if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

•	Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse.

•	Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary.

•	Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

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Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11. Inquiries

If you need additional information, please contact us at:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, FL 33758-9051

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

www.westernreserve.com

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ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)(1)	None
Transfer Charge(2)	$10 after 12 per year
Loan Processing Fee(3)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(4)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Mortality and Expense Risk Charge(5) Administrative Charge(5) Total Separate Account Annual Expenses	1.25% 0.40% 1.65%
Annual Optional Rider Charges:
Additional Earnings Rider Charge(6)	0.35%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(7)(8)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses.	0.64%	1.75%

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, the maximum charges for the optional Additional Earning Rider, and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(9)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$364	$1106	$1870	$3873
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$364	$1106	$1870	$3873

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

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(1)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.
(2)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.
(3)	Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.
(4)	We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.
(5)	These charges are assessed on your assets in each subaccount. They do not apply to the fixed account. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.
(6)	This rider is optional. If you add the rider, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.
(7)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004. Current or future expenses may be greater or less than those shown.
(8)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the ATST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2004.
(9)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.04% that is determined by dividing the total annual Contract charges to be collected during 2004 by total average net assets to be attributable to the Contract during 2004. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Access®, formerly known as WRL Freedom Access® II, variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% (in most states) per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

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Annuity Payment Options under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts; and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or

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•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your contract is a qualified contract, payment option A may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.	PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive the information we need to issue the Contract;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for most Contracts must be at least $25,000. We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and

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complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in the processing of your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

If you wish to make premium payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

We may reject any application or premium payment for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing or telephoning the administrative office or by visiting our website - www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices - Telephone, Fax and Internet Transactions. The allocation change will apply to premium payments received after the date we receive the change request.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit

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by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

The Separate Account

Currently the following subaccounts of the separate account are offered through this Contract.

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Subadvised by Banc One Investment Advisors Corporation

AEGON Bond

Subadvised by American Century Global Investment Management, Inc.(2)

American Century International

Portfolio Construction Manager: Morningstar Associates, LLC(3)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

J.P. Morgan Mid Cap Value

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management, Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Great Companies L.L.C. and Templeton Investment Counsel, LLC

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by American Century Investment Management, Inc.
(3)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.

Effective May 1, 2005, the following subaccounts no longer accept new investments from current or prospective investors. If any such owner surrenders all of his or her money from these subaccounts after May 1, 2005, that owner may not reinvest in these subaccounts.

ACCESS VARIABLE INSURANCE TRUST

Advised by Access Fund Management, LLC

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac Mid Cap Plus Portfolio

Potomac OTC Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

Wells S&P REIT Index Portfolio

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The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or subadviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Contracts. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by Transamerica Fund Advisers, Inc., our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

The Fixed Account

Premium payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests therein is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

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We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 2% per year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial surrender from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per contract year. This restriction does not apply if you have selected dollar cost averaging;

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

1)	25% of the amount in the fixed account; or

2)	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax, mail or Internet, subject to limitations described under Section 4. Investment Choices - Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

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Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, internet or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office at or after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Disruptive Trading and Market Timing

The following policy against market timing and the related procedures do not apply to the Access Variable Insurance Trust (AVIT) subaccounts because the corresponding portfolios are specifically designed for frequent transfer activity. If you invest in the AVIT subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us (except in the AVIT subaccounts as discussed above) if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature

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transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the

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frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

AVIT Subaccounts. The restrictions above do not apply to AVIT subaccounts. However, you may only transfer between AVIT subaccounts and non-AVIT subaccounts by sending us your written request, with original signature authorizing each transfer, through standard U.S. Mail (no expedited transfers). Transfers that involve only the AVIT subaccounts may generally use expedited transfer privileges.

Because the above restrictions do not apply to the AVIT subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing or other programmed, large, frequent or short-term transfers, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market subaccount, the AEGON Bond subaccount, or any combination of these accounts to a different subaccount (except for AVIT subaccounts). You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

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Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for AVIT subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial premium payment of $25,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to partially surrender is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers (except between AVIT subaccounts and ATST subaccounts), allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

You may make transfers and change premium payment allocations through our website - www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems

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that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Partial and Complete Surrenders

During the accumulation period, you can surrender part or all of the cash value. We will not deduct any surrender charges. Cash value is the annuity value, less the annual Contract charge, and any premium taxes. Partial surrenders may be subject to tax and a penalty may apply.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

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Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are generally allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial surrender; or

•	a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments.

State	Qualified Contracts	Nonqualified Contracts
South Dakota	0.00%	1.25%
Maine	0.00%	2.00%
Wyoming	0.00%	1.00%

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

State	Qualified Contracts	Nonqualified Contracts
California	0.50%	2.35%
Nevada	0.00%	3.50%
West Virginia	1.00%	1.00%

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

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Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from the assets of some portfolios for providing shareholder support services to the portfolios. In addition, we and our affiliates, including the principal underwriter for the Contracts, may receive compensation related to separate account operations from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.40% of the value of the assets of the particular portfolios attributable to the Contract. Some advisers, administrators, distributors or portfolios may be affiliated with us and some may pay us (and our affiliates) more than others.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Contracts, receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable annuity products are then credited to us. These fees range from [0.10% to 0.25%] of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Service Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25%(2)
AVIT	0.50%
Variable Insurance Products Fund (Fidelity)	0.30%(3)

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.
(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the

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portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6.	TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract — qualified or nonqualified (discussed below).

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if an owner meets certain rules.

•	Tax-Sheltered Annuity Plan (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

•	Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

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There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial and Complete Surrenders — Nonqualified Contracts

In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless an owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988, that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual’s gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner’s death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during an owner’s life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal

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Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Partial and Complete Surrenders — Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value.

The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the “investment in the contract” can be zero.

The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, an owner can only partially surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts. Please refer to the SAI for further information applicable to distributions from 403(b) Contracts.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by an owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined as follows:

•	Fixed payments — by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

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•	Variable payments — by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant’s death, the excess (if any) of the “investment in the contract” as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also an owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contact to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7.	ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making either a partial or complete surrender; or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

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Unless we otherwise consent, no partial surrender is permitted if it would reduce the cash value below $25,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you take will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial or complete surrenders over $500,000;

•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial or complete surrender within 10 days of our receipt of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a premium payment. We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, death benefits or annuity payments until instructions are received from the appropriate regulators.

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Systematic Partial Surrenders

You can elect to receive regular payments from your Contract by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender.

Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•	$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

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If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70½.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest and any applicable charges.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge and the annual Contract charge. Charges for the optional Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception date of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

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The ATST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the ATST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Section 9. Death Benefit - Alternate Payment Elections Before the Maturity Date for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Section 9. Death Benefit - Additional Earnings Rider for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

If:

•	an owner and the annuitant ARE the same person and that person dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

IF:

•	the surviving spouse who continued the Contract dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

IF:

•	an owner and an annuitant ARE NOT the same person, and an annuitant dies first;

THEN:

•	an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

IF:

•	an owner and an annuitant ARE NOT the same person, and an owner dies first;

THEN:

•	we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s

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date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.
(3)	If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse.
(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period. The Contract will terminate at the end of the distribution period.
(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.
(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.
(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.
(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans plus accrued interest and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by adjusted partial surrenders.

The death benefit proceeds are not payable after the maturity date.

Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit by an “adjusted partial surrender.” A partial surrender will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before, the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial

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surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

Different rules may apply if the Contract is a qualified Contract.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Multiple beneficiaries may choose individually among any of these options.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payment option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you, a joint owner or the annuitant reach age 76. In order to buy this rider:

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you, a joint owner and the annuitant must be age 75 or younger.

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Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: On May 1, 2005, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider), under these circumstances, is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

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See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elect to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice at our administrative office to cancel the rider;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

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Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of AEGON U.S. Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business orin providing non-insurance financial services. All os the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

39

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, AFSG, for the distribution and sale of the Contracts. We reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.)

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Contracts. We pay commissions through AFSG to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with AFSG and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1% of premiums.

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

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Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers all of the commissions received from Western Reserve for the sale of the Contracts, and receives from Western Reserve an additional 10% expense allowance on all commissions paid on premiums for the sales of Western Reserve’s annuity products. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments to assist a firm in connection with its systems, operating and marketing expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Revenue Sharing Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $20,000 to $25,000 in 2004 for the sales of the Western Reserve’s variable annuity and insurance products.

During 2004, we had entered into “preferred product” arrangements with ISI, WGS, Southwest Securities, and Legacy Financial Services. We paid the following amounts (in addition to sales commissions and overrides) to these firms:

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Name of Firm	Aggregate Amount Paid During 2004
Southwest Securities	$25,000
Legacy Financial Services	$20,000
Centaurus Financial*	$24,000

*	paid by an affiliate.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Contract.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its Contract owners, will bear the costs regarding these regulatory matters.

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Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

Inquiries and requests for an SAI should be directed to:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, Florida 33758-9051

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

43

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for variable annuity contracts issued by Western Reserve within each subaccount class.

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AEGON Bond – Service Class(1)	2004 2003	$ $	10.666 10.000	$ $	10.328 10.066	23,143 25,105
American Century International – Service Class(1)	2004 2003	$ $	12.584 10.000	$ $	14.139 12.584	4,196 2,284
Asset Allocation – Conservative Portfolio – Service Class(1)	2004 2003	$ $	11.571 10.000	$ $	12.456 11.571	186,368 86,992
Asset Allocation – Growth Portfolio – Service Class(1)	2004 2003	$ $	12.474 10.000	$ $	13.975 12.474	96,107 73,924
Asset Allocation – Moderate Portfolio – Service Class(1)	2004 2003	$ $	11.791 10.000	$ $	12.888 11.791	249,125 173,822
Asset Allocation – Moderate Growth Portfolio – Service Class(1)	2004 2003	$ $	12.075 10.000	$ $	13.440 12.075	239,935 187,850
Capital Guardian U.S. Equity – Service Class(1)	2004 2003	$ $	12.512 10.000	$ $	13.475 12.512	10.362 5,532
Capital Guardian Value – Service Class(1)	2004 2003	$ $	12.787 10.000	$ $	14.639 12.787	10,161 4,758
Clarion Real Estate Securities – Service Class(1)	2004 2003	$ $	12.749 10.000	$ $	16.615 12.749	49,752 7,487
Federated Growth & Income – Service Class(1)	2004 2003	$ $	11.946 10.000	$ $	12.804 11.946	85,657 28,542
Great Companies – AmericaSM – Service Class(1)	2004 2003	$ $	11.596 10.000	$ $	11.573 11.596	8,803 5,019
Great Companies – TechnologySM – Service Class(1)	2004 2003	$ $	13.088 10.000	$ $	13.846 13.088	3,819 8,218
J.P. Morgan Enhanced Index – Service Class(1)	2004 2003	$ $	12.136 10.000	$ $	13.215 12.136	16,084 46,391
J.P. Morgan Mid Cap Value – Service Class(1)	2004 2003	$ $	12.515 10.000	$ $	14.078 12.515	10,842 5,088
Janus Growth – Service Class(1)	2004 2003	$ $	12.009 10.000	$ $	13.610 12.009	6,082 5,557
Marsico Growth – Service Class(1)	2004 2003	$ $	11.879 10.000	$ $	13.090 11.879	6,415 4,935
Mercury Large Cap Value – Service Class(1)	2004 2003	$ $	12.662 10.000	$ $	14.696 12.662	12,431 5,368
MFS High Yield – Service Class(1)	2004 2003	$ $	10.853 10.000	$ $	11.690 10.853	5,623 1,548
Munder Net50 – Service Class(1)	2004 2003	$ $	13.786 10.000	$ $	15.591 13.786	10,777 12,981
PIMCO Total Return – Service Class(1)	2004 2003	$ $	10.102 10.000	$ $	10.355 10.102	8,531 6,946
Salomon All Cap – Service Class(1)	2004 2003	$ $	12.770 10.000	$ $	13.678 12.770	17,915 12,292
T. Rowe Price Equity Income – Service Class(1)	2004 2003	$ $	12.139 10.000	$ $	13.678 12.139	12,324 5,568

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1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap – Service Class(1)	2004 2003	$ $	13.293 10.000	$ $	14.399 13.293	15,041 8,814
Templeton Great Companies Global – Service Class(1)	2004 2003	$ $	12.368 10.000	$ $	13.238 12.368	7,257 3,048
Third Avenue Value – Service Class(1)	2004 2003	$ $	13.436 10.000	$ $	16.454 13.436	67,734 14,845
Transamerica Balanced – Service Class(1)	2004 2003	$ $	11.540 10.000	$ $	11.965 11.540	3,399 4,237
Transamerica Convertible Securities – Service Class(1)	2004 2003	$ $	10.971 10.000	$ $	12.826 10.971	4,343 2,235
Transamerica Equity – Service Class(1)	2004 2003	$ $	12.120 10.000	$ $	13.783 12.120	29,818 16,926
Transamerica Growth Opportunities – Service Class(1)	2004 2003	$ $	12.565 10.000	$ $	14.400 12.565	23,829 4,416
Transamerica Money Market – Service Class(1)	2004 2003	$ $	9.922 10.000	$ $	9.833 9.922	22,629 326,724
Transamerica Small/Mid Cap Value – Service Class(2)	2004		$10.000		$11.377	3,651
Transamerica U.S. Government Securities – Service Class(1)	2004 2003	$ $	9.957 10.000	$ $	10.078 9.957	3,477 5,479
Transamerica Value Balanced – Service Class(1)	2004 2003	$ $	11.413 10.000	$ $	12.330 11.413	10,247 3,778
Van Kampen Emerging Growth – Service Class(1)	2004 2003	$ $	11.892 10.000	$ $	12.506 11.892	1,403 3,514
Access U.S. Government Money Market Portfolio(1)	2004 2003	$ $	9.893 10.000	$ $	9.730 9.893	57,106 19,530
Potomac Dow 30 Plus Portfolio(1)	2004 2003	$ $	11.957 10.000	$ $	12.318 11.957	10,789 2,000
Potomac Mid Cap Plus Portfolio(2)	2004		$10.000		$11.355	8,508
Potomac OTC Plus Portfolio(1)	2004 2003	$ $	12.234 10.000	$ $	13.718 12.234	20,819 2,155
Potomac Small Cap Plus Portfolio(2)	2004		$10.000		$12.354	24,371
Potomac U.S./Short Portfolio(2)	2004		$10.000		$7.982	2,500
Wells S&P Reit Index Portfolio(1)	2004 2003	$ $	11.967 10.000	$ $	15.296 11.967	14,928 5,859

(1)	Subaccount Inception Date May 1, 2003.
(2)	Subaccount Inception Date May 3, 2004.

45

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount, other than the Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2004 and for the one, five and ten year periods ended December 31, 2004 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge (based on an average Contract size of $70,819, the annual Contract charge translates into a charge of 0.04%). The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Table 1.

In addition, the standardized average total returns of the ATST subaccounts reflect the performance of the Initial Class of shares for each underlying portfolio for the period from the subaccount inception date to December 31, 2004, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

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TABLE 1

Standardized Average Annual Total Returns of the Subaccounts

(Without the Additional Earnings Rider)

(Total Separate Account Annual Expenses: 1.65%)

Subaccount	1 Year Ended 12/31/2004	5 Years Ended 12/31/2004	10 Years Ended 12/31/2004	Inception of the Subaccount to 12/31/2004	Subaccount Inception Date
AEGON Bond – Service Class	2.56%	5.45%	5.37%	5.80%	February 24, 1989
American Century International – Service Class	12.31%	-7.69%	N/A	-0.53%	January 2, 1997
Asset Allocation – Conservative Portfolio – Service Class	7.60%	N/A	N/A	5.88%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	11.99%	N/A	N/A	5.72%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.26%	N/A	N/A	5.87%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.26%	N/A	N/A	6.09%	May 1, 2002
Capital Guardian U.S. Equity – Service Class	7.65%	N/A	N/A	5.48%	May 1, 2002
Capital Guardian Value – Service Class	14.43%	N/A	N/A	6.51%	May 1, 2002
Clarion Real Estate Securities – Service Class	30.27%	19.70%	N/A	10.50%	May 1, 1998
Federated Growth & Income – Service Class	7.14%	13.78%	11.50%	9.94%	March 1, 1994
Great Companies — AmericaSM – Service Class	-0.24%	N/A	N/A	-1.89%	May 1, 2000
Great Companies — TechnologySM – Service Class	5.75%	N/A	N/A	-18.14%	May 1, 2000
J.P. Morgan Enhanced Index – Service Class	8.85%	N/A	N/A	3.93%	May 1, 2002
J.P. Morgan Mid Cap Value – Service Class	12.44%	5.25%	N/A	5.67%	May 3, 1999
Janus Growth – Service Class	13.29%	-13.17%	9.15%	9.97%	February 24, 1989
Marsico Growth – Service Class	10.14%	-5.53%	N/A	-2.38%	May 3, 1999
Mercury Large Cap Value – Service Class	16.01%	6.36%	N/A	7.31%	May 1, 1996
MFS High Yield – Service Class	7.66%	N/A	N/A	9.76%	May 1, 2003
Munder Net50 – Service Class	13.04%	N/A	N/A	-6.21%	May 29, 2001
PIMCO Total Return – Service Class	2.46%	N/A	N/A	3.85%	May 1, 2002
Salomon All Cap – Service Class	7.06%	4.04%	N/A	5.99%	May 3, 1999
T. Rowe Price Equity Income – Service Class	12.64%	2.45%	N/A	0.55%	May 3, 1999
T. Rowe Price Small Cap – Service Class	8.26%	-3.35%	N/A	2.54%	May 3, 1999
Templeton Great Companies Global – Service Class	6.99%	-10.45%	8.06%	9.11%	December 3, 1992
Third Avenue Value – Service Class	22.41%	14.57%	N/A	10.78%	January 2, 1998
Transamerica Balanced – Service Class	9.01%	N/A	N/A	5.07%	May 1, 2002
Transamerica Convertible Securities – Service Class	11.09%	N/A	N/A	8.42%	May 1, 2002
Transamerica Equity – Service Class	13.67%	N/A	N/A	8.43%	May 1, 2002
Transamerica Growth Opportunities – Service Class	14.55%	N/A	N/A	5.84%	May 1, 2002
Transamerica Small/Mid Cap Value – Service Class	N/A	N/A	N/A	N/A	May 3, 2004
Transamerica U.S. Government Securities – Service Class	1.17%	N/A	N/A	2.30%	May 1, 2002
Transamerica Value Balanced – Service Class	7.98%	4.45%	N/A	6.33%	January 3, 1995
Van Kampen Emerging Growth – Service Class	5.12%	-13.26%	10.28%	9.63%	March 1, 1993

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Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Portfolio Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider — 0.35% of annuity value — will not be deducted. This data is not intended to indicate future performance.

48

APPENDIX C

Contract WL17

If you are purchasing Contract WL17(or an existing contract owner of Contract WL 17), the information provided in Appendix C hereby amends and/or replaces the corresponding information contained in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY section of the prospectus:

1. The Annuity Contract

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more.

For an additional charge, you may select a compounding/annual step-up death benefit. You may also add an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the compounding/annual step-up benefit and/or the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning these death benefit options. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you have already added the Guaranteed Minimum Income Benefit Rider to your Contract, please read your Rider carefully. This rider is no longer available for sale.

4. Investment Choices

AEGON Bond – Initial Class

American Century International – Initial Class

Asset Allocation – Conservative Portfolio – Initial Class

Asset Allocation – Growth Portfolio – Initial Class

Asset Allocation – Moderate Portfolio – Initial Class

Asset Allocation – Moderate Growth Portfolio – Initial Class

Capital Guardian U.S. Equity – Initial Class

Capital Guardian Value – Initial Class

Clarion Real Estate Securities – Initial Class

Federated Growth & Income – Initial Class

Great Companies – AmericaSM – Initial Class

Great Companies – TechnologySM – Initial Class

J.P. Morgan Enhanced Index – Initial Class

J.P. Morgan Mid Cap Value – Initial Class

Janus Growth – Initial Class

Marsico Growth – Initial Class

Mercury Large Cap Value – Initial Class

MFS High Yield – Initial Class

Munder Net50 – Initial Class

PIMCO Total Return – Initial Class

Salomon All Cap – Initial Class

T. Rowe Price Equity Income – Initial Class

T. Rowe Price Small Cap – Initial Class

Templeton Great Companies Global – Initial Class

Third Avenue Value – Initial Class

Transamerica Balanced – Initial Class

Transamerica Convertible Securities – Initial Class

Transamerica Equity – Initial Class

Transamerica Growth Opportunities – Initial Class

Transamerica Money Market – Initial Class

49

Transamerica Small/Mid Cap Value – Initial Class

Transamerica U.S. Government Securities – Initial Class

Transamerica Value Balanced – Initial Class

Van Kampen Emerging Growth – Initial Class

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

5. Expenses

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.25% annually (1.40% annually if you select the compounding/annual step-up death benefit) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts.

9. Death Benefit

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract reduced by partial surrenders.

In addition to the standard death benefit, you may select one of the following death benefit options for an additional charge:

•	annual compounding death benefit; or

•	annual step-up death benefit.

10. Other Information

•	Compounding/Annual Step-Up Death Benefit — You may add this feature (Option B or C) for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 75 or older on the Contract date.

•	Annual Compounding Death Benefit (Option B) — This feature ensures that any death benefit payable on the death of an owner who is the annuitant will be no less than total premium payments paid for this Contract, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday; or

•	Annual Step-Up Death Benefit (Option C) — This feature ensures that any death benefit payable on the death of the annuitant will be no less than the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs.

•	Additional Earnings Rider — You may add this rider for an additional charge only when you purchase the Contract, if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

50

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY CONTRACT FEE TABLE section of the prospectus:

Periodic Charges other than Portfolio Expenses

Annual Contract Charge	$30 per Contract year

Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)

Under Standard Death Benefit: Mortality and Expense Risk Charge(1) Administrative Charge(1) Total Separate Account Annual Expenses	1.25 0.40 1.65	% % %

With Compounding/Annual Step-Up Death Benefit Added: Mortality and Expense Risk Charge(1) Administrative Charge(1) Total Separate Account Annual Expenses	1.40 0.40 1.80	% % %

(1)	These charges are assessed on assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.25% applies when you have selected the standard death benefit. If you select the compounding/annual step-up death benefit, then the mortality and expense risk charge will increase to 1.40%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk and administrative charges.

Range of Expenses for the Portfolios

	Minimum	Maximum
Total Annual Portfolio Operating Expenses

(total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.39%	1.75%

Example of Maximum Charges(1)	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$384	$1171	$1982	$4121

If the contract is annuitized* at the end of the applicable time period or if you do not surrender your policy.	$384	$1171	$1982	$4121

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.13% that is determined by dividing the total Contract charges collected during 2004 by total average net assets attributable to the Contract during 2004. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

51

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

1. The Annuity Contract

Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year.

2. Annuity Payments (The Income Phase)

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime;

•	10 or 20 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 or 20 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

If:

•	you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

4. INVESTMENT CHOICES

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by Banc One Investment Advisors Corporation

AEGON Bond

Subadvised by American Century Global Investment Management, Inc.(2)

American Century International

Portfolio Construction Manager: Morningstar Associates, LLC(3)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

J.P. Morgan Mid Cap Value

Subadvised by Janus Capital Management LLC

Janus Growth

52

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management, Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Great Companies L.L.C. and Templeton Investment Counsel, LLC

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by American Century Investment Management, Inc.
(3)	Formerly subadvised by AGEON/Transamerica Fund Advisers, Inc.

The following subaccounts are only available to Contract owners who held an investment in these Subaccounts prior to May 1, 2003.

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Advised by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Opportunities Portfolio

Effective May 1, 2005, the following subaccounts no longer accept new investments from current or prospective investors. If any such owner surrenders all of his or her money from these subaccounts after May 1, 2005, that owner may not reinvest in these subaccounts.

ACCESS VARIABLE INSURANCE TRUST

Advised by Access Fund Management, LLC

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac Mid Cap Plus Portfolio

Potomac OTC Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

Wells S&P REIT Index Portfolio

53

The Fixed Account

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 3% per year.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

5.	EXPENSES

Mortality and Expense Risk Charge

If you add the compounding/annual step-up death benefit, the mortality and expense risk charge increases to 1.40%.

9.	DEATH BENEFIT

Standard Death Benefit (Option A)

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders.

The standard death benefit proceeds are not payable after the maturity date.

Compounding/Annual Step-Up Death Benefit (Options B and C)

On the Contract application, you may add either the annual compounding death benefit or annual step-up death benefit for an additional charge. These options are not available to annuitants age 75 or older on the Contract date. These death benefit options are only payable during the accumulation period and are not payable after the maturity date. You may not select either of these options after the Contract has been issued.

Annual Compounding Death Benefit. During the accumulation period, this option provides the greater of:

•	the standard death benefit; or

•	the total premium payments, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday.

Annual Step-Up Death Benefit. During the accumulation period, this option provides the greater of:

•	the standard death benefit; or

•	the highest annuity value on any Contract anniversary before the annuitant’s 81st birthday, increased for any premium payments you have made and decreased for the adjusted partial surrenders we have paid to you, following the Contract anniversary on which the highest annuity value occurs.

If you select either of these options, then the mortality and expense risk charge will increase to 1.40%.

54

Effect of Adjusted Partial Surrender on Certain Death Benefits

When you request a partial surrender, we will reduce the compounding/annual step-up death benefit, if selected, by an “adjusted partial surrender.” Adjusted partial surrenders will reduce the compounding and/or annual step-up death benefit, if selected.

A partial surrender will reduce the compounding death benefit and the annual step-up death benefit by the amount of the partial surrender times the ratio of:

•	the amount of the compounding and/or annual step-up death benefit immediately before the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have also included a more detailed explanation of this adjustment in the SAI.

If the compounding and/or annual step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the compounding and/or annual step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation. If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

55

Additional Earnings Rider

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the initial premium at Contract issue (this rider is no longer available after issue); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Guaranteed Minimum Income Benefit Program

The Guaranteed Minimum Income Benefit Program is no longer available for new sales, but if you have previously elected this benefit you can still upgrade.

56

CONDENSED FINANCIAL INFORMATION

		1.80%					1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
AEGON Bond - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	12.811 12.508 11.580 10.910 9.979 10.000	$ $ $ $ $ $	13.152 12.811 12.508 11.580 10.910 9.979	87,076 125,688 117,323 3,052 2,975 2,500	$ $ $ $ $ $	12.860 12.537 11.590 10.902 9.979 10.000	$ $ $ $ $ $	13.222 12.860 12.537 11.590 10.902 9.979	880,520 1,088,475 994,183 238,484 22,430 2,500
American Century International - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	6.678 5.426 7.010 9.323 11.124 10.000	$ $ $ $ $ $	7.499 6.678 5.426 7.010 9.323 11.124	130,256 136,492 22,526 21,439 16,940 2,500	$ $ $ $ $ $	6.703 5.439 7.015 9.316 11.124 10.000	$ $ $ $ $ $	7.576 6.703 5.439 7.015 9.316 11.124	1,222,358 1,205,665 247,627 70,637 29,298 2,500
Asset Allocation – Conservative Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	10.842 8.891 10.000	$ $ $	11.682 10.842 8.891	926,972 888,019 605,861	$ $ $	10.869 8.990 10.000	$ $ $	11.729 10.869 8.990	2,772,295 2,699,994 1,431,241
Asset Allocation – Growth Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	10.369 8.072 10.000	$ $ $	11.629 10.369 8.072	174,629 295,332 129,968	$ $ $	10.396 8.080 10.000	$ $ $	11.675 10.396 8.080	3,668,756 3,271,606 1,141,782
Asset Allocation – Moderate Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	10.675 8.704 10.000	$ $ $	11.678 10.675 8.704	859,392 804,264 485,944	$ $ $	10.702 8.713 10.000	$ $ $	11.725 10.702 8.713	6,908,204 6,596,348 2,960,437
Asset Allocation – Moderate Growth Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	10.514 8.418 10.000	$ $ $	11.724 10.514 8.418	816,788 826,140 580,194	$ $ $	10.540 8.426 10.000	$ $ $	11.771 10.540 8.426	6,056,485 5,385,378 2,402,764
Capital Guardian U.S. Equity - Initial Class(4)	2004 2003 2002	$ $ $	10.709 7.988 10.000	$ $ $	11.545 10.709 7.988	37,487 27,743 11,543	$ $ $	10.736 7.996 10.000	$ $ $	11.591 10.736 7.996	413,615 373,294 89,316
Capital Guardian Value – Initial Class(4)	2004 2003 2002	$ $ $	10.392 7.862 10.000	$ $ $	11.911 10.392 7.862	122,537 97,576 73,217	$ $ $	10.418 7.870 10.000	$ $ $	11.959 10.418 7.870	991,553 808,088 364,020
Clarion Real Estate Securities - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	19.660 14.747 14.494 13.288 10.398 10.000	$ $ $ $ $ $	25.654 19.660 14.747 14.494 13.288 10.398	55,294 53,382 28,125 10,890 9,873 2,500	$ $ $ $ $ $	19.735 14.781 14.505 13.278 10.398 10.000	$ $ $ $ $ $	25.790 19.735 14.781 14.505 13.278 10.398	565,689 500,380 297,623 38,072 9,648 2,500
Federated Growth & Income – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	18.010 14.456 14.578 12.829 10.074 10.000	$ $ $ $ $ $	19.317 18.010 14.456 14.578 12.829 10.074	129,440 114,703 80,481 3,120 3,289 2,500	$ $ $ $ $ $	18.078 14.489 14.590 12.820 10.074 10.000	$ $ $ $ $ $	19.419 18.078 14.489 14.590 12.820 10.074	1,579,063 1,554,362 1,180,268 254,830 23,516 2,500
Great Companies – AmericaSM – Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	9.248 7.552 9.695 11.243 10.000	$ $ $ $ $	9.238 9.248 7.552 9.695 11.243	276,917 168,102 111,918 33,268 36,895	$ $ $ $ $	9.299 7.583 9.720 11.254 10.000	$ $ $ $ $	9.303 9.299 7.583 9.720 11.254	2,334,532 2,614,636 2,533,016 1,557,517 269,727
Great Companies – TechnologySM – Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	3.716 2.506 4.123 6.659 10.000	$ $ $ $ $	3.943 3.716 2.506 4.123 6.659	112,064 151,689 71,728 27,506 19,807	$ $ $ $ $	3.736 2.516 4.134 6.665 10.000	$ $ $ $ $	3.971 3.736 2.516 4.134 6.665	1,686,212 1,995,594 1,098,789 405,484 43,286

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		1.80%					1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
J.P. Morgan Enhanced Index – Initial Class(4)	2004 2003 2002	$ $ $	10.215 8.065 10.000	$ $ $	11.137 10.215 8.065	50,473 41,285 3,117	$ $ $	10.240 8.074 10.000	$ $ $	11.182 10.240 8.074	272,707 209,779 82,481
J.P. Morgan Mid Cap Value – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	12.213 9.462 11.038 11.700 10.510 10.000	$ $ $ $ $ $	13.744 12.213 9.462 11.038 11.700 10.510	84,615 65,184 25,298 3,067 3,006 2,500	$ $ $ $ $ $	12.260 9.484 11.047 11.692 10.510 10.000	$ $ $ $ $ $	13.817 12.260 9.484 11.047 11.692 10.510	674,449 638,680 375,487 48,400 25,081 2,500
Janus Growth – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	4.791 3.695 5.369 7.615 10.870 10.000	$ $ $ $ $ $	5.436 4.791 3.695 5.369 7.615 10.870	169,595 183,867 161,387 112,308 110,958 2,500	$ $ $ $ $ $	4.809 3.704 5.373 7.609 10.870 10.000	$ $ $ $ $ $	5.464 4.809 3.704 5.373 7.609 10.870	1,979,168 2,222,263 1,636,337 1,339,819 805,120 2,500
Marsico Growth – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	7.406 5.968 8.210 9.731 10.731 10.000	$ $ $ $ $ $	8.164 7.406 5.968 8.210 9.731 10.731	43,041 50,375 33,251 10,767 10,055 2,500	$ $ $ $ $ $	7.434 5.982 8.216 9.724 10.731 10.000	$ $ $ $ $ $	8.208 7.434 5.982 8.216 9.724 10.731	715,139 685,921 580,026 76,359 28,596 2,500
Mercury Large Cap Value – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	12.258 9.617 11.414 11.835 10.421 10.000	$ $ $ $ $ $	14.247 12.258 9.617 11.414 11.835 10.421	74,454 70,068 39,831 6,048 7,074 2,500	$ $ $ $ $ $	12.305 9.639 11.423 11.826 10.421 10.000	$ $ $ $ $ $	14.323 12.305 9.639 11.423 11.826 10.421	705,146 709,871 572,432 113,496 12,417 2,500
MFS High Yield – Initial Class(5)	2004 2003	$ $	10.835 10.000	$ $	11.681 10.835	19,646 6,240	$ $	10.846 10.000	$ $	11.710 10.846	86,860 37,072
Munder Net50 – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	7.763 4.744 7.844 10.709 10.891 10.000	$ $ $ $ $ $	8.974 7.763 4.744 7.844 10.709 10.891	85,118 72,587 7,646 7,774 7,032 2,500	$ $ $ $ $ $	7.793 4.755 7.850 10.701 10.891 10.000	$ $ $ $ $ $	8.841 7.793 4.755 7.850 10.701 10.891	526,014 487,054 201,192 25,645 8,950 2,500
PIMCO Total Return – Initial Class(4)	2004 2003 2002	$ $ $	10.811 10.492 10.000	$ $ $	11.095 10.811 10.492	100,005 115,275 84,388	$ $ $	10.838 10.503 10.000	$ $ $	11.139 10.838 10.503	833,982 864,057 607,454
Salomon All Cap – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	12.004 9.043 12.230 12.198 10.459 10.000	$ $ $ $ $ $	12.867 12.004 9.043 12.230 12.198 10.459	112,610 114,358 84,970 32,735 28,958 2,500	$ $ $ $ $ $	12.050 9.064 12.240 12.189 10.459 10.000	$ $ $ $ $ $	12.935 12.050 9.064 12.240 12.189 10.459	843,274 981,325 681,049 303,708 92,443 2,500
T. Rowe Price Equity Income – Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	9.999 8.025 10.065 10.693 9.872 10.000	$ $ $ $ $ $	11.275 9.999 8.025 10.065 10.693 9.872	44,321 46,031 12,407 4,598 3,708 2,500	$ $ $ $ $ $	10.037 8.043 10.073 10.686 9.872 10.000	$ $ $ $ $ $	11.335 10.037 8.043 10.073 10.686 9.872	867,247 623,583 374,670 146,253 24,303 2,500

58

		1.80%					1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	8.976 6.509 9.122 10.287 11.398 10.000	$ $ $ $ $ $	9.729 8.976 6.509 9.122 10.287 11.398	134,837 98,882 39,554 2,688 2,500 2,500	$ $ $ $ $ $	9.010 6.524 9.129 10.280 11.398 10.000	$ $ $ $ $ $	9.781 9.010 6.524 9.129 10.280 11.398	1,175,612 1,054,754 552,363 79,312 40,359 2,500
Templeton Great Companies Global - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	6.169 5.096 7.014 9.257 11.387 10.000	$ $ $ $ $ $	6.608 6.169 5.096 7.014 9.257 11.387	113,844 41,820 40,915 33,915 43,471 2,500	$ $ $ $ $ $	6.193 5.108 7.020 9.250 11.387 10.000	$ $ $ $ $ $	7.141 6.193 5.108 7.020 9.250 11.387	1,125,307 228,256 229,432 296,873 376,015 2,500
Third Avenue Value - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	17.323 12.850 14.845 14.237 10.660 10.000	$ $ $ $ $ $	21.234 17.323 12.850 14.845 14.237 10.660	105,814 88,984 40,099 7,264 5,147 2,500	$ $ $ $ $ $	17.389 12.879 14.857 14.226 10.660 10.000	$ $ $ $ $ $	21.346 17.389 12.879 14.857 14.226 10.660	1,280,926 1,211,280 786,581 142,077 38,952 2,500
Transamerica Balanced - Initial Class(4)	2004 2003 2002	$ $ $	10.488 9.376 10.000	$ $ $	11.450 10.488 9.376	29,892 38,484 52,098	$ $ $	10.515 9.385 10.000	$ $ $	11.496 10.515 9.385	333,461 320,331 302,866
Transamerica Convertible Securities - Initial Class(4)	2004 2003 2002	$ $ $	11.184 9.208 10.000	$ $ $	12.431 11.184 9.208	9,127 9,386 4,540	$ $ $	11.212 9.217 10.000	$ $ $	12.481 11.212 9.217	295,560 209,841 65,195
Transamerica Equity - Initial Class(4)	2004 2003 2002	$ $ $	10.928 8.479 10.000	$ $ $	12.429 10.928 8.479	153,744 43,148 30,023	$ $ $	10.955 8.487 10.000	$ $ $	12.479 10.955 8.487	1,607,132 910,375 465,953
Transamerica Growth Opportunities - Initial Class(4)	2004 2003 2002	$ $ $	10.139 7.868 10.000	$ $ $	11.614 10.139 7.868	56,330 22,654 11,692	$ $ $	10.165 7.876 10.000	$ $ $	11.660 10.165 7.876	688,804 329,858 93,609
Transamerica Money Market - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	10.588 10.696 10.735 10.511 10.046 10.000	$ $ $ $ $ $	10.503 10.588 10.696 10.735 10.511 10.046	78,116 162,074 190,263 50,611 53,170 2,500	$ $ $ $ $ $	10.628 10.720 10.743 10.504 10.046 10.000	$ $ $ $ $ $	10.559 10.628 10.720 10.743 10.504 10.046	938,018 1,952,601 4,967,538 718,980 229,542 2,500
Transamerica Small/Mid Cap Value - Initial Class(6)	2004		$10.000		$10.972	2,000		$10.000		$10.976	156,784
Transamerica U.S. Government Securities - Initial Class(4)	2004 2003 2002	$ $ $	10.517 10.402 10.000	$ $ $	10.670 10.517 10.402	31,796 50,352 29,713	$ $ $	10.544 10.412 10.000	$ $ $	10.713 10.544 10.412	273,743 324,709 228,606
Transamerica Value Balanced - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	11.507 9.750 11.520 11.448 9.907 10.000	$ $ $ $ $ $	12.427 11.507 9.750 11.520 11.448 9.907	74,125 44,762 31,119 2,087 3,348 2,500	$ $ $ $ $ $	11.549 9.771 11.527 11.440 9.907 10.000	$ $ $ $ $ $	12.491 11.549 9.771 11.527 11.440 9.907	1,057,480 610,166 486,783 146,750 21,737 2,500
Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	5.706 4.533 6.895 10.514 12.108 10.000	$ $ $ $ $ $	6.004 5.706 4.533 6.895 10.514 12.108	158,172 142,001 98,030 71,139 76,808 2,500	$ $ $ $ $ $	5.727 4.543 6.901 10.507 12.108 10.000	$ $ $ $ $ $	6.036 5.727 4.543 6.901 10.507 12.108	1,092,270 1,191,164 1,006,806 640,021 399,932 2,500

59

		1.80%					1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Access U.S. Government Money Market Portfolio(5)	2004 2003	$ $	9.883 10.000	$ $	9.706 9.883	96,374 5,766	$ $	9.893 10.000	$ $	9.730 9.893	96,221 35,701
Potomac Dow 30 Plus Portfolio(5)	2004 2003	$ $	11.945 10.000	$ $	12.287 11.945	57,671 2,000	$ $	11.957 10.000	$ $	12.318 11.957	132,637 71,191
Potomac Mid Cap Plus Portfolio(6)	2004		$10.000		$11.405	2,000		$10.000		$11.410	3,447
Potomac OTC Plus Portfolio(5)	2004 2003	$ $	12.222 10.000	$ $	13.633 12.222	52,167 71,476	$ $	12.234 10.000	$ $	13.701 12.234	82,665 178,239
Potomac Small Cap Plus Portfolio(6)	2004		$10.000		$11.990	59,506		$10.000		$11.995	81,500
Potomac U.S./Short Portfolio(6)	2004		$10.000		$9.088	2,000		$10.000		$9.091	2,000
Wells S&P Reit Index Portfolio(5)	2004 2003	$ $	11.955 10.000	$ $	15.257 11.955	5,994 3,397	$ $	11.967 10.000	$ $	15.296 11.967	8,456 18,812
Fidelity - VIP Contrafund® - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	8.963 7.119 8.018 9.327 10.000	$ $ $ $ $	10.138 8.963 7.119 8.018 9.327	72,388 68,234 34,828 9,990 8,548	$ $ $ $ $	9.013 7.148 8.039 9.337 10.000	$ $ $ $ $	10.209 9.013 7.148 8.039 9.337	596,225 559,326 372,631 75,791 43,831
Fidelity - VIP Equity-Income - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	10.567 8.274 10.169 10.924 10.000	$ $ $ $ $	11.544 10.567 8.274 10.169 10.924	36,207 25,897 8,714 3,778 3,573	$ $ $ $ $	10.625 8.307 10.194 10.935 10.000	$ $ $ $ $	11.625 10.625 8.307 10.194 10.935	511,832 565,297 458,566 120,903 10,866
Fidelity - VIP Growth Opportunities - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	6.947 5.466 7.136 8.512 10.000	$ $ $ $ $	7.293 6.947 5.466 7.136 8.512	44,194 45,838 8,774 4,617 4,679	$ $ $ $ $	6.986 5.488 7.154 8.521 10.000	$ $ $ $ $	7.345 6.986 5.488 7.154 8.521	160,002 173,118 157,358 40,077 15,086

(1)	Subaccount Inception Date November 29, 1999.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date September 1, 2000.
(4)	Subaccount Inception Date May 1, 2002.
(5)	Subaccount Inception Date May 1, 2003.
(6)	Subaccount Inception Date October 1, 2004.

60

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM ACCESS®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway

St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Access® variable annuity, formerly known as WRL Freedom Access® II variable annuity, offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. - 7:00 p.m. Eastern Time), by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated:  May 1, 2005

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

1

owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

premium payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this SAI, it has the same meaning as “net premium” or “premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us our)	Western Reserve Life Assurance Co. of Ohio.

2

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

3

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law) Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds, by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)	is the amount of the death benefit proceeds prior to the partial surrender; and

(b)	is the annuity value prior to the partial surrender.

4

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
$15,000	requested partial surrender
$22,500	adjusted partial surrender = 15,000 *(75,000/50,000)
$52,500	new death benefit proceeds (after partial surrender) = 75,000 – 22,500
$35,000	new annuity value (after partial surrender) = 50,000 – 15,000

Summary:

Reduction in death benefit proceeds	= $22,500
Reduction in annuity value	= $15,000

NOTE: The death benefit proceeds is reduced more than the annuity value since the death benefit proceeds was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
$15,000	requested partial surrender
$15,000	adjusted partial surrender = 15,000 *(75,000/75,000)
$35,000	new death benefit proceeds (after partial surrender) = 50,000 – 15,000
$60,000	new annuity value (after partial surrender) = 75,000 – 15,000

Summary:

Reduction in death benefit proceeds	= $15,000
Reduction in annuity value	= $15,000

NOTE: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the death benefit proceeds just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

5

EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender

(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

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•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•	over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under alternate payment option (1) or 2(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

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Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the

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underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4),

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403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½ and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from

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the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount’s value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.	The initial units purchased on the Contract date; plus

2.	Units purchased at the time additional premium payments are allocated to the subaccount; plus

3.	Units purchased through transfers from another subaccount or the fixed account; minus

4.	Any units that are redeemed to pay for partial surrenders; minus

5.	Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6.	Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges, any loan processing fee, and any transfer charge; minus

7.	For certain qualified Contracts, any units that are redeemed and used as collateral for any Contract loan.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment returns experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1.	The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

2.	The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3.	The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.	The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A	=	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

B	=	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	= Y

C	=	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is: $XYZ = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	= AB
$1,000

Where: A	=	The annuity value as of the maturity date.
		Assume	= $X

B	=	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
		Assume	= $Y

Then, the first monthly variable annuity payment =	$XY	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	= A
B

Where: A	=	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X

B	=	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $104,517, which translates into a charge of 0.03%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular

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Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the fund are excluded from the calculation of yield. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica Money Market portfolio of the Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

Where:	a =	net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
	b =	expenses accrued for the period (net of reimbursement).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $104,517, which translates into a charge of 0.03%. The calculations do not take into account any premium taxes or any transfer charges. The calculation of yield (which is based on the performance of the Initial Class of shares for the AEGON Bond portfolio of the Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the

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calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an average Contract size of $104,517, which translates into a charge of 0.03%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract. In addition, the standardized average annual total returns of the WRL subaccounts reflect the performance of the Initial Class of shares for each underlying portfolios for the period from the Subaccount Inception Date to December 31, 2004, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:             T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.40%, and the $30 annual Contract charge (based on an average Contract size of $104,517, the annual Contract charge translates into a charge of 0.03%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

15

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Contracts. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all Contracts sold through the separate account were $24,900,243.48, $55,280,148 and $72,075,590, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and/or AFSG, TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

16

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions for the separate account. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Western Reserve and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Western Reserve at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

17

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY

BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2004, 2003, and 2002

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

Des Moines, Iowa

February 18, 2005

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Bonds	$670,025	$724,633
Common stocks:
Affiliated entities (cost: 2004 - $2,693 and 2003 - $2,043)	30,647	14,546
Other (cost: 2004 - $-0- and 2003 - $302)	—	646
Mortgage loans on real estate	16,912	9,668
Home office properties	41,003	41,817
Cash and short-term investments	23,579	70,716
Receivable for securities	295	—
Policy loans	279,658	268,892
Other invested assets	18,473	20,682

Total cash and invested assets	1,080,592	1,151,600

Net deferred income tax asset	32,838	30,682
Premiums deferred and uncollected	3,024	1,939
Reinsurance receivable	2,621	5,290
Receivable from parent, subsidiaries and affiliates	33,133	23,760
Accrued investment income	7,649	7,626
Cash surrender value of life insurance policies	57,331	55,024
Other admitted assets	6,314	5,815
Separate account assets	8,875,501	8,116,308

Total admitted assets	$10,099,003	$9,398,044

3

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$445,432	$425,296
Annuity	771,293	808,079
Life policy and contract claim reserves	22,229	12,939
Liability for deposit-type contracts	15,320	14,040
Other policyholders’ funds	36	34
Remittances and items not allocated	12,078	12,602
Federal and foreign income taxes payable	17,992	13,016
Transfers to separate account due or accrued	(454,760)	(446,188)
Asset valuation reserve	10,057	6,505
Interest maintenance reserve	3,711	2,909
Funds held under coinsurance and other reinsurance treaties	23,411	29,936
Payable for securities	31,061	3,369
Other liabilities	50,166	62,411
Separate account liabilities	8,873,056	8,108,413

Total liabilities	9,821,082	9,053,361

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	125,314	192,076

Total capital and surplus	277,921	344,683

Total liabilities and capital and surplus	$10,099,003	$9,398,044

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$573,363	$553,345	$611,194
Annuity	575,450	891,360	1,131,849
Net investment income	90,794	87,731	48,498
Amortization of interest maintenance reserve	705	952	1,080
Commissions and expense allowances on reinsurance ceded	1,224	(131)	10,427
Reserve adjustments on reinsurance ceded	(2,037)	7,151	51,453
Income from fees associated with investment management, administration and contract guarantees for separate accounts	99,953	88,477	89,854
Other income	6,993	6,092	5,698

	1,346,445	1,634,977	1,950,053
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	68,009	68,800	60,473
Surrender benefits	880,353	998,461	816,174
Other benefits	48,555	33,586	40,010
Increase (decrease) in aggregate reserves for policies and contracts:
Life	20,136	7,302	18,807
Annuity	(36,786)	79,886	384,817

	980,267	1,188,035	1,320,281
Insurance expenses:
Commissions	144,462	133,578	167,582
General insurance expenses	94,805	98,778	111,330
Taxes, licenses and fees	16,316	15,750	20,571
Net transfers to/from separate accounts	(53,443)	20,393	344,773
Other expenses	249	1,163	507

	202,389	269,662	644,763

Total benefits and expenses	1,182,656	1,457,697	1,965,044

Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,789	177,280	(14,991)
Dividends to policyholders	31	31	33

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,758	177,249	(15,024)
Federal income tax expense (benefit)	42,354	55,430	(2,141)

Income (loss) from operations before net realized capital gains (losses) on investments	121,404	121,819	(12,883)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	39	(357)	(1,387)

Net income (loss)	$121,443	$121,462	$(14,270)

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$2,500	$150,107	$95,118	$247,725
Net loss	—	—	(14,270)	(14,270)
Change in net unrealized capital gains and losses	—	—	7,352	7,352
Change in non-admitted assets	—	—	(14,715)	(14,715)
Change in asset valuation reserve	—	—	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	—	—	(1,133)	(1,133)
Cumulative effect of change in accounting principles	—	—	(6,789)	(6,789)
Change in surplus in separate accounts	—	—	(1,072)	(1,072)
Change in net deferred income tax asset	—	—	29,670	29,670
Dividend to stockholder	—	—	(24,000)	(24,000)
Tax benefits on stock options exercised	—	—	28	28
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2002	2,500	150,107	63,699	216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	2,500	150,107	192,076	344,683

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2003	$2,500	$150,107	$192,076	$344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	912	912

Balance at December 31, 2004	$2,500	$150,107	$125,314	$277,921

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$1,148,270	$1,446,609	$1,740,602
Net investment income received	97,348	88,528	47,685
Miscellaneous income received	103,115	98,059	158,186
Benefit and loss related payments	(985,923)	(1,104,098)	(917,590)
Commissions, expenses paid and aggregate write-ins for deductions	(255,745)	(251,495)	(293,555)
Net transfers to separate accounts and protected cell accounts	51,024	(74,921)	(245,977)
Dividends paid to policyholders	(31)	(31)	(34)
Federal and foreign income taxes received (paid)	(38,301)	(72,358)	5,694

Net cash provided by operating activities	119,757	130,293	495,011

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	639,637	634,124	487,270
Stocks	683	—	100
Mortgage loans on real estate	258	1,218	3,288
Real estate	—	873	—
Other invested assets	—	—	7
Miscellaneous proceeds	30,831	—	102

Total investment proceeds	671,409	636,215	490,767

Cost of investments acquired:
Bonds	(588,219)	(1,051,086)	(723,455)
Stocks	(650)	(1,500)	(100)
Mortgage loans on real estate	(7,500)	—	—
Real estate	(67)	(35)	(6)
Other invested assets	(544)	(4,870)	(2,902)
Miscellaneous applications	(295)	—	—

Total cost of investments acquired	(597,275)	(1,057,491)	(726,463)
Net decrease (increase) in policy loans	(10,766)	7,046	9,239

Net cost of investments acquired	(608,041)	(1,050,445)	(717,224)

Net cash provided by (used in) investing activities	63,368	(414,230)	(226,457)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Financing and miscellaneous activities
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	830	853	(3,597)
Dividends to stockholders	(200,000)	—	(24,000)
Other cash provided (applied)	(31,092)	(51,760)	23,523

Net cash used in financing and miscellaneous activities	(230,262)	(50,907)	(4,074)

Net increase (decrease) in cash and short-term investments	(47,137)	(334,844)	264,480

Cash and short-term investments at beginning of year	70,716	405,560	141,080

Cash and short-term investments at end of year	$23,579	$70,716	$405,560

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2004, 2003, and 2002 net realized capital gains (losses) of $1,507, $402, and $(322), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $705, $952, and $1,080, for the years ended December 31, 2004, 2003, and 2002, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $231, $44, and $0 has been excluded for the years ended December 31, 2004, 2003, and 2002, respectively, with respect to such practices.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Premiums received and benefits paid for annuity

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See notes 5 and 7). The Company received variable contract premiums of $1,061,630, $1,240,215, and $ 1,335,079 in 2004, 2003, and 2002, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $912 for the year ended December 31, 2004.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Receivable for Securities and Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$23,579	$23,579	$70,716	$70,716
Bonds	670,025	675,032	724,633	735,591
Common stocks, other than affiliates	—	—	646	646
Mortgage loans on real estate	16,912	18,502	9,668	10,795
Receivable for securities	295	295	—	—
Policy loans	279,658	279,658	268,892	268,892
Separate account assets	8,875,501	8,875,501	8,116,308	8,116,308

Liabilities
Investment contract liabilities	786,613	783,509	822,119	819,715
Payable for securities	31,061	31,061	3,369	3,369
Separate account annuity liabilities	5,742,629	5,742,629	5,400,842	5,400,842

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$211,659	$498	$—	$806	$211,351
State, municipal and other government	4,616	350	—	—	4,966
Public utilities	29,478	1,075	—	16	30,537
Industrial and miscellaneous	199,430	6,251	615	1,213	203,853
Mortgage and other asset-backed securities	224,842	685	215	987	224,325

Total bonds	$670,025	$8,859	$830	$3,022	$675,032

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$239,928	$1,557	$—	$154	$241,331
State, municipal and other government	3,595	319	—	—	3,914
Public utilities	31,628	1,266	—	5	32,889
Industrial and miscellaneous	222,029	8,358	138	883	229,366
Mortgage and other asset-backed securities	227,453	1,475	3	834	228,091

Total bonds	$724,633	$12,975	$141	$1,876	$735,591

The estimated fair value of bonds with gross unrealized losses is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2004
Bonds:
United States Government and agencies	$—	$175,961	$175,961
Public utilities	—	3,135	3,135
Industrial and miscellaneous	4,751	90,964	95,715
Mortgage and other asset-backed securities	10,594	142,172	152,766

	$15,345	$412,232	$427,577

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$20,108	$20,108
State, municipal and other government	—	—
Public utilities	—	2,984	2,984
Industrial and miscellaneous	381	46,853	47,234
Mortgage and other asset-backed securities	258	103,288	103,546

	$639	$173,233	$173,872

The carrying amount and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$32,611	$32,591
Due one through five years	298,351	299,455
Due five through ten years	78,613	82,046
Due after ten years	35,608	36,615

	445,183	450,707
Mortgage and other asset-backed securities	224,842	224,325

	$670,025	$675,032

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds	$32,456	$27,431	$9,357
Dividends from common stock of affiliated entities	39,460	40,033	16,921
Interest on mortgage loans on real estate	769	792	871
Rental income on home office properties	7,440	7,747	7,381
Interest on policy loans	16,739	16,592	17,364
Other investment income	1,180	2,020	3,308

Gross investment income	98,044	94,615	55,202

Investment expenses	(7,250)	(6,884)	(6,704)

Net investment income	$90,794	$87,731	$48,498

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$639,637	$634,124	$487,270

Gross realized gains	$3,718	$447	$2,119
Gross realized losses	(1,249)	(107)	(3,955)

Net realized gains (losses)	$2,469	$340	$(1,836)

At December 31, 2004, bonds with an aggregate carrying value of $3,052 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized Year Ended December 31
	2004	2003	2002
Bonds	$2,469	$340	$(1,836)
Other invested assets	—	—	102

	2,469	340	(1,734)

Tax benefit (expense)	(923)	(296)	26
Transfer to (from) interest maintenance reserve	(1,507)	(401)	321

Net realized capital gains (losses) on investments	$39	$(357)	$(1,387)

	Changes in Unrealized Year Ended December 31
	2004	2003	2002
Common stocks	$15,107	$(3,259)	$10,576
Mortgage loans on real estate	—	—	350
Other invested assets	(2,630)	(2,957)	(3,574)

Change in unrealized capital gains and losses	$12,477	$(6,216)	$7,352

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized December 31
	2004	2003
Unrealized gains	$29,544	$13,654
Unrealized losses	(1,590)	(807)

Net unrealized gains	$27,954	$12,847

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2004, the Company issued one mortgage loan at an interest rate of 5.67%. During 2003 and 2002, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2004, 2003, and 2002, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the asset valuation reserve of $137 and $92, respectively.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$1,202,558	$1,504,347	$1,854,568
Reinsurance ceded	(53,745)	(59,642)	(111,525)

Net premiums earned	$1,148,813	$1,444,705	$1,743,043

The Company received reinsurance recoveries in the amount of $31,129, $30,055, and $30,380 during 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $9,905 and $4,534, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $68,708 and $72,516, respectively.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2004, 2003, and 2002, the amount charged directly to unassigned surplus was $1,185. At December 31, 2004, the Company holds collateral in the form of letters of credit of $91,800 from the ceding company.

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
§807(f) adjustment	$122	$261
Tax basis deferred acquisition costs	91,620	89,467
Reserves	120,055	106,540
Other	8,158	8,594

Total deferred income tax assets	$219,955	$204,862

Deferred income tax assets – nonadmitted	$107,119	$82,596

Deferred income tax liabilities:
§807(f) adjustment – liabilities	$79,417	$90,797
Other	581	787

Total deferred income tax liabilities	$79,998	$91,584

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003
Change in net deferred income tax asset	$26,679	$16,855
Change in deferred income tax assets - nonadmitted	24,523	8,957

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax expense (benefit) computed at the federal statutory rate (35%)	$57,315	$62,037	$(5,259)
Deferred acquisition costs – tax basis	2,153	4,149	11,920
Amortization of IMR	(247)	(333)	(378)
Depreciation	(267)	(290)	(413)
Dividends received deduction	(19,960)	(20,808)	(9,863)
Low income housing credits	(3,157)	(3,150)	(2,914)
Prior year over accrual	(13,204)	(11,583)	(27,856)
Reinsurance transactions	(415)	(415)	(415)
Reserves	22,156	27,407	34,358
Other	(2,020)	(1,584)	(1,321)

Federal income tax expense (benefit)	$42,354	$55,430	$(2,141)

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination is underway for 2001 through 2003.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$14,821	0%	$11,308	0%
Subject to discretionary withdrawal at book value less surrender charge	260,441	4%	311,643	5%
Subject to discretionary withdrawal at market value	5,742,629	87%	5,400,842	86%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	556,284	9%	556,620	9%
Not subject to discretionary withdrawal	14,326	0%	13,556	0%

	6,588,501	100%	6,293,969	100%

Less reinsurance ceded	50,473		62,146

Total policy reserves on annuities and deposit fund liabilities	$6,538,028		$6,231,823

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,061,629	$1,240,215	$1,335,079
Transfers from separate accounts	1,113,867	1,221,216	990,726

Net transfers to separate accounts	(52,238)	18,999	344,353

Other	(1,205)	1,394	420

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(53,443)	$20,393	$344,773

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Income Benefit	$1,746,000	$17,700	$3,500
2003	Guaranteed Minimum Income Benefit	$1,648,000	$13,600	$4,000

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Death Benefit	$6,151,000	$61,900	$44,200
2003	Guaranteed Minimum Death Benefit	$6,191,000	$70,300	$55,200

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Ordinary direct renewal business	$1,085	$337	$1,422
Ordinary new business	1,183	419	1,602

	$2,268	$756	$3,024

December 31, 2003
Ordinary direct renewal business	$387	$126	$513
Ordinary new business	1,337	89	1,426

	$1,724	$215	$1,939

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $121,404.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $45,723, $31,554, and $33,160, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,303, $1,507, and $1,734 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $807, $858, and $967 for the years ended December 31, 2004, 2003, and 2002, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $153, and $203 for the years ended December 31, 2004, 2003, and 2002, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $108,339, $19,705, and $20,371, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2004, 2003, and 2002, the Company received $89,072, $5,775, and $3,673, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $520, $435, and $256, respectively, to affiliates.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2004 and 2003, the cash surrender value of these policies was $57,331 and $55,024, respectively.

The company paid common stock dividends of $200,000 and $24,000 during 2004 and 2002, respectively. The dividend paid in 2004 was approved by the Insurance Department of the State of Ohio as an extraordinary dividend.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,404 and $3,423 and an offsetting premium tax benefit of $743 and $762 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $374, $24, and $70, for the years ended December 31, 2004, 2003, and 2002, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2004 and 2003, the value of securities loaned amounted to $189 and $124,332, respectively.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

35

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$211,732	$211,427	$211,732
States, municipalities, and political subdivisions	45,103	45,105	45,103
Foreign governments	4,115	4,458	4,115
Public utilities	29,478	30,537	29,478
All other corporate bonds	379,597	383,505	379,597

Total fixed maturities	670,025	675,032	670,025

Mortgage loans on real estate	16,912		16,912
Home office properties	41,003		41,003
Policy loans	279,658		279,658
Cash and short-term investments	23,579		23,579
Other invested assets	18,473		18,473
Receivable for securities	295		295

Total investments	$1,049,945		$1,049,945

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

36

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781
Group life and health	13,589	100	388	964
Annuity	771,293	—	575,450	57,049

	$1,216,725	$22,229	$1,148,813	$90,794

Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life and health	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

37

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III (continued)

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2004
Individual life	$208,923	$263,981	$—
Group life and health	887	1,260	790
Annuity	770,457	(62,852)	—

	$980,267	$202,389	$790

Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life and health	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

Year ended December 31, 2002
Individual life	$176,010	$484,535	$—
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	—

	$1,320,281	$644,763	$917

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

38

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%

Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life and health	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life	863	367		496	0
Annuity	909,843	18,483		891,360	0

	$1,504,347	$59,642	$—	$1,444,705	0%

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$—	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$—	$610,634	0%
Group life	917	357	—	560	0
Annuity	1,200,009	68,160	—	1,131,849	0

	$1,854,568	$111,525	$—	$1,743,043	0%

39

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the WRL Series Annuity Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the Separate Account, a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2004, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 4, 2005

0504-0631807

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount
Assets:
Investment in securities:
Number of shares	123,348	12,568	17,084	18,425	16,248

Cost	$123,348	$152,704	$974,891	$345,149	$460,903

Investment, at net asset value	$123,348	$153,775	$596,056	$325,934	$290,025
Dividend receivable	7	0	0	0	0
Transfers receivable from depositor	1	9	3	0	0

Total assets	123,356	153,784	596,059	325,934	290,025

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(380)	(38)	(239)	(172)	(205)

Total liabilities	(380)	(38)	(239)	(172)	(205)

Net assets	$122,976	$153,746	$595,820	$325,762	$289,820

Net Assets Consisting of:
Contract owners’ equity:
Class A	$20,618	$31,949	$226,063	$88,728	$66,370
Class B	90,341	107,458	356,932	227,718	215,383
Class C	9,905	11,642	10,815	8,036	6,593
Class D	820	1,145	922	752	950
Class E	0	0	0	0	0
Class F	684	1,114	590	195	324
Class G	223	239	83	96	18
Class H	333	159	365	195	154
Class I	27	18	5	8	2
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	17	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	25	1	1	8	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	21	27	26	25

Net assets applicable to units outstanding	$122,976	$153,746	$595,820	$325,762	$289,820

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount

Contract owners’ units:
Class A	1,295	1,172	4,476	2,856	2,059
Class B	6,859	5,800	14,811	7,460	6,800
Class C	938	880	1,979	1,125	1,092
Class D	78	87	170	114	158
Class E	0	0	0	0	0
Class F	69	107	43	15	26
Class G	23	23	6	7	2
Class H	34	15	27	15	12
Class I	3	2	0	1	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	2	2	2	2
Total units outstanding:
Class A	1,295	1,172	4,476	2,856	2,059
Class B	6,859	5,800	14,811	7,460	6,800
Class C	938	880	1,979	1,125	1,092
Class D	78	87	170	114	158
Class E	0	0	0	0	0
Class F	69	107	43	15	26
Class G	23	23	6	7	2
Class H	34	15	27	15	12
Class I	3	4	2	3	2
Accumulation unit value:
Class A	$15.93	$27.27	$50.50	$31.07	$32.23
Class B	13.17	18.53	24.10	30.52	31.67
Class C	10.56	13.22	5.46	7.14	6.04
Class D	10.50	13.15	5.44	6.61	6.00
Class E	100.41	106.54	144.27	136.95	133.77
Class F	9.90	10.40	13.70	13.33	12.59
Class G	9.83	10.33	13.61	13.24	12.51
Class H	9.87	10.37	13.67	13.29	12.56
Class I	9.81	10.30	13.58	13.20	12.47

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Assets:
Investment in securities:
Number of shares	19,047	26,470	5,443	10,039	11,179

Cost	$290,071	$345,710	$75,648	$69,580	$164,574

Investment, at net asset value	$335,171	$356,838	$93,456	$86,435	$234,535
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	14	0	1	37	284

Total assets	335,185	356,838	93,457	86,472	234,819

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(385)	(126)	(52)	(7)	0

Total liabilities	(385)	(126)	(52)	(7)	0

Net assets	$334,800	$356,712	$93,405	$86,465	$234,819

Net Assets Consisting of:
Contract owners’ equity:
Class A	$66,621	$85,366	$17,942	$9,861	$45,204
Class B	230,522	256,455	63,660	65,918	156,842
Class C	30,664	13,209	10,099	9,261	27,343
Class D	2,500	921	1,061	977	2,247
Class E	0	0	0	0	0
Class F	2,613	525	286	310	1,606
Class G	1,097	126	183	59	1,115
Class H	740	51	130	49	405
Class I	16	1	13	0	22
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	32	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	1	2	2	2
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	26	25	29	28	33

Net assets applicable to units outstanding	$334,800	$356,712	$93,405	$86,465	$234,819

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Contract owners’ units:
Class A	2,224	4,320	922	979	2,108
Class B	7,820	13,175	3,315	6,615	7,390
Class C	1,579	1,057	705	1,223	1,281
Class D	130	74	74	130	106
Class E	0	0	0	0	0
Class F	202	42	19	22	97
Class G	86	10	12	4	68
Class H	58	4	9	3	24
Class I	1	0	1	0	1
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	2	2	2	2	2
Total units outstanding:
Class A	2,224	4,320	922	979	2,108
Class B	7,820	13,175	3,315	6,615	7,390
Class C	1,579	1,057	705	1,223	1,281
Class D	130	74	74	130	106
Class E	0	0	0	0	0
Class F	202	42	19	22	97
Class G	86	10	12	4	68
Class H	58	4	9	3	24
Class I	3	2	3	2	3
Accumulation unit value:
Class A	$29.96	$19.76	$19.45	$10.08	$21.45
Class B	29.48	19.47	19.20	9.96	21.22
Class C	19.42	12.49	14.32	7.58	21.35
Class D	19.32	12.43	14.25	7.50	21.23
Class E	134.38	130.93	160.28	150.85	175.33
Class F	12.89	12.41	14.79	14.23	16.57
Class G	12.80	12.33	14.70	14.14	16.45
Class H	12.86	12.38	14.76	14.20	16.52
Class I	12.77	12.30	14.66	14.10	16.41

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Assets:
Investment in securities:
Number of shares	6,684	3,721	3,524	3,016	5,644

Cost	$88,490	$28,589	$26,489	$55,084	$58,784

Investment, at net asset value	$128,040	$35,464	$33,648	$64,311	$69,694
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	160	0	30	39	22

Total assets	128,200	35,464	33,678	64,350	69,716

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	(15)	(45)	(3)	(14)

Total liabilities	0	(15)	(45)	(3)	(14)

Net assets	$128,200	$35,449	$33,633	$64,347	$69,702

Net Assets Consisting of:
Contract owners’ equity:
Class A	$21,269	$5,392	$3,951	$11,116	$10,554
Class B	88,626	23,397	23,140	41,503	45,227
Class C	14,589	5,870	4,650	9,830	11,498
Class D	1,418	351	748	500	1,312
Class E	0	0	0	0	0
Class F	1,106	211	772	1,049	628
Class G	827	84	168	169	216
Class H	316	99	171	144	219
Class I	14	18	0	8	17
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	2	1	2	1	2
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	33	26	31	27	29

Net assets applicable to units outstanding	$128,200	$35,449	$33,633	$64,347	$69,702

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Contract owners’ units:
Class A	1,050	594	410	1,035	879
Class B	4,420	2,599	2,424	3,898	3,800
Class C	566	715	526	867	1,176
Class D	55	43	85	44	135
Class E	0	0	0	0	0
Class F	66	16	49	76	43
Class G	50	7	11	13	15
Class H	19	8	11	11	15
Class I	1	1	0	1	1
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	2	2	2	2	2
Total units outstanding:
Class A	1,050	594	410	1,035	879
Class B	4,420	2,599	2,424	3,898	3,800
Class C	566	715	526	867	1,176
Class D	55	43	85	44	135
Class E	0	0	0	0	0
Class F	66	16	49	76	43
Class G	50	7	11	13	15
Class H	19	8	11	11	15
Class I	3	3	2	3	3
Accumulation unit value:
Class A	$20.25	$9.08	$9.63	$10.74	$12.00
Class B	20.05	9.00	9.54	10.65	11.90
Class C	25.79	8.21	8.84	11.33	9.78
Class D	25.65	8.16	8.79	11.27	9.73
Class E	172.57	138.08	175.54	147.54	159.23
Class F	16.73	13.18	15.70	13.77	14.50
Class G	16.61	13.09	15.59	13.68	14.40
Class H	16.68	13.14	15.66	13.74	14.46
Class I	16.57	13.06	15.55	13.64	14.36

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount

Assets:
Investment in securities:
Number of shares	9,509	4,297	18,533	7,558	11,994

Cost	$120,674	$51,264	$191,731	$24,927	$117,873

Investment, at net asset value	$135,215	$63,635	$183,294	$32,419	$144,402
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	127	22	6	15	300

Total assets	135,342	63,657	183,300	32,434	144,702

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(76)	(2)	(44)	(1)	(237)

Total liabilities	(76)	(2)	(44)	(1)	(237)

Net assets	$135,266	$63,655	$183,256	$32,433	$144,465

Net Assets Consisting of:
Contract owners’ equity:
Class A	$20,844	$9,348	$23,074	$3,708	$16,085
Class B	100,844	43,353	134,935	21,015	76,961
Class C	10,908	9,319	21,719	6,696	32,517
Class D	1,449	1,163	2,558	442	10,829
Class E	0	0	0	0	0
Class F	863	202	757	334	5,279
Class G	245	153	102	53	2,322
Class H	71	84	80	149	395
Class I	14	3	7	6	76
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	2	1	2	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	27	28	23	28	0

Net assets applicable to units outstanding	$135,266	$63,655	$183,256	$32,433	$144,465

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount

Contract owners’ units:
Class A	1,444	656	2,434	916	1,357
Class B	7,044	3,072	14,335	5,230	6,518
Class C	843	675	2,335	1,686	2,772
Class D	112	85	277	112	927
Class E	0	0	0	0	0
Class F	63	14	65	24	421
Class G	18	11	9	4	186
Class H	5	6	7	11	31
Class I	1	0	0	0	6
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	2	2	2	2	0
Total units outstanding:
Class A	1,444	656	2,434	916	1,357
Class B	7,044	3,072	14,335	5,230	6,518
Class C	843	675	2,335	1,686	2,772
Class D	112	85	277	112	927
Class E	0	0	0	0	0
Class F	63	14	65	24	421
Class G	18	11	9	4	186
Class H	5	6	7	11	31
Class I	3	2	2	2	6
Accumulation unit value:
Class A	$14.44	$14.24	$9.48	$4.05	$11.86
Class B	14.32	14.12	9.41	4.02	11.81
Class C	12.94	13.82	9.30	3.97	11.73
Class D	12.87	13.74	9.24	3.94	11.68
Class E	148.00	152.16	123.37	153.15	132.05
Class F	13.77	14.17	11.65	13.94	12.54
Class G	13.68	14.08	11.57	13.85	12.46
Class H	13.74	14.14	11.62	13.90	12.51
Class I	13.64	14.04	11.54	13.81	12.43

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Assets:
Investment in securities:
Number of shares	34,012	34,171	18,073	4,998	1,805

Cost	$327,275	$323,368	$172,546	$53,398	$17,951

Investment, at net asset value	$411,537	$416,172	$217,943	$55,579	$21,251
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	6	278	1	10

Total assets	411,537	416,178	218,221	55,580	21,261

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(87)	(39)	(46)	(27)	(22)

Total liabilities	(87)	(39)	(46)	(27)	(22)

Net assets	$411,450	$416,139	$218,175	$55,553	$21,239

Net Assets Consisting of:
Contract owners’ equity:
Class A	$54,162	$56,232	$23,499	$10,198	$3,095
Class B	251,911	265,249	143,172	33,601	13,591
Class C	81,001	71,293	42,834	9,290	3,833
Class D	10,036	9,576	2,031	1,109	342
Class E	0	0	0	0	0
Class F	8,781	8,584	3,835	1,057	247
Class G	3,211	3,225	1,343	88	41
Class H	2,127	1,046	1,324	177	39
Class I	220	871	135	11	2
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	62	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	1	2	1	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	24
Class I	0	0	0	21	24

Net assets applicable to units outstanding	$411,450	$416,139	$218,175	$55,553	$21,239

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Contract owners’ units:
Class A	4,570	4,726	1,991	906	266
Class B	21,341	22,389	12,181	2,996	1,174
Class C	6,908	6,056	3,669	834	333
Class D	859	817	175	100	30
Class E	0	0	0	0	0
Class F	677	634	272	101	20
Class G	249	240	96	8	3
Class H	164	78	94	17	3
Class I	17	65	10	1	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	2
Class I	0	0	0	2	2
Total units outstanding:
Class A	4,570	4,726	1,991	906	266
Class B	21,341	22,389	12,181	2,996	1,174
Class C	6,908	6,056	3,669	834	333
Class D	859	817	175	100	30
Class E	0	0	0	0	0
Class F	677	634	272	101	20
Class G	249	240	96	8	3
Class H	164	78	94	17	5
Class I	17	65	10	3	2
Accumulation unit value:
Class A	$11.85	$11.90	$11.80	$11.26	$11.62
Class B	11.80	11.85	11.75	11.21	11.57
Class C	11.73	11.77	11.68	11.14	11.50
Class D	11.68	11.72	11.63	11.09	11.45
Class E	137.08	143.46	150.46	106.89	125.46
Class F	12.97	13.53	14.07	10.42	12.05
Class G	12.89	13.44	13.97	10.36	11.96
Class H	12.94	13.50	14.03	10.40	12.01
Class I	12.86	13.41	13.94	10.33	11.93

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Assets:
Investment in securities:
Number of shares	1,619	13,818	5,361	2,912	365

Cost	$17,352	$373,796	$68,070	$45,463	$5,871

Investment, at net asset value	$19,813	$288,509	$78,593	$59,035	$6,181
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	144	162	7	12

Total assets	19,813	288,653	78,755	59,042	6,193

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(2)	(46)	0	(34)	0

Total liabilities	(2)	(46)	0	(34)	0

Net assets	$19,811	$288,607	$78,755	$59,008	$6,193

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,560	$49,768	$11,978	$14,552	$382
Class B	13,646	214,696	56,713	29,885	3,834
Class C	3,689	20,056	8,031	11,858	1,699
Class D	113	1,911	654	1,459	0
Class E	0	0	0	0	0
Class F	590	1,294	801	985	23
Class G	30	411	343	149	13
Class H	130	437	196	86	5
Class I	0	6	8	3	0
Depositor’s equity:
Class A	$0	$0	$0	$0	$22
Class B	0	0	0	0	29
Class C	0	0	0	0	22
Class D	0	0	0	0	22
Class E	1	1	2	2	29
Class F	0	0	0	0	29
Class G	26	0	0	0	28
Class H	0	0	0	0	28
Class I	26	27	29	29	28

Net assets applicable to units outstanding	$19,811	$288,607	$78,755	$59,008	$6,193

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Contract owners’ units:
Class A	124	3,945	1,016	1,204	35
Class B	1,086	17,090	4,831	2,482	336
Class C	296	1,607	689	992	155
Class D	9	154	56	123	0
Class E	0	0	0	0	0
Class F	45	93	55	67	2
Class G	2	30	24	10	1
Class H	10	32	14	6	0
Class I	0	0	1	0	1
Depositor’s units:
Class A	0	0	0	0	2
Class B	0	0	0	0	3
Class C	0	0	0	0	2
Class D	0	0	0	0	2
Class E	0	0	0	0	0
Class F	0	0	0	0	3
Class G	2	0	0	0	3
Class H	0	0	0	0	3
Class I	2	2	2	2	2
Total units outstanding:
Class A	124	3,945	1,016	1,204	37
Class B	1,086	17,090	4,831	2,482	339
Class C	296	1,607	689	992	157
Class D	9	154	56	123	2
Class E	0	0	0	0	0
Class F	45	93	55	67	5
Class G	4	30	24	10	4
Class H	10	32	14	6	3
Class I	2	2	3	2	3
Accumulation unit value:
Class A	$12.62	$12.61	$11.79	$12.09	$10.99
Class B	12.56	12.56	11.74	12.04	11.41
Class C	12.48	12.48	11.66	11.96	10.98
Class D	12.43	12.43	11.61	11.91	10.97
Class E	135.64	147.40	156.05	160.20	114.66
Class F	12.91	13.88	14.50	14.74	11.41
Class G	12.83	13.78	14.40	14.64	11.38
Class H	12.88	13.84	14.46	14.70	11.40
Class I	12.79	13.75	14.36	14.60	11.37

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount

Assets:
Investment in securities:
Number of shares	907	1,121	1,185	3,397	12,237

Cost	$11,183	$13,558	$12,004	$30,352	$12,237

Investment, at net asset value	$11,183	$15,737	$12,491	$37,439	$12,237
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	9	14	1	225

Total assets	11,183	15,746	12,505	37,440	12,462

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	(3)	(22)	(7)

Total liabilities	0	0	(3)	(22)	(7)

Net assets	$11,183	$15,746	$12,502	$37,418	$12,455

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,443	$3,151	$1,463	$9,180	$1,865
Class B	6,268	8,397	9,609	22,213	8,013
Class C	2,933	3,050	1,017	4,794	936
Class D	339	562	230	433	935
Class E	0	0	0	0	0
Class F	86	282	24	583	69
Class G	35	213	66	140	556
Class H	53	49	34	9	61
Class I	5	15	11	11	0
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	1	1	1	1
Class F	0	0	24	0	0
Class G	0	0	0	0	0
Class H	0	0	0	27	0
Class I	20	26	23	27	19

Net assets applicable to units outstanding	$11,183	$15,746	$12,502	$37,418	$12,455

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount

Contract owners’ units:
Class A	133	279	124	784	190
Class B	581	746	817	1,904	820
Class C	274	273	87	414	96
Class D	32	50	19	37	96
Class E	0	0	0	0	0
Class F	9	21	2	43	7
Class G	3	16	6	11	57
Class H	5	4	3	1	6
Class I	0	1	1	1	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	2	0	0
Class G	0	0	0	0	0
Class H	0	0	0	2	0
Class I	2	2	2	2	2
Total units outstanding:
Class A	133	279	124	784	190
Class B	581	746	817	1,904	820
Class C	274	273	87	414	96
Class D	32	50	19	37	96
Class E	0	0	0	0	0
Class F	9	21	4	43	7
Class G	3	16	6	11	57
Class H	5	4	3	3	6
Class I	2	3	3	3	2
Accumulation unit value:
Class A	$10.83	$11.30	$11.79	$11.72	$9.80
Class B	10.78	11.26	11.76	11.67	9.77
Class C	10.71	11.18	11.71	11.59	9.73
Class D	10.67	11.14	11.68	11.54	9.71
Class E	104.25	142.71	119.08	146.78	98.93
Class F	10.15	13.30	11.77	13.57	9.80
Class G	10.08	13.22	11.69	13.48	9.73
Class H	10.12	13.27	11.74	13.53	9.77
Class I	10.05	13.18	11.66	13.44	9.71

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount

Assets:
Investment in securities:
Number of shares	1,131	1,237	191	27	984

Cost	$13,748	$14,112	$2,419	$285	$12,107

Investment, at net asset value	$13,909	$13,962	$2,949	$314	$12,287
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	1	0	25	7	7

Total assets	13,910	13,962	2,974	321	12,294

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(58)	(72)	0	0	(73)

Total liabilities	(58)	(72)	0	0	(73)

Net assets	$13,852	$13,890	$2,974	$321	$12,221

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,710	$1,925	$337	$0	$1,893
Class B	9,566	9,737	1,933	36	8,184
Class C	1,609	1,133	129	16	954
Class D	684	684	91	0	689
Class E	0	0	0	0	0
Class F	9	12	158	0	9
Class G	108	258	228	71	301
Class H	15	30	65	0	8
Class I	0	0	0	0	0
Depositor’s equity:
Class A	$0	$0	$0	$23	$24
Class B	0	0	0	23	24
Class C	25	0	0	23	24
Class D	25	27	0	23	24
Class E	1	1	2	1	1
Class F	25	28	0	23	24
Class G	25	27	0	26	0
Class H	25	0	0	28	31
Class I	25	28	31	28	31

Net assets applicable to units outstanding	$13,852	$13,890	$2,974	$321	$12,221

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Potomac Mid Cap Plus Portfolio Subaccount	Potomac Small Cap Plus Portfolio Subaccount

Contract owners’ units:
Class A	138	140	22	0	158
Class B	773	705	126	3	682
Class C	130	83	8	2	80
Class D	56	50	6	0	57
Class E	0	0	0	0	0
Class F	1	1	8	0	1
Class G	9	19	15	6	24
Class H	1	2	4	0	1
Class I	0	0	0	0	0
Depositor’s units:
Class A	0	0	0	2	2
Class B	0	0	0	2	2
Class C	2	0	0	2	2
Class D	2	2	0	2	2
Class E	0	0	0	0	0
Class F	2	2	2	2	2
Class G	2	2	0	2	0
Class H	2	0	0	3	2
Class I	2	2	2	3	3
Total units outstanding:
Class A	138	140	22	2	160
Class B	773	705	126	5	684
Class C	132	83	8	4	82
Class D	58	52	6	2	59
Class E	0	0	0	0	0
Class F	3	3	10	2	3
Class G	11	21	15	8	24
Class H	3	2	4	3	3
Class I	2	2	2	3	3
Accumulation unit value:
Class A	$12.40	$13.81	$15.40	$11.42	$12.01
Class B	12.37	13.81	15.36	11.42	12.00
Class C	12.32	13.70	15.30	11.41	11.99
Class D	12.29	13.63	15.26	11.41	11.99
Class E	125.22	139.43	155.47	114.38	120.25
Class F	12.40	13.81	15.40	11.42	12.01
Class G	12.32	13.72	15.30	11.35	12.35
Class H	12.37	13.78	15.36	11.37	12.37
Class I	12.29	13.68	15.26	11.34	12.34

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac U.S./Short Portfolio Subaccount	Fidelity Index 500 Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Assets:
Investment in securities:
Number of shares	26	0	531	1,647	1,620

Cost	$240	$54	$7,111	$32,936	$33,504

Investment, at net asset value	$213	$59	$8,479	$43,399	$40,636
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	0	0	0	96	7

Total assets	213	59	8,479	43,495	40,643

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	(7)	(4)	(6)

Total liabilities	0	0	(7)	(4)	(6)

Net assets	$213	$59	$8,472	$43,491	$40,637

Net Assets Consisting of:
Contract owners’ equity:
Class A	$8	$0	$584	$5,996	$9,643
Class B	54	0	6,391	30,674	24,626
Class C	0	0	1,175	6,087	5,950
Class D	0	0	322	734	418
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	5	0	0	0
Class I	0	0	0	0	0
Depositor’s equity:
Class A	$18	$0	$0	$0	$0
Class B	18	0	0	0	0
Class C	18	0	0	0	0
Class D	18	0	0	0	0
Class E	1	0	0	0	0
Class F	18	0	0	0	0
Class G	20	0	0	0	0
Class H	20	27	0	0	0
Class I	20	27	0	0	0

Net assets applicable to units outstanding	$213	$59	$8,472	$43,491	$40,637

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2004

(all amounts except per unit amounts in thousands)

	Potomac U.S./Short Portfolio Subaccount	Fidelity Index 500 Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Contract owners’ units:
Class A	1	n/a	78	576	814
Class B	6	n/a	860	2,970	2,094
Class C	0	n/a	160	596	512
Class D	0	n/a	44	72	36
Class E	0	n/a	n/a	n/a	n/a
Class F	0	n/a	n/a	n/a	n/a
Class G	0	n/a	n/a	n/a	n/a
Class H	0	0	n/a	n/a	n/a
Class I	0	0	n/a	n/a	n/a
Depositor’s units:
Class A	2	0	0	0	0
Class B	2	0	0	0	0
Class C	2	0	0	0	0
Class D	2	0	0	0	0
Class E	0	0	0	0	0
Class F	2	0	0	0	0
Class G	3	0	0	0	0
Class H	3	3	0	0	0
Class I	3	3	0	0	0
Total units outstanding:
Class A	3	n/a	78	576	814
Class B	8	n/a	860	2,970	2,094
Class C	2	n/a	160	596	512
Class D	2	n/a	44	72	36
Class E	0	n/a	n/a	n/a	n/a
Class F	2	n/a	n/a	n/a	n/a
Class G	3	n/a	n/a	n/a	n/a
Class H	3	3	n/a	n/a	n/a
Class I	3	3	n/a	n/a	n/a
Accumulation unit value:
Class A	$9.10	n/a	$7.48	$10.40	$11.84
Class B	9.10	n/a	7.43	10.33	11.76
Class C	9.09	n/a	7.34	10.21	11.62
Class D	9.09	n/a	7.29	10.14	11.54
Class E	91.14	n/a	n/a	n/a	n/a
Class F	9.10	n/a	n/a	n/a	n/a
Class G	7.98	n/a	n/a	n/a	n/a
Class H	8.00	10.94	n/a	n/a	n/a
Class I	7.97	10.91	n/a	n/a	n/a

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Van Kampen Emerging Growth Subaccount

Investment Income:

Dividend income	$1,759	$11,218	$0	$0	$0

Total Investment Income	1,759	11,218	0	0	0

Expenses:

Mortality and expense risk:

Class A	455	432	2,786	1,135	869

Class B	1,738	1,679	5,035	3,291	3,215

Class C	318	216	172	90	108

Class D	27	24	16	10	15

Class E	0	0	0	0	0

Class F	15	14	6	2	4

Class G	11	5	1	1	0

Class H	3	2	3	2	1

Class I	1	1	1	0	0

Total expenses	2,568	2,373	8,020	4,531	4,212

Net investment income (loss)	(809)	8,845	(8,020)	(4,531)	(4,212)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	0	1,819	(107,966)	(14,260)	(54,004)

L-T realized gain distributions	0	615	0	0	0

Change in unrealized appreciation (depreciation)	0	(6,244)	192,060	42,218	73,093

Net gain (loss) on investment securities	0	(3,810)	84,094	27,958	19,089

Net increase (decrease) in net assets resulting from operations	$(809)	$5,035	$76,074	$23,427	$14,877

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Investment Income:

Dividend income	$13,391	$4,400	$2,529	$0	$1,312

Total Investment Income	13,391	4,400	2,529	0	1,312

Expenses:

Mortality and expense risk:

Class A	781	868	208	107	485

Class B	3,241	3,102	873	848	1,884

Class C	469	184	151	138	380

Class D	42	14	16	16	34

Class E	0	0	0	0	0

Class F	30	8	3	3	15

Class G	11	1	1	1	10

Class H	9	1	1	1	2

Class I	1	0	1	0	1

Total expenses	4,584	4,178	1,254	1,114	2,811

Net investment income (loss)	8,807	222	1,275	(1,114)	(1,499)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	6,131	(2,384)	2,959	1,830	4,642

L-T realized gain distributions	5,300	0	0	0	0

Change in unrealized appreciation (depreciation)	4,072	32,807	9,331	8,997	39,266

Net gain (loss) on investment securities	15,503	30,423	12,290	10,827	43,908

Net increase (decrease) in net assets resulting from operations	$24,310	$30,645	$13,565	$9,713	$42,409

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Investment Income:

Dividend income	$2,791	$0	$0	$983	$0

Total Investment Income	2,791	0	0	983	0

Expenses:

Mortality and expense risk:

Class A	207	64	59	124	125

Class B	1,010	321	336	493	563

Class C	183	85	71	132	168

Class D	21	6	12	8	19

Class E	0	0	0	0	0

Class F	10	3	8	11	9

Class G	7	1	4	2	3

Class H	3	1	2	1	3

Class I	1	1	1	0	1

Total expenses	1,442	482	493	771	891

Net investment income (loss)	1,349	(482)	(493)	212	(891)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	4,554	1,038	2,342	741	2,274

L-T realized gain distributions	1,440	0	0	144	0

Change in unrealized appreciation (depreciation)	20,797	2,815	1,443	6,003	3,246

Net gain (loss) on investment securities	26,791	3,853	3,785	6,888	5,520

Net increase (decrease) in net assets resulting from operations	$28,140	$3,371	$3,292	$7,100	$4,629

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount

Investment Income:

Dividend income	$307	$21	$1,131	$0	$1,673

Total Investment Income	307	21	1,131	0	1,673

Expenses:

Mortality and expense risk:

Class A	274	87	267	54	199

Class B	1,498	565	1,837	341	1,003

Class C	188	136	389	114	500

Class D	26	17	42	10	181

Class E	0	0	0	0	0

Class F	10	3	6	5	61

Class G	3	2	1	1	33

Class H	1	1	1	2	5

Class I	1	0	1	1	1

Total expenses	2,001	811	2,544	528	1,983

Net investment income (loss)	(1,694)	(790)	(1,413)	(528)	(310)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	1,831	2,304	(4,247)	2,807	3,939

L-T realized gain distributions	0	0	0	0	525

Change in unrealized appreciation (depreciation)	9,566	5,665	6,001	(462)	6,898

Net gain (loss) on investment securities	11,397	7,969	1,754	2,345	11,362

Net increase (decrease) in net assets resulting from operations	$9,703	$7,179	$341	$1,817	$11,052

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Investment Income:

Dividend income	$3,645	$2,737	$1,628	$1,590	$252

Total Investment Income	3,645	2,737	1,628	1,590	252

Expenses:

Mortality and expense risk:

Class A	570	587	252	151	35

Class B	3,139	3,167	1,631	502	178

Class C	1,228	1,070	611	162	61

Class D	168	162	47	19	7

Class E	0	0	0	0	0

Class F	102	96	37	12	3

Class G	47	49	20	1	1

Class H	22	6	15	2	0

Class I	3	9	1	1	0

Total expenses	5,279	5,146	2,614	850	285

Net investment income (loss)	(1,634)	(2,409)	(986)	740	(33)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	6,419	4,566	4,040	798	656

L-T realized gain distributions	422	247	142	135	115

Change in unrealized appreciation (depreciation)	30,497	39,678	18,888	(510)	1,133

Net gain (loss) on investment securities	37,338	44,491	23,070	423	1,904

Net increase (decrease) in net assets resulting from operations	$35,704	$42,082	$22,084	$1,163	$1,871

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Investment Income:

Dividend income	$1,049	$0	$0	$492	$0

Total Investment Income	1,049	0	0	492	0

Expenses:

Mortality and expense risk:

Class A	19	447	119	142	2

Class B	171	2,056	573	316	6

Class C	50	236	101	163	4

Class D	2	23	8	22	0

Class E	0	0	0	0	0

Class F	7	14	8	8	0

Class G	1	5	4	2	0

Class H	2	3	2	1	0

Class I	0	0	1	1	0

Total expenses	252	2,784	816	655	12

Net investment income (loss)	797	(2,784)	(816)	(163)	(12)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	446	(15,564)	985	878	0

L-T realized gain distributions	1	0	0	0	0

Change in unrealized appreciation (depreciation)	693	50,594	7,146	6,404	310

Net gain (loss) on investment securities	1,140	35,030	8,131	7,282	310

Net increase (decrease) in net assets resulting from operations	$1,937	$32,246	$7,315	$7,119	$298

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccont	Access U.S. Government Money Market Portfolio Subaccount

Investment Income:

Dividend income	$481	$75	$516	$98	$0

Total Investment Income	481	75	516	98	0

Expenses:

Mortality and expense risk:

Class A	19	23	13	102	56

Class B	108	83	109	282	353

Class C	53	37	11	72	42

Class D	7	7	1	7	21

Class E	0	0	0	0	0

Class F	2	3	0	4	2

Class G	1	5	2	2	7

Class H	1	1	1	0	1

Class I	0	1	1	1	0

Total expenses	191	160	138	470	482

Net investment income (loss)	290	(85)	378	(372)	(482)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	76	398	575	728	0

L-T realized gain distributions	34	0	0	0	0

Change in unrealized appreciation (depreciation)	(181)	858	(216)	2,195	0

Net gain (loss) on investment securities	(71)	1,256	359	2,923	0

Net increase (decrease) in net assets resulting from operations	$219	$1,171	$737	$2,551	$(482)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Potomac Mid Cap Plus Portfolio Subaccount(1)	Potomac Small Cap Plus Portfolio Subaccount(1)

Investment Income:

Dividend income	$69	$1,806	$4	$0	$0

Total Investment Income	69	1,806	4	0	0

Expenses:

Mortality and expense risk:

Class A	2	20	2	1	2

Class B	21	111	21	3	12

Class C	7	14	5	0	2

Class D	2	4	1	0	2

Class E	0	0	0	0	0

Class F	0	1	2	0	0

Class G	1	2	2	1	1

Class H	0	1	1	0	0

Class I	0	0	0	0	0

Total expenses	33	153	34	5	19

Net investment income (loss)	36	1,653	(30)	(5)	(19)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(65)	(3,753)	139	580	833

L-T realized gain distributions	165	568	0	0	0

Change in unrealized appreciation (depreciation)	(33)	(588)	430	29	180

Net gain (loss) on investment securities	67	(3,773)	569	609	1,013

Net increase (decrease) in net assets resulting from operations	$103	$(2,120)	$539	$604	$994

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2004

(all amounts in thousands)

	Potomac U.S./Short Portfolio Subaccount(1)	Fidelity VIP Index 500 Portfolio Subaccount(1)	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Investment Income:

Dividend income	$0	$0	$29	$78	$595

Total Investment Income	0	0	29	78	595

Expenses:

Mortality and expense risk:

Class A	0	0	7	61	117

Class B	0	0	89	380	344

Class C	0	0	18	88	93

Class D	0	0	6	12	6

Class E	0	0	0	0	0

Class F	0	0	0	0	0

Class G	0	0	0	0	0

Class H	0	0	0	0	0

Class I	0	0	0	0	0

Total expenses	0	0	120	541	560

Net investment income (loss)	0	0	(91)	(463)	35

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(1)	0	313	1,228	1,256

L-T realized gain distributions	0	0	0	0	155

Change in unrealized appreciation (depreciation)	(27)	5	185	4,257	2,167

Net gain (loss) on investment securities	(28)	5	498	5,485	3,578

Net increase (decrease) in net assets resulting from operations	$(28)	$5	$407	$5,022	$3,613

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount		WRL AEGON Bond Subaccount		WRL Janus Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(809)	$(2,491)	$8,845	$7,396	$(8,020)	$(8,164)

Net gain (loss) on investment securities	0	0	(3,810)	(376)	84,094	166,959

Net increase (decrease) in net assets resulting from operations	(809)	(2,491)	5,035	7,020	76,074	158,795

Capital Unit Transactions:

Proceeds from units sold (transferred)	(26,322)	33,571	(21,741)	(33,520)	(42,552)	(36,560)

Less cost of units redeemed:

Administrative charges	348	376	249	302	968	999

Policy loans	15	136	79	9	68	17

Surrender benefits	63,295	241,264	23,270	36,366	67,278	65,330

Death benefits	3,421	2,146	1,740	1,681	5,888	4,881

	67,079	243,922	25,338	38,358	74,202	71,227

Increase (decrease) in net assets from capital unit transactions	(93,401)	(210,351)	(47,079)	(71,878)	(116,754)	(107,787)

Net increase (decrease) in net assets	(94,210)	(212,842)	(42,044)	(64,858)	(40,680)	51,008

Depositor’s equity contribution (net redemptions)	(79)	105	(61)	81	(80)	79

Net Assets:

Beginning of year	217,265	430,002	195,851	260,628	636,580	585,493

End of year	$122,976	$217,265	$153,746	$195,851	$595,820	$636,580

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Templeton Great Companies Global Subaccount		WRL Van Kampen Emerging Growth Subaccount		WRL Federated Growth & Income Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(4,531)	$(4,771)	$(4,212)	$(4,529)	$8,807	$8,591

Net gain (loss) on investment securities	27,958	75,207	19,089	81,249	15,503	59,383

Net increase (decrease) in net assets resulting from operations	23,427	70,436	14,877	76,720	24,310	67,974

Capital Unit Transactions:

Proceeds from units sold (transferred)	(120)	(50,978)	(29,671)	(22,241)	20,894	27,661

Less cost of units redeemed:

Administrative charges	533	537	546	581	524	426

Policy loans	10	0	15	28	102	24

Surrender benefits	43,945	43,480	36,402	36,088	38,804	34,942

Death benefits	2,839	2,424	2,083	1,814	2,450	2,169

	47,327	46,441	39,046	38,511	41,880	37,561

Increase (decrease) in net assets from capital unit transactions	(47,447)	(97,419)	(68,717)	(60,752)	(20,986)	(9,900)

Net increase (decrease) in net assets	(24,020)	(26,983)	(53,840)	15,968	3,324	58,074

Depositor’s equity contribution (net redemptions)	(79)	81	(75)	81	(48)	60
Net Assets:

Beginning of year	349,861	376,763	343,735	327,686	331,524	273,390

End of year	$325,762	$349,861	$289,820	$343,735	$334,800	$331,524

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Value Balanced Subaccount		WRL Mercury Large Cap Value Subaccount		WRL American Century International Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$222	$2,848	$1,275	$(514)	$(1,114)	$(794)

Net gain (loss) on investment securities	30,423	26,802	12,290	20,827	10,827	18,886

Net increase (decrease) in net assets resulting from operations	30,645	29,650	13,565	20,313	9,713	18,092

Capital Unit Transactions:

Proceeds from units sold (transferred)	192,046	(12,475)	(3,272)	(908)	7,785	49,341

Less cost of units redeemed:

Administrative charges	411	233	151	132	158	102

Policy loans	37	7	13	4	45	19

Surrender benefits	41,471	22,456	10,304	9,674	7,318	9,484

Death benefits	2,723	1,634	773	574	513	353

	44,642	24,330	11,241	10,384	8,034	9,958

Increase (decrease) in net assets from capital unit transactions	147,404	(36,805)	(14,513)	(11,292)	(249)	39,383

Net increase (decrease) in net assets	178,049	(7,155)	(948)	9,021	9,464	57,475

Depositor’s equity contribution (net redemptions)	(75)	81	(82)	81	(118)	81

Net Assets:

Beginning of year	178,738	185,812	94,435	85,333	77,119	19,563

End of year	$356,712	$178,738	$93,405	$94,435	$86,465	$77,119

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Third Avenue Value Subaccount		WRL Clarion Real Estate Securities Subaccount		WRL Marsico Growth Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(1,499)	$(1,393)	$1,349	$732	$(482)	$(377)

Net gain (loss) on investment securities	43,908	47,090	26,791	22,686	3,853	6,246

Net increase (decrease) in net assets resulting from operations	42,409	45,697	28,140	23,418	3,371	5,869

Capital Unit Transactions:

Proceeds from units sold (transferred)	28,257	21,834	17,474	11,173	786	8,552

Less cost of units redeemed:

Administrative charges	329	235	178	128	59	41

Policy loans	46	38	60	7	26	6

Surrender benefits	17,859	12,793	10,264	7,308	2,907	2,297

Death benefits	1,445	695	1,086	594	173	100

	19,679	13,761	11,588	8,037	3,165	2,444

Increase (decrease) in net assets from capital unit transactions	8,578	8,073	5,886	3,136	(2,379)	6,108

Net increase (decrease) in net assets	50,987	53,770	34,026	26,554	992	11,977

Depositor’s equity contribution (net redemptions)	(61)	55	(87)	81	(541)	81

Net Assets:

Beginning of year	183,893	130,068	94,261	67,626	34,998	22,940

End of year	$234,819	$183,893	$128,200	$94,261	$35,449	$34,998

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Munder Net50 Subaccount		WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(493)	$(284)	$212	$140	$(891)	$(590)

Net gain (loss) on investment securities	3,785	7,079	6,888	7,855	5,520	13,971

Net increase (decrease) in net assets resulting from operations	3,292	6,795	7,100	7,995	4,629	13,381

Capital Unit Transactions:

Proceeds from units sold (transferred)	(1,613)	19,829	18,501	7,879	10,873	21,753

Less cost of units redeemed:

Administrative charges	60	30	86	53	126	86

Policy loans	38	0	25	10	12	8

Surrender benefits	3,599	1,691	4,869	2,827	5,675	3,330

Death benefits	282	58	381	200	434	211

	3,979	1,779	5,361	3,090	6,247	3,635

Increase (decrease) in net assets from capital unit transactions	(5,592)	18,050	13,140	4,789	4,626	18,118

Net increase (decrease) in net assets	(2,300)	24,845	20,240	12,784	9,255	31,499

Depositor’s equity contribution (net redemptions)	(61)	57	(603)	81	(82)	58

Net Assets:

Beginning of year	35,994	11,092	44,710	31,845	60,529	28,972

End of year	$33,633	$35,994	$64,347	$44,710	$69,702	$60,529

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Salomon All Cap Subaccount		WRL J.P. Morgan Mid Cap Value Subaccount		WRL Great Companies - AmericaSM Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(1,694)	$(1,274)	$(790)	$(566)	$(1,413)	$(1,286)

Net gain (loss) on investment securities	11,397	37,709	7,969	11,953	1,754	28,496

Net increase (decrease) in net assets resulting from operations	9,703	36,435	7,179	11,387	341	27,210

Capital Unit Transactions:

Proceeds from units sold (transferred)	(8,609)	4,449	6,438	8,956	63,316	8,109

Less cost of units redeemed:

Administrative charges	252	219	103	76	338	255

Policy loans	43	39	9	9	74	43

Surrender benefits	14,381	10,827	5,122	3,753	21,763	15,987

Death benefits	670	556	511	224	1,746	544

	15,346	11,641	5,745	4,062	23,921	16,829

Increase (decrease) in net assets from capital unit transactions	(23,955)	(7,192)	693	4,894	39,395	(8,720)

Net increase (decrease) in net assets	(14,252)	29,243	7,872	16,281	39,736	18,490

Depositor’s equity contribution (net redemptions)	(54)	59	(80)	55	(328)	81

Net Assets:

Beginning of year	149,572	120,270	55,863	39,527	143,848	125,277

End of year	$135,266	$149,572	$63,655	$55,863	$183,256	$143,848

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Great Companies - TechnologySM Subaccount		WRL Asset Allocation - Conservative Portfolio Subaccount		WRL Asset Allocation - Moderate Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(528)	$(403)	$(310)	$(1,329)	$(1,634)	$(3,120)

Net gain (loss) on investment securities	2,345	11,150	11,362	21,679	37,338	56,202

Net increase (decrease) in net assets resulting from operations	1,817	10,747	11,052	20,350	35,704	53,082

Capital Unit Transactions:

Proceeds from units sold (transferred)	(6,348)	15,266	25,282	57,937	74,985	174,825

Less cost of units redeemed:

Administrative charges	81	54	299	180	837	443

Policy loans	7	18	49	10	62	67

Surrender benefits	3,473	2,963	13,870	8,835	30,572	15,073

Death benefits	231	224	1,222	1,212	1,129	748

	3,792	3,259	15,440	10,237	32,600	16,331

Increase (decrease) in net assets from capital unit transactions	(10,140)	12,007	9,842	47,700	42,385	158,494

Net increase (decrease) in net assets	(8,323)	22,754	20,894	68,050	78,089	211,576

Depositor’s equity contribution (net redemptions)	(194)	81	(49)	(68)	(25)	(88)

Net Assets:

Beginning of year	40,950	18,115	123,620	55,638	333,386	121,898

End of year	$32,433	$40,950	$144,465	$123,620	$411,450	$333,386

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation - Moderate Growth Portfolio Subaccount		WRL Asset Allocation - Growth Portfolio Subaccount		WRL PIMCO Total Return Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(2,409)	$(2,703)	$(986)	$(1,161)	$740	$(131)

Net gain (loss) on investment securities	44,491	54,443	23,070	27,327	423	2,027

Net increase (decrease) in net assets resulting from operations	42,082	51,740	22,084	26,166	1,163	1,896

Capital Unit Transactions:

Proceeds from units sold (transferred)	102,765	154,126	58,646	93,064	(431)	15,965

Less cost of units redeemed:

Administrative charges	886	452	476	195	118	100

Policy loans	189	103	37	41	0	16

Surrender benefits	29,840	15,219	15,497	4,048	6,265	7,743

Death benefits	1,926	569	38	446	592	225

	32,841	16,343	16,048	4,730	6,975	8,084

Increase (decrease) in net assets from capital unit transactions	69,924	137,783	42,598	88,334	(7,406)	7,881

Net increase (decrease) in net assets	112,006	189,523	64,682	114,500	(6,243)	9,777

Depositor’s equity contribution (net redemptions)	(112)	(18)	(81)	(39)	(41)	(48)

Net Assets:

Beginning of year	304,245	114,740	153,574	39,113	61,837	52,108

End of year	$416,139	$304,245	$218,175	$153,574	$55,553	$61,837

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount		WRL Transamerica Equity Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(33)	$(251)	$797	$(116)	$(2,784)	$(563)

Net gain (loss) on investment securities	1,904	2,922	1,140	1,982	35,030	11,354

Net increase (decrease) in net assets resulting from operations	1,871	2,671	1,937	1,866	32,246	10,791

Capital Unit Transactions:

Proceeds from units sold (transferred)	1,445	(26)	6,209	10,289	221,907	21,963

Less cost of units redeemed:

Administrative charges	45	34	25	10	358	80

Policy loans	4	0	1	0	45	0

Surrender benefits	1,850	1,504	2,046	900	20,452	2,946

Death benefits	61	72	446	45	1,220	110

	1,960	1,610	2,518	955	22,075	3,136

Increase (decrease) in net assets from capital unit transactions	(515)	(1,636)	3,691	9,334	199,832	18,827

Net increase (decrease) in net assets	1,356	1,035	5,628	11,200	232,078	29,618

Depositor’s equity contribution (net redemptions)	(49)	(16)	(80)	4	(80)	(19)

Net Assets:

Beginning of year	19,932	18,913	14,263	3,059	56,609	27,010

End of year	$21,239	$19,932	$19,811	$14,263	$288,607	$56,609

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Growth Opportunities Subaccount		WRL Capital Guardian Value Subaccount		WRL Transamerica Small/Mid Cap Value Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004(1)

Operations:

Net investment income (loss)	$(816)	$(180)	$(163)	$(139)	$(12)

Net gain (loss) on investment securities	8,131	4,082	7,282	7,527	310

Net increase (decrease) in net assets resulting from operations	7,315	3,902	7,119	7,388	298

Capital Unit Transactions:

Proceeds from units sold (transferred)	52,775	17,222	19,685	18,090	5,718

Less cost of units redeemed:

Administrative charges	100	20	96	41	2

Policy loans	5	0	2	0	0

Surrender benefits	4,863	869	3,133	1,623	31

Death benefits	387	0	363	40	0

	5,355	889	3,594	1,704	33

Increase (decrease) in net assets from capital unit transactions	47,420	16,333	16,091	16,386	5,685

Net increase (decrease) in net assets	54,735	20,235	23,210	23,774	5,983

Depositor’s equity contribution (net redemptions)	(198)	81	(191)	81	210

Net Assets:

Beginning of year	24,218	3,902	35,989	12,134	0

End of year	$78,755	$24,218	$59,008	$35,989	$6,193

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount		WRL J.P. Morgan Enhanced Index Subaccount		WRL MFS High Yield Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003(1)

Operations:

Net investment income (loss)	$290	$123	$(85)	$(53)	$378	$6

Net gain (loss) on investment securities	(71)	158	1,256	1,540	359	848

Net increase (decrease) in net assets resulting from operations	219	281	1,171	1,487	737	854

Capital Unit Transactions:

Proceeds from units sold (transferred)	(2,117)	3,787	5,880	4,890	4,838	12,212

Less cost of units redeemed:

Administrative charges	30	25	20	8	12	3

Policy loans	2	2	1	0	0	0

Surrender benefits	1,650	4,867	688	346	3,304	2,350

Death benefits	85	109	199	33	340	162

	1,767	5,003	908	387	3,656	2,515

Increase (decrease) in net assets from capital unit transactions	(3,884)	(1,216)	4,972	4,503	1,182	9,697

Net increase (decrease) in net assets	(3,665)	(935)	6,143	5,990	1,919	10,551

Depositor’s equity contribution (net redemptions)	(60)	(27)	(183)	81	(45)	77

Net Assets:

Beginning of year	14,908	15,870	9,786	3,715	10,628	0

End of year	$11,183	$14,908	$15,746	$9,786	$12,502	$10,628

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Capital Guardian U.S. Equity Subaccount		Access U.S. Government Money Market Portfolio Subaccount		Potomac Dow 30 Plus Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003(1)	2004	2003(1)

Operations:

Net investment income (loss)	$(372)	$(194)	$(482)	$(124)	$36	$32

Net gain (loss) on investment securities	2,923	5,003	0	0	67	257

Net increase (decrease) in net assets resulting from operations	2,551	4,809	(482)	(124)	103	289

Capital Unit Transactions:

Proceeds from units sold (transferred)	9,754	16,378	11,670	10,288	10,401	3,245

Less cost of units redeemed:

Administrative charges	56	22	61	16	8	2

Policy loans	2	11	18	3	0	0

Surrender benefits	2,219	925	6,631	2,041	275	15

Death benefits	149	16	0	149	0	0

	2,426	974	6,710	2,209	283	17

Increase (decrease) in net assets from capital unit transactions	7,328	15,404	4,960	8,079	10,118	3,228

Net increase (decrease) in net assets	9,879	20,213	4,478	7,955	10,221	3,517

Depositor’s equity contribution (net redemptions)	(166)	81	(79)	101	(25)	139

Net Assets:

Beginning of year	27,705	7,411	8,056	0	3,656	0

End of year	$37,418	$27,705	$12,455	$8,056	$13,852	$3,656

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount		Wells S&P REIT Index Portfolio Subaccount		Potomac Mid Cap Plus Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003(1)	2004	2003(1)	2004(1)

Operations:

Net investment income (loss)	$1,653	$520	$(30)	$24	$(5)

Net gain (loss) on investment securities	(3,773)	2,969	569	108	609

Net increase (decrease) in net assets resulting from operations	(2,120)	3,489	539	132	604

Capital Unit Transactions:

Proceeds from units sold (transferred)	(14,902)	29,827	1,323	1,420	(383)

Less cost of units redeemed:

Administrative charges	22	7	3	1	0

Policy loans	0	0	1	0	0

Surrender benefits	1,889	477	358	11	73

Death benefits	72	0	43	0	0

	1,983	484	405	12	73

Increase (decrease) in net assets from capital unit transactions	(16,885)	29,343	918	1,408	(456)

Net increase (decrease) in net assets	(19,005)	32,832	1,457	1,540	148

Depositor’s equity contribution (net redemptions)	(25)	88	(161)	138	173

Net Assets:

Beginning of year	32,920	0	1,678	0	0

End of year	$13,890	$32,920	$2,974	$1,678	$321

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	Potomac Small Cap Plus Portfolio Subaccount	Potomac U.S./Short Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount
	December 31,	December 31,	December 31,
	2004(1)	2004(1)	2004(1)

Operations:

Net investment income (loss)	$(19)	$0	$0

Net gain (loss) on investment securities	1,013	(28)	5

Net increase (decrease) in net assets resulting from operations	994	(28)	5

Capital Unit Transactions:

Proceeds from units sold (transferred)	11,336	66	4

Less cost of units redeemed:

Administrative charges	3	0	0

Policy loans	0	0	0

Surrender benefits	252	1	0

Death benefits	0	0	0

	255	1	0

Increase (decrease) in net assets from capital unit transactions	11,081	65	4

Net increase (decrease) in net assets	12,075	37	9

Depositor’s equity contribution (net redemptions)	146	176	50

Net Assets:

Beginning of year	0	0	0

End of year	$12,221	$213	$59

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP Growth Opportunities Portfolio Subaccount		Fidelity VIP Contrafund® Portfolio Subaccount		Fidelity VIP Equity-Income Portfolio Subaccount
	December 31,		December 31,		December 31,
	2004	2003	2004	2003	2004	2003

Operations:

Net investment income (loss)	$(91)	$(78)	$(463)	$(345)	$35	$26

Net gain (loss) on investment securities	498	1,982	5,485	7,745	3,578	9,656

Net increase (decrease) in net assets resulting from operations	407	1,904	5,022	7,400	3,613	9,682

Capital Unit Transactions:

Proceeds from units sold (transferred)	86	1,011	6,610	3,693	(1,693)	6,310

Less cost of units redeemed:

Administrative charges	18	15	72	52	74	66

Policy loans	3	1	8	2	1	9

Surrender benefits	804	544	3,656	2,671	3,278	3,056

Death benefits	112	47	290	109	287	337

	937	607	4,026	2,834	3,640	3,468

Increase (decrease) in net assets from capital unit transactions	(851)	404	2,584	859	(5,333)	2,842

Net increase (decrease) in net assets	(444)	2,308	7,606	8,259	(1,720)	12,524

Depositor’s equity contribution (net redemptions)	(73)	0	(98)	0	(27)	0

Net Assets:

Beginning of year	8,989	6,681	35,983	27,724	42,384	29,860

End of year	$8,472	$8,989	$43,491	$35,983	$40,637	$42,384

See accompanying notes.

WRL Series Annuity Account

Notes to the Financial Statements

At December 31, 2004

NOTE 1—ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the “Annuity Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the “Contracts”) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Annuity Account contains forty-five investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a Fund. The Annuity Account contains six Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.

Transamerica Money Market

AEGON Bond

Janus Growth

Templeton Great Companies Global

Van Kampen Emerging Growth

Federated Growth & Income

Transamerica Value Balanced

Mercury Large Cap Value

American Century International

Third Avenue Value

Clarion Real Estate Securities

Marsico Growth

Munder Net50

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Salomon All Cap

J.P. Morgan Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Asset Allocation-Growth Portfolio

PIMCO Total Return

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Capital Guardian Value

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

J.P. Morgan Enhanced Index

MFS High Yield

Capital Guardian U.S. Equity

Annuity Account classes A, B, C, D, and E invest in ATSF initial class shares. Annuity Account classes F, G, H, and I invest in ATSF service class shares.

Variable Insurance Products Fund (VIP) Service Class 2

Fidelity VIP Index 500

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Access Variable Insurance Trust

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac OTC Plus Portfolio

Wells S&P REIT Index Portfolio

Potomac Mid Cap Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

The following portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
J.P. Morgan Mid Cap Value	Dreyfus Mid Cap
Mercury Large Cap Value	PBHG/NWQ Value Select
Templeton Great Companies Global	Janus Global
Transamerica Balanced	Janus Balanced

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying fund occurred within 2004:

Date	Acquiring Fund	Acquired Fund
Mergers of portfolios within the AEGON/Transamerica Series Fund, Inc.:
4/30/04	Transamerica Value Balanced	LKCM Strategic Total Return
4/30/04	Great Companies- America	GE U.S. Equity
4/30/04	Janus Global	Templeton Great Companies Global
4/30/04	Transamerica Equity	Alger Aggressive Growth
4/30/04	Transamerica Growth Opportunities	PBHG Mid Cap Growth

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (ATFA) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by ATFA. The other five Funds have entered into a participation agreement for its respective Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

Class A, B, C, and D

Subaccount	Inception Date
WRL Great Companies-AmericaSM	05/01/2000
WRL Great Companies-TechnologySM	05/01/2000
WRL Asset Allocation-Conservative Portfolio	05/01/2002
WRL Asset Allocation-Moderate Portfolio	05/01/2002
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2002
WRL Asset Allocation-Growth Portfolio	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Transamerica Balanced	05/01/2002
WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/01/2002
WRL Capital Guardian U.S. Equity	05/01/2002
Fidelity VIP Growth Opportunities Portfolio	05/01/2000
Fidelity VIP Contrafund® Portfolio	05/01/2000
Fidelity VIP Equity-Income Portfolio	05/01/2000

Class E

Subaccount	Inception Date
WRL Transamerica Money Market	04/11/2003
WRL AEGON Bond	04/11/2003
WRL Janus Growth	04/11/2003
WRL Templeton Great Companies Global	04/11/2003
WRL Van Kampen Emerging Growth	04/11/2003
WRL Federated Growth & Income	04/11/2003
WRL Transamerica Value Balanced	04/11/2003
WRL Mercury Large Cap Value	04/11/2003
WRL American Century International	04/11/2003
WRL Third Avenue Value	04/11/2003
WRL Clarion Real Estate Securities	04/11/2003
WRL Marsico Growth	04/11/2003
WRL Munder Net50	04/11/2003
WRL T. Rowe Price Equity Income	04/11/2003
WRL T. Rowe Price Small Cap	04/11/2003
WRL Salomon All Cap	04/11/2003
WRL J.P. Morgan Mid Cap Value	04/11/2003
WRL Great Companies-AmericaSM	04/11/2003
WRL Great Companies-TechnologySM	04/11/2003
WRL Asset Allocation-Conservative Portfolio	04/11/2003
WRL Asset Allocation-Moderate Portfolio	04/11/2003
WRL Asset Allocation-Moderate Growth Portfolio	04/11/2003
WRL Asset Allocation-Growth Portfolio	04/11/2003
WRL PIMCO Total Return	04/11/2003
WRL Transamerica Balanced	04/11/2003
WRL Transamerica Convertible Securities	04/11/2003
WRL Transamerica Equity	04/11/2003
WRL Transamerica Growth Opportunities	04/11/2003
WRL Capital Guardian Value	04/11/2003
WRL Transamerica U.S. Government Securities	04/11/2003
WRL J.P. Morgan Enhanced Index	04/11/2003
WRL Capital Guardian U.S. Equity	04/11/2003

Class F, G, H, and I

Subaccount	Inception Date
WRL Transamerica Money Market	05/01/2003
WRL AEGON Bond	05/01/2003
WRL Janus Growth	05/01/2003
WRL Templeton Great Companies Global	05/01/2003
WRL Van Kampen Emerging Growth	05/01/2003
WRL Federated Growth & Income	05/01/2003
WRL Transamerica Value Balanced	05/01/2003
WRL Mercury Large Cap Value	05/01/2003
WRL American Century International	05/01/2003
WRL Third Avenue Value	05/01/2003
WRL Clarion Real Estate Securities	05/01/2003
WRL Marsico Growth	05/01/2003
WRL Munder Net50	05/01/2003
WRL T. Rowe Price Equity Income	05/01/2003
WRL T. Rowe Price Small Cap	05/01/2003

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

Subaccount	Inception Date
WRL Salomon All Cap	05/01/2003
WRL J.P. Morgan Mid Cap Value	05/01/2003
WRL Great Companies-AmericaSM	05/01/2003
WRL Great Companies-TechnologySM	05/01/2003
WRL Asset Allocation-Conservative Portfolio	05/01/2003
WRL Asset Allocation-Moderate Portfolio	05/01/2003
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2003
WRL Asset Allocation-Growth Portfolio	05/01/2003
WRL PIMCO Total Return	05/01/2003
WRL Transamerica Balanced	05/01/2003
WRL Transamerica Convertible Securities	05/01/2003
WRL Transamerica Equity	05/01/2003
WRL Transamerica Growth Opportunities	05/01/2003
WRL Capital Guardian Value	05/01/2003
WRL Transamerica U.S. Government Securities	05/01/2003
WRL J.P. Morgan Enhanced Index	05/01/2003
WRL Capital Guardian U.S. Equity	05/01/2003

Class A, B, C, D, E, F, G, H, and I

Subaccount	Inception Date
WRL MFS High Yield	05/01/2003
Access U.S. Government Money Market Portfolio	05/01/2003
Potomac Dow 30 Plus Portfolio	05/01/2003
Potomac OTC Plus Portfolio	05/01/2003
Wells S&P REIT Index Portfolio	05/01/2003

Class B, E, F, G, H, and I

Subaccount	Inception Date
WRL Transamerica Small/Mid Cap Value	04/30/2004

Class G, H, and I

Subaccount	Inception Date
Potomac U.S./Short Portfolio	04/30/2004
Potomac Mid Cap Plus	04/30/2004
Potomac Small Cap Plus	04/30/2004

Class H, and I

Subaccount	Inception Date
Fidelity VIP Index 500 Portfolio	04/30/2004

Class A, C, and D

Subaccount	Inception Date
WRL Transamerica Small/Mid Cap Value	09/30/2004

Class A, B, C, D, E, and F

Subaccount	Inception Date
Potomac Mid Cap Plus Portfolio	09/30/2004
Potomac Small Cap Plus Portfolio	09/30/2004
Potomac U.S./ShortPortfolio	09/30/2004

On March 9, 2004 WRL made additional contributions totaling $6,629.02 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class E:

Subaccount	Contribution	Units
WRL Transamerica Money Market	$372.04	3.7181
WRL Templeton Great Companies Global	$6,256.98	47.1730

On April 30, 2004, WRL made initial contributions totaling $150,000 to the Annuity Account. The respective amount of the contribution and units are as follows for Class B, E, F, G, H, and I:

Subaccount	Contribution	Units
WRL Transamerica Small/Mid Cap Value	$25,000	2,500

On April 30, 2004, WRL made initial contributions totaling $225,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class G, H, and I:

Subaccount	Contribution	Units
Potomac Mid Cap Plus Portfolio	$25,000	2,500
Potomac Small Cap Plus Portfolio	$25,000	2,500
Potomac U.S./Short Portfolio	$25,000	2,500

On April 30, 2004, WRL made initial contributions totaling $50,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class H, and I:

Subaccount	Contribution	Units
Fidelity VIP Index 500	$25,000	2,500

On September 30, 2004, WRL made initial contributions totaling $60,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class A, C, and D:

Subaccount	Contribution	Units
WRL Transamerica Small/Mid Cap Value	$20,000	2,000

On September 30, 2004, WRL made initial contributions totaling $3,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class E:

Subaccount	Contribution	Units
Potomac Mid Cap Plus Portfolio	$1,000	10
Potomac Small Cap Plus Portfolio	$1,000	10
Potomac U.S./Short Portfolio	$1,000	10

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 1—(continued)

On September 30, 2004 WRL made initial contributions totaling $300,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class A, B, C, D, F:

Subaccount	Contribution	Units
Potomac Mid Cap Plus Portfolio	$20,000	2,000
Potomac Small Cap Plus Portfolio	$20,000	2,000
Potomac U.S./ShortPortfolio	$20,000	2,000

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the “Contracts”) issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with U.S. generally accepted accounting principles, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.	Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date.

B.	Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Contracts. Accordingly, no provision for Federal income taxes has been made.

NOTE 2—EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.	Policy Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B.	Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

C.	Related Party Transactions

ATFA is the investment advisor for the AEGON/Transamerica Series Fund, Inc. (“Fund”). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.

Portfolio	Advisory Fee
Transamerica Money Market	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Templeton Great- Companies Global(1)	0.75%
Van Kampen Emerging Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced(2)	0.75%
Mercury Large Cap Value(3)	0.80%
American Century International(4)	1.00%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(5)	0.80%
Munder Net50	0.90%
T. Rowe Price Equity Income	0.75%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(6)	0.90%
J.P. Morgan Mid Cap Value(7)	0.85%
Great Companies-AmericaSM(8)	0.775%

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 2—(continued)

Portfolio	Advisory Fee
Great Companies-TechnologySM	0.80%
Asset Allocation-Conservative Portfolio	0.10%
Asset Allocation-Moderate Portfolio	0.10%
Asset Allocation-Moderate Growth Portfolio	0.10%
Asset Allocation-Growth Portfolio	0.10%
PIMCO Total Return	0.70%
Transamerica Balanced(9)	0.80%
Transamerica Convertible Securities(10)	0.80%
Transamerica Equity(11)	0.75%
Transamerica Growth Opportunities(12)	0.85%
Capital Guardian Value(13)	0.85%
Transamerica Small/Mid Cap Value(14)	0.80%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index	0.75%
MFS High Yield	0.775%
Capital Guardian U.S. Equity(13)	0.85%

AEGON/Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFS is a wholly owned subsidiary of WRL. ATFA is directly owned by WRL (78%) and Transamerica Financial Life Insurance Company (formerly AUSA) Holding Company (22%) (“TFLIC”) both of which are indirect wholly-owned subsidiaries of AEGON NV., a holding company organized under the laws of the Netherlands.

(1)	ATFA receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; 0.725% of average daily net assets over $500 million up to $1.5 billion; and 0.70% of average daily net assets over $1.5 billion.
(2)	ATFA receives compensation for its services at 0.75% of the first $750 million of the portfolio’s average daily net assets; 0.70% of average daily net assets over $750 million up to $1 billion; and 0.60% of average daily net assets over $1 billion.
(3)	ATFA receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $750 million; and 0.75% of average daily net assets over $750 million.
(4)	ATFA receives compensation for its services at 1.00% for the first $50 million of the portfolio’s average daily net assets; 0.95% of average daily net assets over $50 million up to $150 million; 0.90% of average daily net assets over $150 million up to $500 million; 0.85% of average daily net assets over $500 million up to $1 billion; and 0.80% of average daily net assets over $1 billion.
(5)	ATFA receives compensation for its services at 0.80% of the first $250 million of portfolio’s average daily net assets; 0.75% of the next $250 million; 0.70% of the next $500 million; and 0.60% of average daily net assets over $1 billion.
(6)	ATFA receives compensation for its services at 0.90% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets over $100 million.
(7)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets in excess of $100 million.
(8)	ATFA receives compensation for its services at 0.775% of the first $250 million of the portfolio’s average daily net assets; and 0.75% of average daily net assets over $250 million.
(9)	ATFA receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $500 million; 0.75% of average daily net assets over $500 million up to $1 billion; 0.70% of average daily net assets over $1 billion up to $1.5 billion; and 0.65% of average daily net assets over $1.5 billion.
(10)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(11)	ATFA receives compensation for its services at 0.75% of the first $1 billion of the portfolio’s average daily net assets; and 0.725% of average daily net assets over $1 billion.
(12)	ATFA receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $100 million up to $500 million; and 0.75% of average daily net assets over $500 million.
(13)	ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $300 million up to $500 million; and 0.775% of average daily net assets over $500 million.
(14)	ATFA receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets and 0.75% of average daily net assets over $300 million.

NOTE 3—DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Annuity Account.

NOTE 4—SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2004 are as follows (in thousands):

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Money Market	$131,820	$224,866
WRL AEGON Bond	20,988	59,132
WRL Janus Growth	4,458	129,595
WRL Templeton Great Companies-America	34,142	89,749

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 4—(continued)

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Van Kampen Emerging Growth	$3,520	$76,792
WRL Federated Growth & Income	47,184	53,840
WRL Transamerica Value Balanced	245,043	81,773
WRL Mercury Large Cap Value	14,669	27,845
WRL American Century International	15,522	17,153
WRL Third Avenue Value	31,772	24,793
WRL Clarion Real Estate Securities	33,559	25,211
WRL Marsico Growth	6,261	9,609
WRL Munder Net50	13,791	19,902
WRL T. Rowe Price Equity Income	21,944	9,086
WRL T. Rowe Price Small Cap	26,867	23,425
WRL Salomon All Cap	9,336	34,914
WRL J.P. Morgan Mid Cap Value	16,796	17,047
WRL Great Companies- AmericaSM	103,222	55,916
WRL Great Companies-TechnologySM	4,943	15,913
WRL Asset Allocation-Conservative Portfolio	35,044	25,209
WRL Asset Allocation-Moderate Portfolio	83,566	41,350
WRL Asset Allocation-Moderate Growth Portfolio	96,864	29,115
WRL Asset Allocation-Growth Portfolio	72,244	30,621
WRL PIMCO Total Return	24,395	31,313

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Balanced	$6,032	$6,479
WRL Transamerica Convertible Securities	9,471	4,961
WRL Transamerica Equity	381,172	39,236
WRL Transamerica Growth Opportunities	59,802	13,131
WRL Capital Guardian Value	20,921	5,080
WRL Transamerica Small/Mid Cap Value	5,887	16
WRL Transamerica U.S. Government Securities	4,732	8,169
WRL J.P. Morgan Enhanced Index	8,961	4,159
WRL MFS High Yield	16,135	15,068
WRL Capital Guardian U.S. Equity	12,088	5,245
Access U.S. Government Money Market Portfolio	392,481	388,428
Potomac Dow 30 Plus Portfolio	30,778	20,427
Potomac OTC Plus Portfolio	296,853	311,345
Wells S&P REIT Index Portfolio	12,009	11,307
Potomac Mid Cap Plus Portfolio	11,810	12,105
Potomac Small Cap Plus Portfolio	34,928	23,654
Potomac U.S./Short Portfolio	250	9
Fidelity VIP Index 500 Portfolio	55	1
Fidelity VIP Growth Opportunities Portfolio	1,657	2,665
Fidelity VIP Contrafund® Portfolio	8,812	6,900
Fidelity VIP Equity-Income Portfolio	5,803	11,048

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—FINANCIAL HIGHLIGHTS

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		$15.97	$(0.04)	$0.00	$(0.04)	$15.93
	12/31/2003		16.04	(0.07)	0.00	(0.07)	15.97
	12/31/2002		16.01	0.03	0.00	0.03	16.04
	12/31/2001		15.59	0.42	0.00	0.42	16.01
	12/31/2000		14.88	0.71	0.00	0.71	15.59
Class B	12/31/2004		13.22	(0.06)	0.01	(0.05)	13.17
	12/31/2003		13.31	(0.10)	0.01	(0.09)	13.22
	12/31/2002		13.30	0.01	0.00	0.01	13.31
	12/31/2001		12.97	0.33	0.00	0.33	13.30
	12/31/2000		12.40	0.57	0.00	0.57	12.97
Class C	12/31/2004		10.63	(0.07)	0.00	(0.07)	10.56
	12/31/2003		10.72	(0.10)	0.01	(0.09)	10.63
	12/31/2002		10.74	(0.02)	0.00	(0.02)	10.72
	12/31/2001		10.50	0.24	0.00	0.24	10.74
	12/31/2000		10.05	0.45	0.00	0.45	10.50
Class D	12/31/2004		10.59	(0.09)	0.00	(0.09)	10.50
	12/31/2003		10.70	(0.11)	0.00	(0.11)	10.59
	12/31/2002		10.73	(0.03)	0.00	(0.03)	10.70
	12/31/2001		10.51	0.22	0.00	0.22	10.73
	12/31/2000		10.05	0.46	0.00	0.46	10.51
Class E	12/31/2004		100.06	0.35	0.00	0.35	100.41
	12/31/2003	(1)	100.00	0.08	(0.02)	0.06	100.06
Class F	12/31/2004		9.95	(0.05)	0.00	(0.05)	9.90
	12/31/2003	(1)	10.00	(0.05)	0.00	(0.05)	9.95
Class G	12/31/2004		9.92	(0.07)	(0.02)	(0.09)	9.83
	12/31/2003	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class H	12/31/2004		9.94	(0.04)	(0.03)	(0.07)	9.87
	12/31/2003	(1)	10.00	(0.06)	0.00	(0.06)	9.94
Class I	12/31/2004		9.91	(0.12)	0.02	(0.10)	9.81
	12/31/2003	(1)	10.00	(0.09)	0.00	(0.09)	9.91

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Money Market Subaccount (continued)
Class A	12/31/2004		(0.25)%	$20,618	0.96%	1.25%
	12/31/2003		(0.56)	40,384	0.81	1.25
	12/31/2002		0.19	71,723	0.19	1.25
	12/31/2001		2.69	78,284	2.49	1.25
	12/31/2000		4.80	60,237	4.67	1.25
Class B	12/31/2004		(0.40)	90,341	0.97	1.40
	12/31/2003		(0.65)	150,000	0.81	1.40
	12/31/2002		0.04	302,991	0.03	1.40
	12/31/2001		2.54	300,383	2.31	1.40
	12/31/2000		4.64	203,148	4.53	1.40
Class C	12/31/2004		(0.65)	9,905	0.97	1.65
	12/31/2003		(0.93)	20,753	0.79	1.65
	12/31/2002		(0.21)	53,253	(0.32)	1.65
	12/31/2001		2.28	7,724	1.83	1.65
	12/31/2000		4.55	2,411	4.47	1.65
Class D	12/31/2004		(0.80)	820	0.97	1.80
	12/31/2003		(1.06)	1,716	0.80	1.80
	12/31/2002		(0.36)	2,035	(0.45)	1.80
	12/31/2001		2.13	543	2.21	1.80
	12/31/2000		4.62	559	4.33	1.80
Class E	12/31/2004		0.35	25	1.00	0.65
	12/31/2003	(1)	0.06	25	0.54	0.65
Class F	12/31/2004		(0.50)	684	0.75	1.25
	12/31/2003	(1)	(0.51)	1,098	0.29	1.25
Class G	12/31/2004		(0.90)	223	0.70	1.65
	12/31/2003	(1)	(0.78)	3,242	0.29	1.65
Class H	12/31/2004		(0.65)	333	0.93	1.40
	12/31/2003	(1)	(0.61)	23	0.31	1.40
Class I	12/31/2004		(1.05)	27	0.63	1.80
	12/31/2003	(1)	(0.88)	24	0.32	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL AEGON Bond Subaccount
Class A	12/31/2004		$26.41	$1.45	$(0.59)	$0.86	$27.27
	12/31/2003		25.65	0.79	(0.03)	0.76	26.41
	12/31/2002		23.61	0.63	1.41	2.04	25.65
	12/31/2001		22.12	(0.14)	1.63	1.49	23.61
	12/31/2000		20.20	0.90	1.02	1.92	22.12
Class B	12/31/2004		17.98	0.95	(0.40)	0.55	18.53
	12/31/2003		17.48	0.53	(0.03)	0.50	17.98
	12/31/2002		16.12	0.42	0.94	1.36	17.48
	12/31/2001		15.13	(0.12)	1.11	0.99	16.12
	12/31/2000		13.83	0.59	0.71	1.30	15.13
Class C	12/31/2004		12.86	0.64	(0.28)	0.36	13.22
	12/31/2003		12.54	0.41	(0.09)	0.32	12.86
	12/31/2002		11.59	0.19	0.76	0.95	12.54
	12/31/2001		10.90	(0.10)	0.79	0.69	11.59
	12/31/2000		9.98	1.00	(0.08)	0.92	10.90
Class D	12/31/2004		12.81	0.61	(0.27)	0.34	13.15
	12/31/2003		12.51	0.35	(0.05)	0.30	12.81
	12/31/2002		11.58	0.14	0.79	0.93	12.51
	12/31/2001		10.91	(0.15)	0.82	0.67	11.58
	12/31/2000		9.98	0.50	0.43	0.93	10.91
Class E	12/31/2004		102.73	6.44	(2.63)	3.81	106.54
	12/31/2003	(1)	100.00	4.13	(1.40)	2.73	102.73
Class F	12/31/2004		10.09	0.55	(0.24)	0.31	10.40
	12/31/2003	(1)	10.00	(0.05)	0.14	0.09	10.09
Class G	12/31/2004		10.07	0.48	(0.22)	0.26	10.33
	12/31/2003	(1)	10.00	(0.09)	0.16	0.07	10.07
Class H	12/31/2004		10.08	0.50	(0.21)	0.29	10.37
	12/31/2003	(1)	10.00	(0.06)	0.14	0.08	10.08
Class I	12/31/2004		10.06	0.45	(0.21)	0.24	10.30
	12/31/2003	(1)	10.00	(0.09)	0.15	0.06	10.06

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL AEGON Bond Subaccount (continued)
Class A	12/31/2004		3.23%	$31,949	6.66%	1.25%
	12/31/2003		2.88	38,694	4.28	1.25
	12/31/2002		8.61	52,173	2.56	1.25
	12/31/2001		6.73	47,689	(0.62)	1.25
	12/31/2000		9.51	34,439	4.30	1.25
Class B	12/31/2004		3.07	107,458	6.60	1.40
	12/31/2003		2.79	140,014	4.34	1.40
	12/31/2002		8.44	194,524	2.51	1.40
	12/31/2001		6.57	155,083	(0.78)	1.40
	12/31/2000		9.35	79,326	4.15	1.40
Class C	12/31/2004		2.81	11,642	6.59	1.65
	12/31/2003		2.50	13,998	4.88	1.65
	12/31/2002		8.17	12,464	1.56	1.65
	12/31/2001		6.31	2,764	(0.91)	1.65
	12/31/2000		9.25	245	9.61	1.65
Class D	12/31/2004		2.66	1,145	6.51	1.80
	12/31/2003		2.36	1,610	4.57	1.80
	12/31/2002		8.01	1,467	2.30	1.80
	12/31/2001		6.15	35	(1.35)	1.80
	12/31/2000		9.32	32	4.79	1.80
Class E	12/31/2004		3.70	1	6.85	0.65
	12/31/2003	(1)	2.73	1	4.54	0.65
Class F	12/31/2004		3.01	1,114	6.67	1.25
	12/31/2003	(1)	0.94	1,120	0.31	1.25
Class G	12/31/2004		2.60	239	6.41	1.65
	12/31/2003	(1)	0.67	253	0.21	1.65
Class H	12/31/2004		2.86	159	6.33	1.40
	12/31/2003	(1)	0.84	134	0.30	1.40
Class I	12/31/2004		2.45	39	6.23	1.80
	12/31/2003	(1)	0.57	27	0.29	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Janus Growth Subaccount
Class A	12/31/2004		$44.27	$(0.57)	$6.80	$6.23	$50.50
	12/31/2003		33.96	(0.48)	10.79	10.31	44.27
	12/31/2002		49.07	(0.50)	(14.61)	(15.11)	33.96
	12/31/2001		69.21	(0.69)	(19.45)	(20.14)	49.07
	12/31/2000		98.62	10.08	(39.49)	(29.41)	69.21
Class B	12/31/2004		21.16	(0.31)	3.25	2.94	24.10
	12/31/2003		16.25	(0.26)	5.17	4.91	21.16
	12/31/2002		23.52	(0.27)	(7.00)	(7.27)	16.25
	12/31/2001		33.23	(0.37)	(9.34)	(9.71)	23.52
	12/31/2000		47.42	5.14	(19.33)	(14.19)	33.23
Class C	12/31/2004		4.81	(0.08)	0.73	0.65	5.46
	12/31/2003		3.70	(0.07)	1.18	1.11	4.81
	12/31/2002		5.37	(0.07)	(1.60)	(1.67)	3.70
	12/31/2001		7.61	(0.10)	(2.14)	(2.24)	5.37
	12/31/2000		10.87	2.75	(6.01)	(3.26)	7.61
Class D	12/31/2004		4.79	(0.09)	0.74	0.65	5.44
	12/31/2003		3.70	(0.08)	1.17	1.09	4.79
	12/31/2002		5.37	(0.08)	(1.59)	(1.67)	3.70
	12/31/2001		7.61	(0.11)	(2.13)	(2.24)	5.37
	12/31/2000		10.87	2.58	(5.84)	(3.26)	7.61
Class E	12/31/2004		125.81	(0.80)	19.26	18.46	144.27
	12/31/2003	(1)	100.00	(0.53)	26.34	25.81	125.81
Class F	12/31/2004		12.04	(0.16)	1.82	1.66	13.70
	12/31/2003	(1)	10.00	(0.09)	2.13	2.04	12.04
Class G	12/31/2004		12.01	(0.20)	1.80	1.60	13.61
	12/31/2003	(1)	10.00	(0.12)	2.13	2.01	12.01
Class H	12/31/2004		12.03	0.00	1.64	1.64	13.67
	12/31/2003	(1)	10.00	(0.11)	2.14	2.03	12.03
Class I	12/31/2004		12.00	(0.22)	1.80	1.58	13.58
	12/31/2003	(1)	10.00	(0.13)	2.13	2.00	12.00

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Janus Growth Subaccount (continued)
Class A	12/31/2004		14.09%	$226,063	0.00%	1.25%
	12/31/2003		30.22	236,583	0.00	1.25
	12/31/2002		(30.80)	217,230	(1.25)	1.25
	12/31/2001		(29.10)	423,902	(1.25)	1.25
	12/31/2000		(29.83)	735,722	10.63	1.25
Class B	12/31/2004		13.92	356,949	0.00	1.40
	12/31/2003		30.10	387,847	0.00	1.40
	12/31/2002		(30.90)	361,607	(1.40)	1.40
	12/31/2001		(29.20)	688,012	(1.40)	1.40
	12/31/2000		(29.93)	1,150,997	11.31	1.40
Class C	12/31/2004		13.63	10,815	0.00	1.65
	12/31/2003		29.74	10,686	0.00	1.65
	12/31/2002		(31.07)	6,060	(1.65)	1.65
	12/31/2001		(29.38)	7,200	2.09	1.65
	12/31/2000		(30.00)	6,126	28.15	1.65
Class D	12/31/2004		13.46	922	0.00	1.80
	12/31/2003		29.57	881	0.00	1.80
	12/31/2002		(31.18)	596	(1.80)	1.80
	12/31/2001		(29.49)	603	(1.81)	1.80
	12/31/2000		(29.95)	845	26.21	1.80
Class E	12/31/2004		14.67	1	0.00	0.65
	12/31/2003	(1)	25.81	1	0.00	0.65
Class F	12/31/2004		13.79	590	0.00	1.25
	12/31/2003	(1)	20.66	363	0.00	1.25
Class G	12/31/2004		13.33	83	0.00	1.65
	12/31/2003	(1)	20.34	67	0.00	1.65
Class H	12/31/2004		13.62	365	0.00	1.40
	12/31/2003	(1)	20.54	123	0.00	1.40
Class I	12/31/2004		13.16	32	0.00	1.80
	12/31/2003	(1)	20.22	29	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Templeton Great Companies Global
Class A	12/31/2004		$28.85	$(0.36)	$2.58	$2.22	$31.07
	12/31/2003		23.70	(0.31)	5.46	5.15	28.85
	12/31/2002		32.44	0.33	(9.07)	(8.74)	23.70
	12/31/2001		42.58	(0.13)	(10.01)	(10.14)	32.44
	12/31/2000		52.29	9.64	(19.35)	(9.71)	42.58
Class B	12/31/2004		28.38	(0.40)	2.54	2.14	30.52
	12/31/2003		23.35	(0.34)	5.37	5.03	28.38
	12/31/2002		32.01	0.31	(8.97)	(8.66)	23.35
	12/31/2001		42.07	(0.19)	(9.87)	(10.06)	32.01
	12/31/2000		51.75	9.99	(19.67)	(9.68)	42.07
Class C	12/31/2004		6.19	(0.11)	1.06	0.95	7.14
	12/31/2003		5.11	(0.08)	1.16	1.08	6.19
	12/31/2002		7.02	0.03	(1.94)	(1.91)	5.11
	12/31/2001		9.25	(0.06)	(2.17)	(2.23)	7.02
	12/31/2000		11.39	4.26	(6.40)	(2.14)	9.25
Class D	12/31/2004		6.17	(0.11)	0.55	0.44	6.61
	12/31/2003		5.10	(0.10)	1.17	1.07	6.17
	12/31/2002		7.01	0.06	(1.97)	(1.91)	5.10
	12/31/2001		9.26	(0.07)	(2.18)	(2.25)	7.01
	12/31/2000		11.39	4.01	(6.14)	(2.13)	9.26
Class E	12/31/2004		126.39	(0.82)	11.38	10.56	136.95
	12/31/2003	(1)	100.00	(0.53)	26.92	26.39	126.39
Class F	12/31/2004		12.40	(0.15)	1.08	0.93	13.33
	12/31/2003	(1)	10.00	(0.10)	2.50	2.40	12.40
Class G	12/31/2004		12.37	(0.20)	1.07	0.87	13.24
	12/31/2003	(1)	10.00	(0.11)	2.48	2.37	12.37
Class H	12/31/2004		12.39	(0.17)	1.07	0.90	13.29
	12/31/2003	(1)	10.00	(0.11)	2.50	2.39	12.39
Class I	12/31/2004		12.36	(0.22)	1.06	0.84	13.20
	12/31/2003	(1)	10.00	(0.13)	2.49	2.36	12.36

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Templeton Great Companies Global (continued)
Class A	12/31/2004		7.71%	$88,728	0.00%	1.25%
	12/31/2003		21.60	98,109	0.00	1.25
	12/31/2002		(26.94)	107,242	1.20	1.25
	12/31/2001		(23.80)	206,986	(0.37)	1.25
	12/31/2000		(18.57)	352,075	18.56	1.25
Class B	12/31/2004		7.55	227,718	0.00	1.40
	12/31/2003		21.48	249,844	0.00	1.40
	12/31/2002		(27.05)	268,141	1.13	1.40
	12/31/2001		(23.92)	504,195	(0.53)	1.40
	12/31/2000		(18.69)	867,971	19.50	1.40
Class C	12/31/2004		15.32	8,036	0.00	1.65
	12/31/2003		21.15	1,413	0.00	1.65
	12/31/2002		(27.24)	1,172	0.43	1.65
	12/31/2001		(24.11)	2,084	(0.77)	1.65
	12/31/2000		(18.77)	3,478	39.73	1.65
Class D	12/31/2004		7.11	752	0.00	1.80
	12/31/2003		20.99	258	0.00	1.80
	12/31/2002		(27.35)	208	1.08	1.80
	12/31/2001		(24.22)	238	(0.92)	1.80
	12/31/2000		(18.71)	402	37.21	1.80
Class E	12/31/2004		8.35	8	0.00	0.65
	12/31/2003	(1)	26.39	1	0.00	0.65
Class F	12/31/2004		7.46	195	0.00	1.25
	12/31/2003	(1)	23.83	85	0.00	1.25
Class G	12/31/2004		7.03	96	0.00	1.65
	12/31/2003	(1)	23.50	38	0.00	1.65
Class H	12/31/2004		7.30	195	0.00	1.40
	12/31/2003	(1)	23.70	88	0.00	1.40
Class I	12/31/2004		6.87	34	0.00	1.80
	12/31/2003	(1)	23.37	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		$30.46	$(0.38)	$2.15	$1.77	$32.23
	12/31/2003		24.07	(0.34)	6.73	6.39	30.46
	12/31/2002		36.41	(0.35)	(11.99)	(12.34)	24.07
	12/31/2001		55.22	(0.49)	(18.32)	(18.81)	36.41
	12/31/2000		63.48	14.84	(23.10)	(8.26)	55.22
Class B	12/31/2004		29.98	(0.42)	2.11	1.69	31.67
	12/31/2003		23.72	(0.37)	6.63	6.26	29.98
	12/31/2002		35.94	(0.39)	(11.83)	(12.22)	23.72
	12/31/2001		54.59	(0.55)	(18.10)	(18.65)	35.94
	12/31/2000		62.85	15.66	(23.92)	(8.26)	54.59
Class C	12/31/2004		5.73	(0.09)	0.40	0.31	6.04
	12/31/2003		4.54	(0.08)	1.27	1.19	5.73
	12/31/2002		6.90	(0.09)	(2.27)	(2.36)	4.54
	12/31/2001		10.51	(0.12)	(3.49)	(3.61)	6.90
	12/31/2000		12.11	7.05	(8.65)	(1.60)	10.51
Class D	12/31/2004		5.71	(0.10)	0.39	0.29	6.00
	12/31/2003		4.53	(0.09)	1.27	1.18	5.71
	12/31/2002		6.89	(0.09)	(2.27)	(2.36)	4.53
	12/31/2001		10.51	(0.14)	(3.48)	(3.62)	6.89
	12/31/2000		12.11	7.53	(9.13)	(1.60)	10.51
Class E	12/31/2004		125.54	(0.78)	9.01	8.23	133.77
	12/31/2003	(1)	100.00	(0.53)	26.07	25.54	125.54
Class F	12/31/2004		11.92	(0.15)	0.82	0.67	12.59
	12/31/2003	(1)	10.00	(0.10)	2.02	1.92	11.92
Class G	12/31/2004		11.89	(0.20)	0.82	0.62	12.51
	12/31/2003	(1)	10.00	(0.12)	2.01	1.89	11.89
Class H	12/31/2004		11.91	(0.17)	0.82	0.65	12.56
	12/31/2003	(1)	10.00	(0.11)	2.02	1.91	11.91
Class I	12/31/2004		11.88	(0.21)	0.80	0.59	12.47
	12/31/2003	(1)	10.00	(0.13)	2.01	1.88	11.88

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Van Kampen Emerging Growth Subaccount (continued)
Class A	12/31/2004		5.81%	$66,370	0.00%	1.25%
	12/31/2003		26.44	77,890	0.00	1.25
	12/31/2002		(33.89)	79,435	(1.17)	1.25
	12/31/2001		(34.06)	163,092	(1.18)	1.25
	12/31/2000		(13.01)	324,006	21.31	1.25
Class B	12/31/2004		5.65	215,383	0.00	1.40
	12/31/2003		26.32	257,930	0.00	1.40
	12/31/2002		(33.99)	243,233	(1.32)	1.40
	12/31/2001		(34.16)	475,293	(1.33)	1.40
	12/31/2000		(13.14)	884,351	22.79	1.40
Class C	12/31/2004		5.38	6,593	0.00	1.65
	12/31/2003		25.97	6,822	0.00	1.65
	12/31/2002		(34.16)	4,574	(1.55)	1.65
	12/31/2001		(34.32)	4,417	0.21	1.65
	12/31/2000		(13.22)	4,202	55.72	1.65
Class D	12/31/2004		5.23	950	0.00	1.80
	12/31/2003		25.80	810	0.00	1.80
	12/31/2002		(34.26)	444	(1.71)	1.80
	12/31/2001		(34.42)	491	(1.73)	1.80
	12/31/2000		(13.16)	808	59.88	1.80
Class E	12/31/2004		6.56	1	0.00	0.65
	12/31/2003	(1)	25.54	1	0.00	0.65
Class F	12/31/2004		5.58	324	0.00	1.25
	12/31/2003	(1)	19.16	174	0.00	1.25
Class G	12/31/2004		5.16	18	0.00	1.65
	12/31/2003	(1)	18.84	42	0.00	1.65
Class H	12/31/2004		5.42	154	0.00	1.40
	12/31/2003	(1)	19.04	42	0.00	1.40
Class I	12/31/2004		5.00	27	0.00	1.80
	12/31/2003	(1)	18.72	24	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Federated Growth & Income Subaccount
Class A	12/31/2004		$27.78	$0.85	$1.33	$2.18	$29.96
	12/31/2003		22.17	0.72	4.89	5.61	27.78
	12/31/2002		22.24	1.06	(1.13)	(0.07)	22.17
	12/31/2001		19.46	0.12	2.66	2.78	22.24
	12/31/2000		15.26	0.80	3.40	4.20	19.46
Class B	12/31/2004		27.38	0.73	1.37	2.10	29.48
	12/31/2003		21.89	0.69	4.80	5.49	27.38
	12/31/2002		21.98	0.99	(1.08)	(0.09)	21.89
	12/31/2001		19.27	0.00	2.71	2.71	21.98
	12/31/2000		15.13	0.75	3.39	4.14	19.27
Class C	12/31/2004		18.08	0.46	0.88	1.34	19.42
	12/31/2003		14.49	0.45	3.14	3.59	18.08
	12/31/2002		14.59	0.80	(0.90)	(0.10)	14.49
	12/31/2001		12.82	0.02	1.75	1.77	14.59
	12/31/2000		10.07	0.92	1.83	2.75	12.82
Class D	12/31/2004		18.01	0.42	0.89	1.31	19.32
	12/31/2003		14.46	0.48	3.07	3.55	18.01
	12/31/2002		14.58	0.28	(0.40)	(0.12)	14.46
	12/31/2001		12.83	(0.06)	1.81	1.75	14.58
	12/31/2000		10.07	0.50	2.26	2.76	12.83
Class E	12/31/2004		123.75	4.37	6.26	10.63	134.38
	12/31/2003	(1)	100.00	4.08	19.67	23.75	123.75
Class F	12/31/2004		11.98	0.33	0.58	0.91	12.89
	12/31/2003	(1)	10.00	(0.01)	1.99	1.98	11.98
Class G	12/31/2004		11.95	0.28	0.57	0.85	12.80
	12/31/2003	(1)	10.00	(0.04)	1.99	1.95	11.95
Class H	12/31/2004		11.97	0.31	0.58	0.89	12.86
	12/31/2003	(1)	10.00	0.00	1.97	1.97	11.97
Class I	12/31/2004		11.93	0.25	0.59	0.84	12.77
	12/31/2003	(1)	10.00	0.01	1.92	1.93	11.93

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Federated Growth & Income Subaccount (continued)
Class A	12/31/2004		7.85%	$66,621	4.25%	1.25%
	12/31/2003		25.14	61,013	4.23	1.25
	12/31/2002		(0.29)	49,332	4.73	1.25
	12/31/2001		14.26	40,167	0.57	1.25
	12/31/2000		27.56	19,086	4.83	1.25
Class B	12/31/2004		7.69	230,522	4.04	1.40
	12/31/2003		25.02	237,809	4.27	1.40
	12/31/2002		(0.44)	205,794	4.44	1.40
	12/31/2001		14.09	174,484	0.47	1.40
	12/31/2000		27.37	75,001	4.56	1.40
Class C	12/31/2004		7.42	30,664	4.14	1.65
	12/31/2003		24.68	28,100	4.46	1.65
	12/31/2002		(0.69)	17,101	5.50	1.65
	12/31/2001		13.81	3,718	0.21	1.65
	12/31/2000		27.26	302	8.00	1.65
Class D	12/31/2004		7.26	2,500	4.12	1.80
	12/31/2003		24.51	2,066	4.82	1.80
	12/31/2002		(0.84)	1,163	3.57	1.80
	12/31/2001		13.64	45	(0.44)	1.80
	12/31/2000		27.35	42	4.50	1.80
Class E	12/31/2004		8.59	1	4.08	0.65
	12/31/2003	(1)	23.75	1	4.12	0.65
Class F	12/31/2004		7.62	2,613	3.98	1.25
	12/31/2003	(1)	19.15	1,897	0.73	1.25
Class G	12/31/2004		7.19	1,097	3.96	1.65
	12/31/2003	(1)	18.83	341	0.67	1.65
Class H	12/31/2004		7.45	740	3.96	1.40
	12/31/2003	(1)	19.03	273	0.91	1.40
Class I	12/31/2004		7.02	42	3.83	1.80
	12/31/2003	(1)	18.71	24	1.31	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2004		$18.20	$0.04	$1.52	$1.56	$19.76
	12/31/2003		15.34	0.29	2.57	2.86	18.20
	12/31/2002		18.02	0.35	(3.03)	(2.68)	15.34
	12/31/2001		17.81	0.03	0.18	0.21	18.02
	12/31/2000		15.38	1.02	1.41	2.43	17.81
Class B	12/31/2004		17.95	0.01	1.51	1.52	19.47
	12/31/2003		15.15	0.26	2.54	2.80	17.95
	12/31/2002		17.83	0.33	(3.01)	(2.68)	15.15
	12/31/2001		17.65	0.01	0.17	0.18	17.83
	12/31/2000		15.27	0.97	1.41	2.38	17.65
Class C	12/31/2004		11.55	(0.03)	0.97	0.94	12.49
	12/31/2003		9.77	0.15	1.63	1.78	11.55
	12/31/2002		11.53	0.20	(1.96)	(1.76)	9.77
	12/31/2001		11.44	(0.02)	0.11	0.09	11.53
	12/31/2000		9.91	1.17	0.36	1.53	11.44
Class D	12/31/2004		11.51	(0.05)	0.97	0.92	12.43
	12/31/2003		9.75	0.17	1.59	1.76	11.51
	12/31/2002		11.52	0.20	(1.97)	(1.77)	9.75
	12/31/2001		11.45	(0.09)	0.16	0.07	11.52
	12/31/2000		9.91	0.78	0.76	1.54	11.45
Class E	12/31/2004		119.94	0.69	10.30	10.99	130.93
	12/31/2003	(1)	100.00	2.85	17.09	19.94	119.94
Class F	12/31/2004		11.44	(0.01)	0.98	0.97	12.41
	12/31/2003	(1)	10.00	(0.08)	1.52	1.44	11.44
Class G	12/31/2004		11.41	(0.07)	0.99	0.92	12.33
	12/31/2003	(1)	10.00	(0.08)	1.49	1.41	11.41
Class H	12/31/2004		11.43	(0.02)	0.97	0.95	12.38
	12/31/2003	(1)	10.00	(0.06)	1.49	1.43	11.43
Class I	12/31/2003		11.40	(0.10)	1.00	0.90	12.30
	12/31/2004	(1)	10.00	(0.09)	1.49	1.40	11.40

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Value Balanced Subaccount (continued)
Class A	12/31/2004		8.59%	$85,366	1.49%	1.25%
	12/31/2003		18.55	35,311	3.00	1.25
	12/31/2002		(14.90)	38,915	2.16	1.25
	12/31/2001		1.18	45,217	0.17	1.25
	12/31/2000		15.75	49,325	6.38	1.25
Class B	12/31/2004		8.43	256,487	1.44	1.40
	12/31/2003		18.44	135,402	3.02	1.40
	12/31/2002		(15.02)	141,838	2.09	1.40
	12/31/2001		1.03	143,650	0.06	1.40
	12/31/2000		15.58	129,133	6.07	1.40
Class C	12/31/2004		8.16	13,209	1.39	1.65
	12/31/2003		18.11	7,046	3.12	1.65
	12/31/2002		(15.24)	4,756	1.97	1.65
	12/31/2001		0.76	1,692	(0.20)	1.65
	12/31/2000		15.47	249	11.06	1.65
Class D	12/31/2004		8.00	921	1.34	1.80
	12/31/2003		17.95	515	3.38	1.80
	12/31/2002		(15.36)	303	2.91	1.80
	12/31/2001		0.63	24	(0.75)	1.80
	12/31/2000		15.56	39	7.45	1.80
Class E	12/31/2004		9.16	1	1.19	0.65
	12/31/2003	(1)	19.94	1	3.03	0.65
Class F	12/31/2004		8.46	525	1.19	1.25
	12/31/2003	(1)	14.34	373	0.11	1.25
Class G	12/31/2004		8.03	126	1.05	1.65
	12/31/2003	(1)	14.04	43	0.34	1.65
Class H	12/31/2004		8.30	51	1.23	1.40
	12/31/2003	(1)	14.23	24	0.36	1.40
Class I	12/31/2003		7.87	26	0.98	1.80
	12/31/2004	(1)	13.92	23	0.35	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		$16.65	$0.27	$2.53	$2.80	$19.45
	12/31/2003		12.99	(0.07)	3.73	3.66	16.65
	12/31/2002		15.33	0.11	(2.45)	(2.34)	12.99
	12/31/2001		15.81	(0.17)	(0.31)	(0.48)	15.33
	12/31/2000		13.90	0.16	1.75	1.91	15.81
Class B	12/31/2004		16.46	0.24	2.50	2.74	19.20
	12/31/2003		12.86	(0.08)	3.68	3.60	16.46
	12/31/2002		15.20	0.09	(2.43)	(2.34)	12.86
	12/31/2001		15.70	(0.19)	(0.31)	(0.50)	15.20
	12/31/2000		13.82	0.14	1.74	1.88	15.70
Class C	12/31/2004		12.30	0.16	1.86	2.02	14.32
	12/31/2003		9.64	(0.09)	2.75	2.66	12.30
	12/31/2002		11.42	0.05	(1.83)	(1.78)	9.64
	12/31/2001		11.83	(0.17)	(0.24)	(0.41)	11.42
	12/31/2000		10.42	0.20	1.21	1.41	11.83
Class D	12/31/2004		12.26	0.14	1.85	1.99	14.25
	12/31/2003		9.62	(0.10)	2.74	2.64	12.26
	12/31/2002		11.41	(0.07)	(1.72)	(1.79)	9.62
	12/31/2001		11.83	(0.19)	(0.23)	(0.42)	11.41
	12/31/2000		10.42	0.29	1.12	1.41	11.83
Class E	12/31/2004		136.33	3.22	20.73	23.95	160.28
	12/31/2003	(1)	100.00	0.42	35.91	36.33	136.33
Class F	12/31/2004		12.70	0.21	1.88	2.09	14.79
	12/31/2003	(1)	10.00	(0.10)	2.80	2.70	12.70
Class G .	12/31/2004		12.66	0.14	1.90	2.04	14.70
	12/31/2003	(1)	10.00	(0.12)	2.78	2.66	12.66
Class H	12/31/2004		12.68	0.24	1.84	2.08	14.76
	12/31/2003	(1)	10.00	(0.10)	2.78	2.68	12.68
Class I	12/31/2004		12.65	0.08	1.93	2.01	14.66
	12/31/2003	(1)	10.00	(0.13)	2.78	2.65	12.65

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Mercury Large Cap Value Subaccount (continued)
Class A	12/31/2004		16.87%	$17,942	2.82%	1.25%
	12/31/2003		28.04	18,113	0.74	1.25
	12/31/2002		(15.28)	19,458	0.76	1.25
	12/31/2001		(3.03)	29,428	(1.11)	1.25
	12/31/2000		13.76	33,469	1.13	1.25
Class B	12/31/2004		16.69	63,660	2.82	1.40
	12/31/2003		27.92	66,320	0.80	1.40
	12/31/2002		(15.40)	59,974	0.65	1.40
	12/31/2001		(3.17)	79,151	(1.26)	1.40
	12/31/2000		13.59	79,490	1.00	1.40
Class C	12/31/2004		16.40	10,099	2.95	1.65
	12/31/2003		27.57	8,735	0.80	1.65
	12/31/2002		(15.62)	5,518	0.52	1.65
	12/31/2001		(3.41)	1,296	(1.51)	1.65
	12/31/2000		13.49	147	1.88	1.65
Class D	12/31/2004		16.22	1,061	2.91	1.80
	12/31/2003		27.40	859	0.86	1.80
	12/31/2002		(15.74)	383	(1.09)	1.80
	12/31/2001		(3.56)	69	(1.66)	1.80
	12/31/2000		13.57	84	2.65	1.80
Class E	12/31/2004		17.57	2	2.91	0.65
	12/31/2003	(1)	36.33	1	0.80	0.65
Class F	12/31/2004		16.53	286	2.85	1.25
	12/31/2003	(1)	26.11	228	0.02	1.25
Class G	12/31/2004		16.06	183	2.66	1.65
	12/31/2003	(1)	25.77	68	0.05	1.65
Class H	12/31/2004		16.35	130	3.19	1.40
	12/31/2003	(1)	25.98	83	0.07	1.40
Class I	12/31/2004		15.89	42	2.44	1.80
	12/31/2003	(1)	25.64	28	0.06	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL American Century International Subaccount
Class A	12/31/2004		$8.93	$(0.11)	$1.26	$1.15	$10.08
	12/31/2003		7.21	(0.10)	1.82	1.72	8.93
	12/31/2002		9.27	(0.08)	(1.98)	(2.06)	7.21
	12/31/2001		12.26	0.23	(3.22)	(2.99)	9.27
	12/31/2000		14.60	1.81	(4.15)	(2.34)	12.26
Class B	12/31/2004		8.83	(0.13)	1.26	1.13	9.96
	12/31/2003		7.15	(0.11)	1.79	1.68	8.83
	12/31/2002		9.20	(0.09)	(1.96)	(2.05)	7.15
	12/31/2001		12.18	0.19	(3.17)	(2.98)	9.20
	12/31/2000		14.54	1.93	(4.29)	(2.36)	12.18
Class C	12/31/2004		6.70	(0.11)	0.99	0.88	7.58
	12/31/2003		5.44	(0.10)	1.36	1.26	6.70
	12/31/2002		7.02	(0.07)	(1.51)	(1.58)	5.44
	12/31/2001		9.32	0.14	(2.44)	(2.30)	7.02
	12/31/2000		11.12	3.74	(5.54)	(1.80)	9.32
Class D	12/31/2004		6.68	(0.12)	0.94	0.82	7.50
	12/31/2003		5.43	(0.10)	1.35	1.25	6.68
	12/31/2002		7.01	(0.10)	(1.48)	(1.58)	5.43
	12/31/2001		9.32	0.09	(2.40)	(2.31)	7.01
	12/31/2000		11.12	3.31	(5.11)	(1.80)	9.32
Class E	12/31/2004		132.89	(0.84)	18.80	17.96	150.85
	12/31/2003	(1)	100.00	(0.53)	33.42	32.89	132.89
Class F	12/31/2004		12.62	(0.16)	1.77	1.61	14.23
	12/31/2003	(1)	10.00	(0.10)	2.72	2.62	12.62
Class G	12/31/2004		12.58	(0.21)	1.77	1.56	14.14
	12/31/2003	(1)	10.00	(0.12)	2.70	2.58	12.58
Class H	12/31/2004		12.61	(0.18)	1.77	1.59	14.20
	12/31/2003	(1)	10.00	(0.11)	2.72	2.61	12.61
Class I	12/31/2004		12.57	(0.23)	1.76	1.53	14.10
	12/31/2003	(1)	10.00	(0.14)	2.71	2.57	12.57

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL American Century International Subaccount (continued)
Class A	12/31/2004		12.92%	$9,861	0.00%	1.25%
	12/31/2003		23.61	7,606	0.00	1.25
	12/31/2002		(22.17)	2,665	(0.96)	1.25
	12/31/2001		(24.39)	3,872	2.14	1.25
	12/31/2000		(16.05)	5,910	13.29	1.25
Class B	12/31/2004		12.82	65,918	0.00	1.40
	12/31/2003		23.50	60,226	0.00	1.40
	12/31/2002		(22.28)	15,428	(1.10)	1.40
	12/31/2001		(24.51)	16,692	1.80	1.40
	12/31/2000		(16.18)	21,548	14.28	1.40
Class C	12/31/2004		13.03	9,261	0.00	1.65
	12/31/2003		23.16	8,081	0.00	1.65
	12/31/2002		(22.48)	1,347	(1.27)	1.65
	12/31/2001		(24.70)	496	2.09	1.65
	12/31/2000		(16.25)	273	38.14	1.65
Class D	12/31/2004		12.30	977	0.00	1.80
	12/31/2003		22.99	912	0.00	1.80
	12/31/2002		(22.59)	123	(1.50)	1.80
	12/31/2001		(24.81)	150	1.16	1.80
	12/31/2000		(16.19)	158	33.98	1.80
Class E	12/31/2004		13.51	2	0.00	0.65
	12/31/2003	(1)	32.89	1	0.00	0.65
Class F	12/31/2004		12.81	310	0.00	1.25
	12/31/2003	(1)	25.76	198	0.00	1.25
Class G	12/31/2004		12.35	59	0.00	1.65
	12/31/2003	(1)	25.42	29	0.00	1.65
Class H	12/31/2004		12.64	49	0.00	1.40
	12/31/2003	(1)	25.63	41	0.00	1.40
Class I	12/31/2004		12.19	28	0.00	1.80
	12/31/2003	(1)	25.30	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Third Avenue Value Subaccount
Class A	12/31/2004		$17.40	$(0.11)	$4.16	$4.05	$21.45
	12/31/2003		12.84	(0.12)	4.68	4.56	17.40
	12/31/2002		14.75	0.07	(1.98)	(1.91)	12.84
	12/31/2001		14.07	(0.16)	0.84	0.68	14.75
	12/31/2000		10.51	0.49	3.07	3.56	14.07
Class B	12/31/2004		17.25	(0.14)	4.11	3.97	21.22
	12/31/2003		12.74	(0.14)	4.65	4.51	17.25
	12/31/2002		14.66	0.05	(1.97)	(1.92)	12.74
	12/31/2001		14.00	(0.18)	0.84	0.66	14.66
	12/31/2000		10.48	0.52	3.00	3.52	14.00
Class C	12/31/2004		17.39	(0.18)	4.14	3.96	21.35
	12/31/2003		12.88	(0.17)	4.68	4.51	17.39
	12/31/2002		14.86	0.05	(2.03)	(1.98)	12.88
	12/31/2001		14.23	(0.22)	0.85	0.63	14.86
	12/31/2000		10.66	0.83	2.74	3.57	14.23
Class D	12/31/2004		17.32	(0.21)	4.12	3.91	21.23
	12/31/2003		12.85	(0.19)	4.66	4.47	17.32
	12/31/2002		14.85	(0.07)	(1.93)	(2.00)	12.85
	12/31/2001		14.24	(0.25)	0.86	0.61	14.85
	12/31/2000		10.66	0.42	3.16	3.58	14.24
Class E	12/31/2004		141.40	(0.02)	33.95	33.93	175.33
	12/31/2003	(1)	100.00	(0.02)	41.42	41.40	141.40
Class F	12/31/2004		13.47	(0.12)	3.22	3.10	16.57
	12/31/2003	(1)	10.00	(0.10)	3.57	3.47	13.47
Class G	12/31/2004		13.44	(0.15)	3.16	3.01	16.45
	12/31/2003	(1)	10.00	(0.13)	3.57	3.44	13.44
Class H	12/31/2004		13.46	(0.14)	3.20	3.06	16.52
	12/31/2003	(1)	10.00	(0.10)	3.56	3.46	13.46
Class I	12/31/2004		13.42	(0.20)	3.19	2.99	16.41
	12/31/2003	(1)	10.00	(0.13)	3.55	3.42	13.42

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Third Avenue Value Subaccount (continued)
Class A	12/31/2004		23.25%	$45,204	0.65%	1.25%
	12/31/2003		35.42	36,321	0.45	1.25
	12/31/2002		(12.97)	26,197	(0.49)	1.25
	12/31/2001		4.85	29,496	(1.14)	1.25
	12/31/2000		33.78	17,062	3.80	1.25
Class B	12/31/2004		23.07	156,842	0.66	1.40
	12/31/2003		35.29	123,868	0.44	1.40
	12/31/2002		(13.10)	93,226	0.37	1.40
	12/31/2001		4.69	95,623	(1.28)	1.40
	12/31/2000		33.58	57,844	4.00	1.40
Class C	12/31/2004		22.76	27,343	0.67	1.65
	12/31/2003		34.92	21,063	0.44	1.65
	12/31/2002		(13.31)	10,130	0.36	1.65
	12/31/2001		4.43	2,111	(1.36)	1.65
	12/31/2000		33.46	554	6.15	1.65
Class D	12/31/2004		22.57	2,247	0.67	1.80
	12/31/2003		34.74	1,542	0.46	1.80
	12/31/2002		(13.44)	515	(0.77)	1.80
	12/31/2001		4.28	108	(1.71)	1.80
	12/31/2000		33.56	74	3.15	1.80
Class E	12/31/2004		24.00	2	0.67	0.65
	12/31/2003	(1)	41.40	1	0.43	0.65
Class F	12/31/2004		22.96	1,606	0.45	1.25
	12/31/2003	(1)	34.51	808	0.60	1.25
Class G	12/31/2004		22.47	1,115	0.57	1.65
	12/31/2003	(1)	34.15	199	0.05	1.65
Class H	12/31/2004		22.77	405	0.43	1.40
	12/31/2003	(1)	34.38	58	0.09	1.40
Class I	12/31/2004		22.28	55	0.44	1.80
	12/31/2003	(1)	34.02	33	0.11	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		$15.44	$0.23	$4.58	$4.81	$20.25
	12/31/2003		11.51	0.13	3.80	3.93	15.44
	12/31/2002		11.25	0.11	0.15	0.26	11.51
	12/31/2001		10.26	0.16	0.83	0.99	11.25
	12/31/2000		8.02	0.03	2.21	2.24	10.26
Class B	12/31/2004		15.30	0.22	4.53	4.75	20.05
	12/31/2003		11.43	0.12	3.75	3.87	15.30
	12/31/2002		11.19	0.06	0.18	0.24	11.43
	12/31/2001		10.22	0.13	0.84	0.97	11.19
	12/31/2000		8.00	0.09	2.13	2.22	10.22
Class C	12/31/2004		19.73	0.24	5.82	6.06	25.79
	12/31/2003		14.78	0.13	4.82	4.95	19.73
	12/31/2002		14.50	0.03	0.25	0.28	14.78
	12/31/2001		13.28	0.09	1.13	1.22	14.50
	12/31/2000		10.40	(0.06)	2.94	2.88	13.28
Class D	12/31/2004		19.66	0.24	5.75	5.99	25.65
	12/31/2003		14.75	0.06	4.85	4.91	19.66
	12/31/2002		14.49	(0.07)	0.33	0.26	14.75
	12/31/2001		13.29	0.07	1.13	1.20	14.49
	12/31/2000		10.40	(0.12)	3.01	2.89	13.29
Class E	12/31/2004		130.74	3.13	38.70	41.83	172.57
	12/31/2003	(1)	100.00	2.03	28.71	30.74	130.74
Class F	12/31/2004		12.78	0.19	3.76	3.95	16.73
	12/31/2003	(1)	10.00	(0.06)	2.84	2.78	12.78
Class G	12/31/2004		12.75	0.25	3.61	3.86	16.61
	12/31/2003	(1)	10.00	(0.10)	2.85	2.75	12.75
Class H	12/31/2004		12.77	0.15	3.76	3.91	16.68
	12/31/2003	(1)	10.00	(0.09)	2.86	2.77	12.77
Class I	12/31/2004		12.74	0.12	3.71	3.83	16.57
	12/31/2003	(1)	10.00	(0.11)	2.85	2.74	12.74

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Clarion Real Estate Securities Subaccount (continued)
Class A	12/31/2004		31.21%	$21,269	2.65%	1.25%
	12/31/2003		33.92	15,397	2.26	1.25
	12/31/2002		2.31	10,293	0.94	1.25
	12/31/2001		9.67	4,559	1.48	1.25
	12/31/2000		28.01	1,649	0.33	1.25
Class B	12/31/2004		31.01	88,626	2.74	1.40
	12/31/2003		33.79	67,170	2.35	1.40
	12/31/2002		2.16	52,519	0.54	1.40
	12/31/2001		9.51	26,918	1.24	1.40
	12/31/2000		27.82	10,796	0.94	1.40
Class C	12/31/2004		30.68	14,589	2.75	1.65
	12/31/2003		33.42	9,875	2.41	1.65
	12/31/2002		1.90	4,399	0.20	1.65
	12/31/2001		9.24	552	0.64	1.65
	12/31/2000		27.70	128	(0.54)	1.65
Class D	12/31/2004		30.49	1,418	2.94	1.80
	12/31/2003		33.24	1,050	2.15	1.80
	12/31/2002		1.75	415	(0.55)	1.80
	12/31/2001		9.07	158	0.48	1.80
	12/31/2000		27.79	131	(0.97)	1.80
Class E	12/31/2004		32.00	2	2.85	0.65
	12/31/2003	(1)	30.74	1	2.22	0.65
Class F	12/31/2004		30.85	1,106	2.57	1.25
	12/31/2003	(1)	26.99	555	0.30	1.25
Class G	12/31/2004		30.32	827	3.36	1.65
	12/31/2003	(1)	26.65	95	0.22	1.65
Class H	12/31/2004		30.65	316	2.47	1.40
	12/31/2003	(1)	26.86	91	0.16	1.40
Class I	12/31/2004		30.13	47	2.67	1.80
	12/31/2003	(1)	26.52	27	0.27	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Marsico Growth Subaccount
Class A	12/31/2004		$8.19	$(0.10)	$0.99	$0.89	$9.08
	12/31/2003		6.56	(0.09)	1.72	1.63	8.19
	12/31/2002		8.98	(0.09)	(2.33)	(2.42)	6.56
	12/31/2001		10.58	(0.05)	(1.55)	(1.60)	8.98
	12/31/2000		11.65	0.02	(1.09)	(1.07)	10.58
Class B	12/31/2004		8.13	(0.11)	0.98	0.87	9.00
	12/31/2003		6.53	(0.10)	1.70	1.60	8.13
	12/31/2002		8.94	(0.10)	(2.31)	(2.41)	6.53
	12/31/2001		10.56	(0.05)	(1.57)	(1.62)	8.94
	12/31/2000		11.64	0.02	(1.10)	(1.08)	10.56
Class C	12/31/2004		7.43	(0.12)	0.90	0.78	8.21
	12/31/2003		5.98	(0.11)	1.56	1.45	7.43
	12/31/2002		8.22	(0.10)	(2.14)	(2.24)	5.98
	12/31/2001		9.72	(0.08)	(1.42)	(1.50)	8.22
	12/31/2000		10.73	0.05	(1.06)	(1.01)	9.72
Class D	12/31/2004		7.41	(0.13)	0.88	0.75	8.16
	12/31/2003		5.97	(0.12)	1.56	1.44	7.41
	12/31/2002		8.21	(0.09)	(2.15)	(2.24)	5.97
	12/31/2001		9.73	(0.09)	(1.43)	(1.52)	8.21
	12/31/2000		10.73	0.00	(1.00)	(1.00)	9.73
Class E	12/31/2004		123.73	(0.78)	15.13	14.35	138.08
	12/31/2003	(1)	100.00	(0.53)	24.26	23.73	123.73
Class F	12/31/2004		11.91	(0.15)	1.42	1.27	13.18
	12/31/2003	(1)	10.00	(0.09)	2.00	1.91	11.91
Class G	12/31/2004		11.88	(0.20)	1.41	1.21	13.09
	12/31/2003	(1)	10.00	(0.12)	2.00	1.88	11.88
Class H	12/31/2004		11.90	(0.17)	1.41	1.24	13.14
	12/31/2003	(1)	10.00	(0.11)	2.01	1.90	11.90
Class I	12/31/2004		11.87	(0.21)	1.40	1.19	13.06
	12/31/2003	(1)	10.00	(0.13)	2.00	1.87	11.87

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Marsico Growth Subaccount (continued)
Class A	12/31/2004		10.85%	$5,392	0.00%	1.25%
	12/31/2003		24.65	5,055	0.00	1.25
	12/31/2002		(26.90)	5,338	(1.16)	1.25
	12/31/2001		(15.16)	5,508	(0.59)	1.25
	12/31/2000		(9.16)	2,254	0.18	1.25
Class B	12/31/2004		10.69	23,397	0.00	1.40
	12/31/2003		24.53	24,231	0.00	1.40
	12/31/2002		(27.01)	13,933	(1.30)	1.40
	12/31/2001		(15.29)	18,852	(0.53)	1.40
	12/31/2000		(9.30)	12,122	0.16	1.40
Class C	12/31/2004		10.41	5,870	0.00	1.65
	12/31/2003		24.18	5,099	0.00	1.65
	12/31/2002		(27.20)	3,470	(1.56)	1.65
	12/31/2001		(15.50)	627	(0.86)	1.65
	12/31/2000		(9.38)	278	0.52	1.65
Class D	12/31/2004		10.24	351	0.00	1.80
	12/31/2003		24.02	373	0.00	1.80
	12/31/2002		(27.31)	199	(1.72)	1.80
	12/31/2001		(15.63)	88	(1.07)	1.80
	12/31/2000		(9.32)	98	0.03	1.80
Class E	12/31/2004		11.60	1	0.00	0.65
	12/31/2003	(1)	23.73	1	0.00	0.65
Class F	12/31/2004		10.63	211	0.00	1.25
	12/31/2003	(1)	19.28	97	0.00	1.25
Class G	12/31/2004		10.19	84	0.00	1.65
	12/31/2003	(1)	18.97	59	0.00	1.65
Class H	12/31/2004		10.47	99	0.00	1.40
	12/31/2003	(1)	19.17	58	0.00	1.40
Class I	12/31/2004		10.02	44	0.00	1.80
	12/31/2003	(1)	18.85	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2004		$8.45	$(0.11)	$1.29	$1.18	$9.63
	12/31/2003		5.14	(0.09)	3.40	3.31	8.45
	12/31/2002		8.45	(0.07)	(3.24)	(3.31)	5.14
	12/31/2001		11.47	(0.07)	(2.95)	(3.02)	8.45
	12/31/2000		11.64	0.19	(0.36)	(0.17)	11.47
Class B	12/31/2004		8.39	(0.12)	1.27	1.15	9.54
	12/31/2003		5.11	(0.10)	3.38	3.28	8.39
	12/31/2002		8.41	(0.08)	(3.22)	(3.30)	5.11
	12/31/2001		11.44	(0.08)	(2.95)	(3.03)	8.41
	12/31/2000		11.63	0.17	(0.36)	(0.19)	11.44
Class C	12/31/2004		7.79	(0.13)	1.18	1.05	8.84
	12/31/2003		4.76	(0.11)	3.14	3.03	7.79
	12/31/2002		7.85	(0.08)	(3.01)	(3.09)	4.76
	12/31/2001		10.70	(0.10)	(2.75)	(2.85)	7.85
	12/31/2000		10.89	0.05	(0.24)	(0.19)	10.70
Class D	12/31/2004		7.76	(0.14)	1.17	1.03	8.79
	12/31/2003		4.74	(0.12)	3.14	3.02	7.76
	12/31/2002		7.84	(0.11)	(2.99)	(3.10)	4.74
	12/31/2001		10.71	(0.12)	(2.75)	(2.87)	7.84
	12/31/2000		10.89	0.02	(0.20)	(0.18)	10.71
Class E	12/31/2004		153.19	(1.04)	23.39	22.35	175.54
	12/31/2003	(1)	100.00	(0.66)	53.85	53.19	153.19
Class F	12/31/2004		13.82	(0.18)	2.06	1.88	15.70
	12/31/2003	(1)	10.00	(0.11)	3.93	3.82	13.82
Class G	12/31/2004		13.79	(0.23)	2.03	1.80	15.59
	12/31/2003	(1)	10.00	(0.14)	3.93	3.79	13.79
Class H	12/31/2004		13.81	(0.20)	2.05	1.85	15.66
	12/31/2003	(1)	10.00	(0.12)	3.93	3.81	13.81
Class I	12/31/2004		13.77	(0.25)	2.03	1.78	15.55
	12/31/2003	(1)	10.00	(0.15)	3.92	3.77	13.77

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Munder Net50 Subaccount (continued)
Class A	12/31/2004		13.92%	$3,951	0.00%	1.25%
	12/31/2003		64.37	5,351	0.00	1.25
	12/31/2002		(39.18)	1,962	(1.25)	1.25
	12/31/2001		(26.35)	1,048	(0.73)	1.25
	12/31/2000		(1.50)	697	1.62	1.25
Class B	12/31/2004		13.73	23,140	0.00	1.40
	12/31/2003		64.21	25,529	0.00	1.40
	12/31/2002		(39.27)	8,136	(1.40)	1.40
	12/31/2001		(26.46)	7,428	(0.86)	1.40
	12/31/2000		(1.65)	4,708	1.45	1.40
Class C	12/31/2004		13.45	4,650	0.00	1.65
	12/31/2003		63.76	3,795	0.00	1.65
	12/31/2002		(39.43)	958	(1.65)	1.65
	12/31/2001		(26.64)	201	(1.20)	1.65
	12/31/2000		(1.74)	96	0.44	1.65
Class D	12/31/2004		13.28	748	0.00	1.80
	12/31/2003		63.54	564	0.00	1.80
	12/31/2002		(39.52)	36	(1.80)	1.80
	12/31/2001		(26.75)	61	(1.31)	1.80
	12/31/2000		(1.67)	75	0.19	1.80
Class E	12/31/2004		14.59	2	0.00	0.65
	12/31/2003	(1)	53.19	2	0.00	0.65
Class F	12/31/2004		13.54	772	0.00	1.25
	12/31/2003	(1)	37.54	428	0.00	1.25
Class G	12/31/2004		13.09	168	0.00	1.65
	12/31/2003	(1)	37.18	179	0.00	1.65
Class H	12/31/2004		13.37	171	0.00	1.40
	12/31/2003	(1)	37.41	118	0.00	1.40
Class I	12/31/2004		12.92	31	0.00	1.80
	12/31/2003	(1)	37.04	28	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		$9.47	$0.05	$1.22	$1.27	$10.74
	12/31/2003		7.56	0.04	1.87	1.91	9.47
	12/31/2002		9.43	(0.07)	(1.80)	(1.87)	7.56
	12/31/2001		9.96	(0.07)	(0.46)	(0.53)	9.43
	12/31/2000		9.18	(0.08)	0.86	0.78	9.96
Class B	12/31/2004		9.41	0.04	1.20	1.24	10.65
	12/31/2003		7.52	0.03	1.86	1.89	9.41
	12/31/2002		9.39	(0.08)	(1.79)	(1.87)	7.52
	12/31/2001		9.94	(0.09)	(0.46)	(0.55)	9.39
	12/31/2000		9.17	(0.09)	0.86	0.77	9.94
Class C	12/31/2004		10.04	0.02	1.27	1.29	11.33
	12/31/2003		8.04	0.02	1.98	2.00	10.04
	12/31/2002		10.07	(0.10)	(1.93)	(2.03)	8.04
	12/31/2001		10.69	(0.13)	(0.49)	(0.62)	10.07
	12/31/2000		9.87	(0.12)	0.94	0.82	10.69
Class D	12/31/2004		10.00	0.00	1.27	1.27	11.27
	12/31/2003		8.02	(0.01)	1.99	1.98	10.00
	12/31/2002		10.06	(0.09)	(1.95)	(2.04)	8.02
	12/31/2001		10.69	(0.15)	(0.48)	(0.63)	10.06
	12/31/2000		9.87	(0.09)	0.91	0.82	10.69
Class E	12/31/2004		129.25	1.51	16.78	18.29	147.54
	12/31/2003	(1)	100.00	1.56	27.69	29.25	129.25
Class F	12/31/2004		12.17	0.04	1.56	1.60	13.77
	12/31/2003	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/2004		12.14	(0.08)	1.62	1.54	13.68
	12/31/2003	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/2004		12.16	(0.01)	1.59	1.58	13.74
	12/31/2003	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/2004		12.13	(0.05)	1.56	1.51	13.64
	12/31/2003	(1)	10.00	(0.13)	2.26	2.13	12.13

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL T. Rowe Price Equity Income Subaccount (continued)
Class A	12/31/2004		13.38%	$11,116	1.79%	1.25%
	12/31/2003		25.16	8,369	1.78	1.25
	12/31/2002		(19.83)	5,586	(0.78)	1.25
	12/31/2001		(5.36)	7,190	(0.80)	1.25
	12/31/2000		8.50	3,778	(0.82)	1.25
Class B	12/31/2004		13.21	41,503	1.81	1.40
	12/31/2003		25.04	28,891	1.83	1.40
	12/31/2002		(19.95)	23,146	(0.92)	1.40
	12/31/2001		(5.50)	26,636	(0.95)	1.40
	12/31/2000		8.34	11,159	(0.93)	1.40
Class C	12/31/2004		12.93	9,830	1.80	1.65
	12/31/2003		24.70	6,260	1.82	1.65
	12/31/2002		(20.15)	3,014	(1.15)	1.65
	12/31/2001		(5.74)	1,473	(1.27)	1.65
	12/31/2000		8.24	260	(1.19)	1.65
Class D	12/31/2004		12.76	500	1.77	1.80
	12/31/2003		24.53	460	1.69	1.80
	12/31/2002		(20.27)	99	(1.39)	1.80
	12/31/2001		(5.88)	46	(1.45)	1.80
	12/31/2000		8.32	40	(0.92)	1.80
Class E	12/31/2004		14.15	1	1.74	0.65
	12/31/2003	(1)	29.25	1	1.81	0.65
Class F	12/31/2004		13.14	1,049	1.55	1.25
	12/31/2003	(1)	21.87	568	0.04	1.25
Class G	12/31/2004		12.68	169	1.01	1.65
	12/31/2003	(1)	21.55	68	0.05	1.65
Class H	12/31/2004		12.97	144	1.35	1.40
	12/31/2003	(1)	21.75	69	0.04	1.40
Class I	12/31/2004		12.51	35	1.43	1.80
	12/31/2003	(1)	21.43	24	0.07	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		$11.01	$(0.14)	$1.13	$0.99	$12.00
	12/31/2003		7.94	(0.12)	3.19	3.07	11.01
	12/31/2002		11.07	(0.11)	(3.02)	(3.13)	7.94
	12/31/2001		12.42	(0.14)	(1.21)	(1.35)	11.07
	12/31/2000		13.73	(0.01)	(1.30)	(1.31)	12.42
Class B	12/31/2004		10.94	(0.16)	1.12	0.96	11.90
	12/31/2003		7.90	(0.13)	3.17	3.04	10.94
	12/31/2002		11.03	(0.13)	(3.00)	(3.13)	7.90
	12/31/2001		12.38	(0.15)	(1.20)	(1.35)	11.03
	12/31/2000		13.72	(0.03)	(1.31)	(1.34)	12.38
Class C	12/31/2004		9.01	(0.15)	0.92	0.77	9.78
	12/31/2003		6.52	(0.13)	2.62	2.49	9.01
	12/31/2002		9.13	(0.11)	(2.50)	(2.61)	6.52
	12/31/2001		10.28	(0.15)	(1.00)	(1.15)	9.13
	12/31/2000		11.40	(0.05)	(1.07)	(1.12)	10.28
Class D	12/31/2004		8.98	(0.16)	0.91	0.75	9.73
	12/31/2003		6.51	(0.14)	2.61	2.47	8.98
	12/31/2002		9.12	(0.06)	(2.55)	(2.61)	6.51
	12/31/2001		10.29	(0.16)	(1.01)	(1.17)	9.12
	12/31/2000		11.40	(0.04)	(1.07)	(1.11)	10.29
Class E	12/31/2004		145.22	(1.00)	15.01	14.01	159.23
	12/31/2003	(1)	100.00	(0.59)	45.81	45.22	145.22
Class F	12/31/2004		13.33	(0.17)	1.34	1.17	14.50
	12/31/2003	(1)	10.00	(0.11)	3.44	3.33	13.33
Class G	12/31/2004		13.29	(0.22)	1.33	1.11	14.40
	12/31/2003	(1)	10.00	(0.14)	3.43	3.29	13.29
Class H	12/31/2004		13.32	(0.19)	1.33	1.14	14.46
	12/31/2003	(1)	10.00	(0.12)	3.44	3.32	13.32
Class I	12/31/2004		13.28	(0.24)	1.32	1.08	14.36
	12/31/2003	(1)	10.00	(0.15)	3.43	3.28	13.28

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL T. Rowe Price Small Cap Subaccount (continued)
Class A	12/31/2004		8.99%	$10,554	0.00%	1.25%
	12/31/2003		38.52	10,371	0.00	1.25
	12/31/2002		(28.25)	6,290	(1.25)	1.25
	12/31/2001		(10.84)	7,670	(1.25)	1.25
	12/31/2000		(9.59)	6,379	(0.07)	1.25
Class B	12/31/2004		8.83	45,227	0.00	1.40
	12/31/2003		38.39	38,885	0.00	1.40
	12/31/2002		(28.36)	18,821	(1.40)	1.40
	12/31/2001		(10.97)	21,765	(1.40)	1.40
	12/31/2000		(9.73)	14,407	(0.23)	1.40
Class C	12/31/2004		8.56	11,498	0.00	1.65
	12/31/2003		38.01	9,503	0.00	1.65
	12/31/2002		(28.54)	3,604	(1.65)	1.65
	12/31/2001		(11.19)	724	(1.65)	1.65
	12/31/2000		(9.81)	415	(0.48)	1.65
Class D	12/31/2004		8.39	1,312	0.00	1.80
	12/31/2003		37.82	888	0.00	1.80
	12/31/2002		(28.65)	257	(1.80)	1.80
	12/31/2001		(11.33)	25	(1.80)	1.80
	12/31/2000		(9.75)	26	(0.37)	1.80
Class E	12/31/2004		9.65	2	0.00	0.65
	12/31/2003	(1)	45.22	1	0.00	0.65
Class F	12/31/2004		8.75	628	0.00	1.25
	12/31/2003	(1)	33.46	571	0.00	1.25
Class G	12/31/2004		8.31	216	0.00	1.65
	12/31/2003	(1)	33.11	117	0.00	1.65
Class H	12/31/2004		8.58	219	0.00	1.40
	12/31/2003	(1)	33.33	162	0.00	1.40
Class I	12/31/2004		8.15	46	0.00	1.80
	12/31/2003	(1)	32.97	31	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Salomon All Cap Subaccount
Class A	12/31/2004		$13.40	$(0.14)	$1.18	$1.04	$14.44
	12/31/2003		10.04	(0.10)	3.46	3.36	13.40
	12/31/2002		13.50	(0.03)	(3.43)	(3.46)	10.04
	12/31/2001		13.39	0.07	0.04	0.11	13.50
	12/31/2000		11.46	0.18	1.75	1.93	13.39
Class B	12/31/2004		13.30	(0.16)	1.18	1.02	14.32
	12/31/2003		9.98	(0.11)	3.43	3.32	13.30
	12/31/2002		13.44	(0.05)	(3.41)	(3.46)	9.98
	12/31/2001		13.36	0.05	0.03	0.08	13.44
	12/31/2000		11.45	0.17	1.74	1.91	13.36
Class C	12/31/2004		12.05	(0.18)	1.07	0.89	12.94
	12/31/2003		9.06	(0.13)	3.12	2.99	12.05
	12/31/2002		12.24	(0.04)	(3.14)	(3.18)	9.06
	12/31/2001		12.19	(0.01)	0.06	0.05	12.24
	12/31/2000		10.46	0.17	1.56	1.73	12.19
Class D	12/31/2004		12.00	(0.19)	1.06	0.87	12.87
	12/31/2003		9.04	(0.14)	3.10	2.96	12.00
	12/31/2002		12.23	(0.04)	(3.15)	(3.19)	9.04
	12/31/2001		12.20	(0.04)	0.07	0.03	12.23
	12/31/2000		10.46	0.14	1.60	1.74	12.20
Class E	12/31/2004		136.49	(0.59)	12.10	11.51	148.00
	12/31/2003	(1)	100.00	(0.10)	36.59	36.49	136.49
Class F	12/31/2004		12.80	(0.14)	1.11	0.97	13.77
	12/31/2003	(1)	10.00	(0.10)	2.90	2.80	12.80
Class G	12/31/2004		12.77	(0.19)	1.10	0.91	13.68
	12/31/2003	(1)	10.00	(0.13)	2.90	2.77	12.77
Class H	12/31/2004		12.79	(0.16)	1.11	0.95	13.74
	12/31/2003	(1)	10.00	(0.11)	2.90	2.79	12.79
Class I	12/31/2004		12.76	(0.20)	1.08	0.88	13.64
	12/31/2003	(1)	10.00	(0.14)	2.90	2.76	12.76

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Salomon All Cap Subaccount (continued)
Class A	12/31/2004		7.78%	$20,844	0.22%	1.25%
	12/31/2003		33.34	23,447	0.38	1.25
	12/31/2002		(25.65)	19,926	(0.28)	1.25
	12/31/2001		0.82	34,009	0.51	1.25
	12/31/2000		16.83	11,475	1.40	1.25
Class B	12/31/2004		7.62	100,844	0.22	1.40
	12/31/2003		33.21	112,156	0.38	1.40
	12/31/2002		(25.76)	93,403	(0.43)	1.40
	12/31/2001		0.67	141,303	0.38	1.40
	12/31/2000		16.65	54,870	1.30	1.40
Class C	12/31/2004		7.35	10,908	0.21	1.65
	12/31/2003		32.85	11,825	0.40	1.65
	12/31/2002		(25.95)	6,173	(0.44)	1.65
	12/31/2001		0.41	3,718	(0.05)	1.65
	12/31/2000		16.55	1,127	1.43	1.65
Class D	12/31/2004		7.19	1,449	0.23	1.80
	12/31/2003		32.67	1,373	0.42	1.80
	12/31/2002		(26.06)	768	(0.53)	1.80
	12/31/2001		0.26	400	(0.31)	1.80
	12/31/2000		16.63	354	1.20	1.80
Class E	12/31/2004		8.43	1	0.22	0.65
	12/31/2003	(1)	36.49	1	0.37	0.65
Class F	12/31/2004		7.54	863	0.21	1.25
	12/31/2003	(1)	27.80	532	0.00	1.25
Class G	12/31/2004		7.11	245	0.21	1.65
	12/31/2003	(1)	27.46	157	0.00	1.65
Class H	12/31/2004		7.38	71	0.21	1.40
	12/31/2003	(1)	27.67	53	0.00	1.40
Class3 I	12/31/2004		6.95	41	0.22	1.80
	12/31/2003	(1)	27.33	28	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		$12.58	$(0.16)	$1.82	$1.66	$14.24
	12/31/2003		9.69	(0.12)	3.01	2.89	12.58
	12/31/2002		11.25	(0.13)	(1.43)	(1.56)	9.69
	12/31/2001		11.85	0.00	(0.60)	(0.60)	11.25
	12/31/2000		10.63	0.15	1.07	1.22	11.85
Class B	12/31/2004		12.49	(0.18)	1.81	1.63	14.12
	12/31/2003		9.64	(0.14)	2.99	2.85	12.49
	12/31/2002		11.20	(0.14)	(1.42)	(1.56)	9.64
	12/31/2001		11.82	(0.01)	(0.61)	(0.62)	11.20
	12/31/2000		10.62	0.21	0.99	1.20	11.82
Class C	12/31/2004		12.26	(0.20)	1.76	1.56	13.82
	12/31/2003		9.48	(0.16)	2.94	2.78	12.26
	12/31/2002		11.05	(0.15)	(1.42)	(1.57)	9.48
	12/31/2001		11.69	(0.06)	(0.58)	(0.64)	11.05
	12/31/2000		10.51	0.26	0.92	1.18	11.69
Class D	12/31/2004		12.21	(0.22)	1.75	1.53	13.74
	12/31/2003		9.46	(0.18)	2.93	2.75	12.21
	12/31/2002		11.04	(0.10)	(1.48)	(1.58)	9.46
	12/31/2001		11.70	(0.07)	(0.59)	(0.66)	11.04
	12/31/2000		10.51	0.04	1.15	1.19	11.70
Class E	12/31/2004		133.66	(0.79)	19.29	18.50	152.16
	12/31/2003	(1)	100.00	(0.41)	34.07	33.66	133.66
Class F	12/31/2004		12.55	(0.16)	1.78	1.62	14.17
	12/31/2003	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/2004		12.52	(0.21)	1.77	1.56	14.08
	12/31/2003	(1)	10.00	(0.13)	2.65	2.52	12.52
Class H	12/31/2004		12.54	(0.17)	1.77	1.60	14.14
	12/31/2003	(1)	10.00	(0.11)	2.65	2.54	12.54
Class I	12/31/2004		12.50	(0.23)	1.77	1.54	14.04
	12/31/2003	(1)	10.00	(0.14)	2.64	2.50	12.50

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL J.P. Morgan Mid Cap Value Subaccount (continued)
Class A	12/31/2004		13.16%	$9,348	0.03%	1.25%
	12/31/2003		29.66	6,938	0.12	1.25
	12/31/2002		(13.80)	4,832	(1.24)	1.25
	12/31/2001		(5.14)	3,441	(0.01)	1.25
	12/31/2000		11.52	1,839	1.25	1.25
Class B	12/31/2004		12.99	43,353	0.04	1.40
	12/31/2003		29.53	39,987	0.11	1.40
	12/31/2002		(13.93)	30,894	(1.36)	1.40
	12/31/2001		(5.28)	20,985	(0.10)	1.40
	12/31/2000		11.35	10,671	1.78	1.40
Class C	12/31/2004		12.70	9,319	0.04	1.65
	12/31/2003		29.18	7,830	0.12	1.65
	12/31/2002		(14.15)	3,561	(1.63)	1.65
	12/31/2001		(5.52)	535	(0.43)	1.65
	12/31/2000		11.25	293	2.27	1.65
Class D	12/31/2004		12.53	1,163	0.04	1.80
	12/31/2003		29.00	796	0.12	1.80
	12/31/2002		(14.28)	240	(1.82)	1.80
	12/31/2001		(5.66)	34	(0.67)	1.80
	12/31/2000		11.33	35	0.38	1.80
Class E	12/31/2004		13.84	2	0.04	0.65
	12/31/2003	(1)	33.66	1	0.11	0.65
Class F	12/31/2004		12.94	202	0.04	1.25
	12/31/2003	(1)	25.74	170	0.00	1.25
Class G	12/31/2004		12.49	153	0.04	1.65
	12/31/2003	(1)	25.40	64	0.00	1.65
Class H	12/31/2004		12.77	84	0.04	1.40
	12/31/2003	(1)	25.61	52	0.00	1.40
Class I	12/31/2004		12.32	31	0.04	1.80
	12/31/2003	(1)	25.28	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies—AmericaSM Subaccount
Class A	12/31/2004		$9.44	$(0.05)	$0.09	$0.04	$9.48
	12/31/2003		7.66	(0.07)	1.85	1.78	9.44
	12/31/2002		9.79	(0.09)	(2.04)	(2.13)	7.66
	12/31/2001		11.28	(0.09)	(1.40)	(1.49)	9.79
	12/31/2000	(1)	10.00	(0.09)	1.37	1.28	11.28
Class B	12/31/2004		9.38	(0.07)	0.10	0.03	9.41
	12/31/2003		7.63	(0.08)	1.83	1.75	9.38
	12/31/2002		9.76	(0.10)	(2.03)	(2.13)	7.63
	12/31/2001		11.27	(0.10)	(1.41)	(1.51)	9.76
	12/31/2000	(1)	10.00	(0.10)	1.37	1.27	11.27
Class C	12/31/2004		9.30	(0.10)	0.10	0.00	9.30
	12/31/2003		7.58	(0.10)	1.82	1.72	9.30
	12/31/2002		9.72	(0.12)	(2.02)	(2.14)	7.58
	12/31/2001		11.25	(0.13)	(1.40)	(1.53)	9.72
	12/31/2000	(1)	10.00	(0.12)	1.37	1.25	11.25
Class D	12/31/2004		9.25	(0.10)	0.09	(0.01)	9.24
	12/31/2003		7.55	(0.11)	1.81	1.70	9.25
	12/31/2002		9.70	(0.11)	(2.04)	(2.15)	7.55
	12/31/2001		11.24	(0.15)	(1.39)	(1.54)	9.70
	12/31/2000	(1)	10.00	(0.13)	1.37	1.24	11.24
Class E	12/31/2004		122.08	(0.08)	1.37	1.29	123.37
	12/31/2003	(1)	100.00	(0.03)	22.11	22.08	122.08
Class F	12/31/2004		11.63	(0.11)	0.13	0.02	11.65
	12/31/2003	(1)	10.00	(0.09)	1.72	1.63	11.63
Class G	12/31/2004		11.60	(0.14)	0.11	(0.03)	11.57
	12/31/2003	(1)	10.00	(0.12)	1.72	1.60	11.60
Class H	12/31/2004		11.62	(0.12)	0.12	0.00	11.62
	12/31/2003	(1)	10.00	(0.10)	1.72	1.62	11.62
Class I	12/31/2004		11.58	(0.17)	0.13	(0.04)	11.54
	12/31/2003	(1)	10.00	(0.13)	1.71	1.58	11.58

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies—AmericaSM Subaccount (continued)
Class A	12/31/2004		0.45%	$23,074	0.66%	1.25%
	12/31/2003		23.00	14,734	0.45	1.25
	12/31/2002		(21.68)	13,159	(1.02)	1.25
	12/31/2001		(13.29)	19,052	(0.91)	1.25
	12/31/2000	(1)	12.85	8,647	(1.25)	1.25
Class B	12/31/2004		0.30	134,935	0.64	1.40
	12/31/2003		22.88	102,857	0.46	1.40
	12/31/2002		(21.79)	92,065	(1.16)	1.40
	12/31/2001		(13.42)	97,739	(1.05)	1.40
	12/31/2000	(1)	12.73	62,872	(1.40)	1.40
Class C	12/31/2004		0.05	21,719	0.58	1.65
	12/31/2003		22.54	24,312	0.46	1.65
	12/31/2002		(21.99)	19,208	(1.43)	1.65
	12/31/2001		(13.63)	15,139	(1.40)	1.65
	12/31/2000	(1)	12.54	3,035	(1.65)	1.65
Class D	12/31/2004		(0.10)	2,558	0.69	1.80
	12/31/2003		22.38	1,555	0.47	1.80
	12/31/2002		(22.11)	845	(1.62)	1.80
	12/31/2001		(13.76)	322	(1.50)	1.80
	12/31/2000	(1)	12.43	415	(1.80)	1.80
Class E	12/31/2004		1.06	1	0.56	0.65
	12/31/2003	(1)	22.08	1	0.44	0.65
Class F	12/31/2004		0.20	757	0.31	1.25
	12/31/2003	(1)	16.70	257	0.03	1.25
Class G	12/31/2004		(0.20)	102	0.38	1.65
	12/31/2003	(1)	16.38	58	0.03	1.65
Class H	12/31/2004		0.05	80	0.36	1.40
	12/31/2003	(1)	16.58	49	0.04	1.40
Class I	12/31/2004		(0.35)	30	0.34	1.80
	12/31/2003	(1)	16.27	25	0.04	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies—TechnologySM Subaccount
Class A	12/31/2004		$3.79	$(0.05)	$0.31	$0.26	$4.05
	12/31/2003		2.54	(0.04)	1.29	1.25	3.79
	12/31/2002		4.16	(0.03)	(1.59)	(1.62)	2.54
	12/31/2001		6.68	(0.06)	(2.46)	(2.52)	4.16
	12/31/2000	(1)	10.00	(0.07)	(3.25)	(3.32)	6.68
Class B	12/31/2004		3.77	(0.05)	0.30	0.25	4.02
	12/31/2003		2.53	(0.04)	1.28	1.24	3.77
	12/31/2002		4.15	(0.05)	(1.57)	(1.62)	2.53
	12/31/2001		6.68	(0.07)	(2.46)	(2.53)	4.15
	12/31/2000	(1)	10.00	(0.08)	(3.24)	(3.32)	6.68
Class C	12/31/2004		3.74	(0.06)	0.29	0.23	3.97
	12/31/2003		2.52	(0.05)	1.27	1.22	3.74
	12/31/2002		4.13	(0.05)	(1.56)	(1.61)	2.52
	12/31/2001		6.67	(0.07)	(2.47)	(2.54)	4.13
	12/31/2000	(1)	10.00	(0.09)	(3.24)	(3.33)	6.67
Class D	12/31/2004		3.72	(0.07)	0.29	0.22	3.94
	12/31/2003		2.51	(0.06)	1.27	1.21	3.72
	12/31/2002		4.12	(0.05)	(1.56)	(1.61)	2.51
	12/31/2001		6.66	(0.08)	(2.46)	(2.54)	4.12
	12/31/2000	(1)	10.00	(0.10)	(3.24)	(3.34)	6.66
Class E	12/31/2004		142.66	(0.98)	11.47	10.49	153.15
	12/31/2003	(1)	100.00	(0.56)	43.22	42.66	142.66
Class F	12/31/2004		13.12	(0.17)	0.99	0.82	13.94
	12/31/2003	(1)	10.00	(0.10)	3.22	3.12	13.12
Class G	12/31/2004		13.09	(0.22)	0.98	0.76	13.85
	12/31/2003	(1)	10.00	(0.13)	3.22	3.09	13.09
Class H	12/31/2004		13.11	(0.18)	0.97	0.79	13.90
	12/31/2003	(1)	10.00	(0.11)	3.22	3.11	13.11
Class I	12/31/2004		13.07	(0.24)	0.98	0.74	13.81
	12/31/2003	(1)	10.00	(0.14)	3.21	3.07	13.07

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies—TechnologySM Subaccount (continued)
Class A	12/31/2004		6.72%	$3,708	0.00%	1.25%
	12/31/2003		48.93	4,545	0.00	1.25
	12/31/2002		(38.89)	1,518	(1.25)	1.25
	12/31/2001		(37.73)	3,193	(1.25)	1.25
	12/31/2000	(1)	(33.17)	2,489	(1.25)	1.25
Class B	12/31/2004		6.57	21,015	0.00	1.40
	12/31/2003		48.79	27,772	0.00	1.40
	12/31/2002		(38.98)	13,652	(1.40)	1.40
	12/31/2001		(37.82)	21,142	(1.40)	1.40
	12/31/2000	(1)	(33.23)	18,603	(1.40)	1.40
Class C	12/31/2004		6.30	6,696	0.00	1.65
	12/31/2003		48.38	7,455	0.00	1.65
	12/31/2002		(39.13)	2,764	(1.65)	1.65
	12/31/2001		(37.98)	1,676	(1.65)	1.65
	12/31/2000	(1)	(33.35)	288	(1.65)	1.65
Class D	12/31/2004		6.13	442	0.00	1.80
	12/31/2003		48.18	564	0.00	1.80
	12/31/2002		(39.22)	181	(1.80)	1.80
	12/31/2001		(38.07)	113	(1.80)	1.80
	12/31/2000	(1)	(33.41)	132	(1.80)	1.80
Class E	12/31/2004		7.36	2	0.00	0.65
	12/31/2003	(1)	42.66	1	0.00	0.65
Class F	12/31/2004		6.22	334	0.00	1.25
	12/31/2003	(1)	30.80	362	0.00	1.25
Class G	12/31/2004		5.79	53	0.00	1.65
	12/31/2003	(1)	30.45	107	0.00	1.65
Class H	12/31/2004		6.06	149	0.00	1.40
	12/31/2003	(1)	30.67	116	0.00	1.40
Class I	12/31/2004		5.63	34	0.00	1.80
	12/31/2003	(1)	30.32	28	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Conservative Portfolio Subaccount
Class A	12/31/2004		$10.94	$0.00	$0.92	$0.92	$11.86
	12/31/2003		9.01	(0.11)	2.04	1.93	10.94
	12/31/2002	(1)	10.00	(0.06)	(0.93)	(0.99)	9.01
Class B	12/31/2004		10.91	(0.02)	0.92	0.90	11.81
	12/31/2003		9.00	(0.12)	2.03	1.91	10.91
	12/31/2002	(1)	10.00	(0.08)	(0.92)	(1.00)	9.00
Class C	12/31/2004		10.87	(0.05)	0.91	0.86	11.73
	12/31/2003		8.99	(0.15)	2.03	1.88	10.87
	12/31/2002	(1)	10.00	(0.07)	(0.94)	(1.01)	8.99
Class D	12/31/2004		10.84	(0.06)	0.90	0.84	11.68
	12/31/2003		8.98	(0.16)	2.02	1.86	10.84
	12/31/2002	(1)	10.00	(0.07)	(0.95)	(1.02)	8.98
Class E	12/31/2004		121.14	0.75	10.16	10.91	132.05
	12/31/2003	(1)	100.00	(0.40)	21.54	21.14	121.14
Class F	12/31/2004		11.60	(0.03)	0.97	0.95	12.54
	12/31/2003	(1)	10.00	(0.09)	1.69	1.60	11.60
Class G	12/31/2004		11.57	(0.06)	0.95	0.89	12.46
	12/31/2003	(1)	10.00	(0.12)	1.69	1.57	11.57
Class H	12/31/2004		11.59	(0.02)	0.94	0.92	12.51
	12/31/2003	(1)	10.00	(0.10)	1.69	1.59	11.59
Class I	12/31/2004		11.56	(0.10)	0.97	0.87	12.43
	12/31/2003	(1)	10.00	(0.13)	1.69	1.56	11.56

WRL Asset Allocation—Moderate Portfolio Subaccount
Class A	12/31/2004		10.77	(0.03)	1.11	1.08	11.85
	12/31/2003		8.74	(0.11)	2.14	2.03	10.77
	12/31/2002	(1)	10.00	(0.06)	(1.20)	(1.26)	8.74
Class B	12/31/2004		10.75	(0.04)	1.09	1.05	11.80
	12/31/2003		8.73	(0.12)	2.14	2.02	10.75
	12/31/2002	(1)	10.00	(0.08)	(1.19)	(1.27)	8.73
Class C	12/31/2004		10.70	(0.07)	1.10	1.03	11.73
	12/31/2003		8.71	(0.15)	2.14	1.99	10.70
	12/31/2002	(1)	10.00	(0.07)	(1.22)	(1.29)	8.71
Class D	12/31/2004		10.67	(0.09)	1.10	1.01	11.68
	12/31/2003		8.70	(0.16)	2.13	1.97	10.67
	12/31/2002	(1)	10.00	(0.06)	(1.24)	(1.30)	8.70
Class E	12/31/2004		123.87	0.48	12.73	13.21	137.08
	12/31/2003	(1)	100.00	(0.42)	24.29	23.87	123.87
Class F	12/31/2004		11.82	(0.06)	1.21	1.15	12.97
	12/31/2003	(1)	10.00	(0.09)	1.91	1.82	11.82
Class G	12/31/2004		11.79	(0.10)	1.20	1.10	12.89
	12/31/2003	(1)	10.00	(0.12)	1.91	1.79	11.79
Class H	12/31/2004		11.81	(0.06)	1.19	1.13	12.94
	12/31/2003	(1)	10.00	(0.11)	1.92	1.81	11.81
Class I	12/31/2004		11.78	(0.12)	1.20	1.08	12.86
	12/31/2003	(1)	10.00	(0.13)	1.91	1.78	11.78

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Conservative Portfolio Subaccount (continued)
Class A	12/31/2004		8.35%	$16,085	1.22%	1.25%
	12/31/2003		21.27	16,148	0.12	1.25
	12/31/2002	(1)	(9.86)	10,424	(1.25)	1.25
Class B	12/31/2004		8.18	76,961	1.26	1.40
	12/31/2003		21.15	63,762	0.13	1.40
	12/31/2002	(1)	(9.95)	26,908	(1.40)	1.40
Class C	12/31/2004		7.91	32,517	1.24	1.65
	12/31/2003		20.82	29,346	0.13	1.65
	12/31/2002	(1)	(10.10)	12,866	(1.65)	1.65
Class D	12/31/2004		7.75	10,829	1.26	1.80
	12/31/2003		20.65	9,628	0.13	1.80
	12/31/2002	(1)	(10.19)	5,440	(1.80)	1.80
Class E	12/31/2004		9.00	1	1.22	0.65
	12/31/2003	(1)	21.14	1	0.11	0.65
Class F	12/31/2004		8.08	5,279	1.03	1.25
	12/31/2003	(1)	15.91	3,507	0.00	1.25
Class G	12/31/2004		7.65	2,322	1.12	1.65
	12/31/2003	(1)	15.60	1,007	0.00	1.65
Class H	12/31/2004		7.92	395	1.24	1.40
	12/31/2003	(1)	15.79	138	0.00	1.40
Class I	12/31/2004		7.49	76	0.94	1.80
	12/31/2003	(1)	15.48	83	0.00	1.80

WRL Asset Allocation—Moderate Portfolio Subaccount (continued)
Class A	12/31/2004		10.01	54,162	0.99	1.25
	12/31/2003		23.19	39,758	0.11	1.25
	12/31/2002	(1)	(12.64)	15,155	(1.25)	1.25
Class B	12/31/2004		9.84	251,911	1.01	1.40
	12/31/2003		23.08	205,130	0.11	1.40
	12/31/2002	(1)	(12.73)	76,720	(1.40)	1.40
Class C	12/31/2004		9.57	81,001	0.99	1.65
	12/31/2003		22.74	70,592	0.11	1.65
	12/31/2002	(1)	(18.67)	25,794	(1.65)	1.65
Class D	12/31/2004		9.40	10,036	1.00	1.80
	12/31/2003		22.57	8,585	0.10	1.80
	12/31/2002	(1)	(18.79)	4,229	(1.80)	1.80
Class E	12/31/2004		10.67	1	1.00	0.65
	12/31/2003	(1)	23.87	1	0.10	0.65
Class F	12/31/2004		9.74	8,781	0.77	1.25
	12/31/2003	(1)	18.10	6,197	0.00	1.25
Class G	12/31/2004		9.30	3,211	0.79	1.65
	12/31/2003	(1)	17.78	2,050	0.00	1.65
Class H	12/31/2004		9.58	2,127	0.89	1.40
	12/31/2003	(1)	17.98	949	0.00	1.40
Class I	12/31/2004		9.14	220	0.84	1.80
	12/31/2003	(1)	17.67	124	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Moderate Growth Portfolio Subaccount
Class A	12/31/2004		$10.61	$(0.05)	$1.34	$1.29	$11.90
	12/31/2003		8.45	(0.10)	2.26	2.16	10.61
	12/31/2002	(1)	10.00	(0.06)	(1.49)	(1.55)	8.45
Class B	12/31/2004		10.58	(0.07)	1.34	1.27	11.85
	12/31/2003		8.44	(0.12)	2.26	2.14	10.58
	12/31/2002	(1)	10.00	(0.06)	(1.50)	(1.56)	8.44
Class C	12/31/2004		10.54	(0.10)	1.33	1.23	11.77
	12/31/2003		8.43	(0.14)	2.25	2.11	10.54
	12/31/2002	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43
Class D	12/31/2004		10.51	(0.12)	1.33	1.21	11.72
	12/31/2003		8.42	(0.15)	2.24	2.09	10.51
	12/31/2002	(1)	10.00	(0.06)	(1.52)	(1.58)	8.42
Class E	12/31/2004		127.17	0.18	16.11	16.29	143.46
	12/31/2003	(1)	100.00	(0.38)	27.55	27.17	127.17
Class F	12/31/2004		12.11	(0.06)	1.48	1.42	13.53
	12/31/2003	(1)	10.00	(0.10)	2.21	2.11	12.11
Class G	12/31/2004		12.08	(0.11)	1.47	1.36	13.44
	12/31/2003	(1)	10.00	(0.13)	2.21	2.08	12.08
Class H	12/31/2004		12.10	(0.05)	1.45	1.40	13.50
	12/31/2003	(1)	10.00	(0.11)	2.21	2.10	12.10
Class I	12/31/2004		12.06	(0.12)	1.47	1.35	13.41
	12/31/2003	(1)	10.00	(0.14)	2.20	2.06	12.06

WRL Asset Allocation—Growth Portfolio Subaccount
Class A	12/31/2004		10.47	(0.04)	1.37	1.33	11.80
	12/31/2003		8.10	(0.10)	2.47	2.37	10.47
	12/31/2002	(1)	10.00	(0.06)	(1.84)	(1.90)	8.10
Class B	12/31/2004		10.44	(0.05)	1.36	1.31	11.75
	12/31/2003		8.09	(0.11)	2.46	2.35	10.44
	12/31/2002	(1)	10.00	(0.07)	(1.84)	(1.91)	8.09
Class C	12/31/2004		10.40	(0.08)	1.36	1.28	11.68
	12/31/2003		8.08	(0.13)	2.45	2.32	10.40
	12/31/2002	(1)	10.00	(0.05)	(1.87)	(1.92)	8.08
Class D	12/31/2004		10.37	(0.11)	1.37	1.26	11.63
	12/31/2003		8.07	(0.15)	2.45	2.30	10.37
	12/31/2002	(1)	10.00	(0.04)	(1.89)	(1.93)	8.07
Class E	12/31/2004		132.63	0.37	17.46	17.83	150.46
	12/31/2003	(1)	100.00	(0.37)	33.00	32.63	132.63
Class F	12/31/2004		12.51	(0.04)	1.60	1.56	14.07
	12/31/2003	(1)	10.00	(0.10)	2.61	2.51	12.51
Class G	12/31/2004		12.47	(0.10)	1.60	1.50	13.97
	12/31/2003	(1)	10.00	(0.13)	2.60	2.47	12.47
Class H	12/31/2004		12.49	(0.07)	1.61	1.54	14.03
	12/31/2003	(1)	10.00	(0.11)	2.60	2.49	12.49
Class I	12/31/2004		12.46	(0.09)	1.57	1.48	13.94
	12/31/2003	(1)	10.00	(0.14)	2.60	2.46	12.46

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Moderate Growth Portfolio Subaccount (continued)
Class A	12/31/2004		12.13%	$56,232	0.78%	1.25%
	12/31/2003		25.46	36,888	0.15	1.25
	12/31/2002	(1)	(15.51)	13,286	(1.25)	1.25
Class B	12/31/2004		11.96	265,311	0.77	1.40
	12/31/2003		25.34	193,693	0.15	1.40
	12/31/2002	(1)	(15.60)	76,325	(1.40)	1.40
Class C	12/31/2004		11.68	71,293	0.75	1.65
	12/31/2003		25.00	56,762	0.15	1.65
	12/31/2002	(1)	(15.74)	20,245	(1.65)	1.65
Class D	12/31/2004		11.51	9,576	0.73	1.80
	12/31/2003		24.83	8,686	0.15	1.80
	12/31/2002	(1)	(15.82)	4,884	(1.80)	1.80
Class E	12/31/2004		12.81	1	0.75	0.65
	12/31/2003	(1)	27.17	1	0.13	0.65
Class F	12/31/2004		11.75	8,584	0.78	1.25
	12/31/2003	(1)	20.81	5,498	0.00	1.25
Class G	12/31/2004		11.30	3,225	0.75	1.65
	12/31/2003	(1)	20.49	2,268	0.00	1.65
Class H	12/31/2004		11.58	1,046	0.95	1.40
	12/31/2003	(1)	20.69	212	0.00	1.40
Class I	12/31/2004		11.14	871	0.83	1.80
	12/31/2003	(1)	20.37	237	0.00	1.80

WRL Asset Allocation—Growth Portfolio Subaccount (continued)
Class A	12/31/2004		12.76	23,499	0.86	1.25
	12/31/2003		29.05	17,607	0.15	1.25
	12/31/2002	(1)	(18.98)	3,371	(1.25)	1.25
Class B	12/31/2004		12.59	143,172	0.91	1.40
	12/31/2003		28.92	95,249	0.16	1.40
	12/31/2002	(1)	(19.07)	25,467	(1.40)	1.40
Class C	12/31/2004		12.31	42,834	0.89	1.65
	12/31/2003		28.57	34,010	0.16	1.65
	12/31/2002	(1)	(19.20)	9,225	(1.65)	1.65
Class D	12/31/2004		12.14	2,031	0.75	1.80
	12/31/2003		28.39	3,062	0.14	1.80
	12/31/2002	(1)	(19.28)	1,050	(1.80)	1.80
Class E	12/31/2004		13.44	2	0.87	0.65
	12/31/2003	(1)	32.63	1	0.15	0.65
Class F	12/31/2004		12.49	3,835	0.90	1.25
	12/31/2003	(1)	24.93	1,876	0.00	1.25
Class G	12/31/2004		12.03	1,343	0.84	1.65
	12/31/2003	(1)	24.59	922	0.00	1.65
Class H	12/31/2004		12.32	1,324	0.86	1.40
	12/31/2003	(1)	24.80	779	0.00	1.40
Class I	12/31/2004		11.87	135	1.09	1.80
	12/31/2003	(1)	24.47	68	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL PIMCO Total Return Subaccount
Class A	12/31/2004		$10.91	$0.12	$0.23	$0.35	$11.26
	12/31/2003		10.53	0.00	0.38	0.38	10.91
	12/31/2002	(1)	10.00	(0.08)	0.61	0.53	10.53
Class B	12/31/2004		10.88	0.15	0.18	0.33	11.21
	12/31/2003		10.52	(0.02)	0.38	0.36	10.88
	12/31/2002	(1)	10.00	(0.09)	0.61	0.52	10.52
Class C	12/31/2004		10.84	0.11	0.19	0.30	11.14
	12/31/2003		10.50	(0.04)	0.38	0.34	10.84
	12/31/2002	(1)	10.00	(0.09)	0.59	0.50	10.50
Class D	12/31/2004		10.81	0.10	0.18	0.28	11.09
	12/31/2003		10.49	(0.06)	0.38	0.32	10.81
	12/31/2002	(1)	10.00	(0.07)	0.56	0.49	10.49
Class E	12/31/2004		103.06	2.26	1.57	3.83	106.89
	12/31/2003	(1)	100.00	0.70	2.36	3.06	103.06
Class F	12/31/2004		10.13	0.17	0.12	0.29	10.42
	12/31/2003	(1)	10.00	(0.03)	0.16	0.13	10.13
Class G	12/31/2004		10.10	0.04	0.22	0.26	10.36
	12/31/2003	(1)	10.00	(0.05)	0.15	0.10	10.10
Class H	12/31/2004		10.12	0.12	0.16	0.28	10.40
	12/31/2003	(1)	10.00	(0.02)	0.14	0.12	10.12
Class I	12/31/2004		10.09	0.08	0.16	0.24	10.33
	12/31/2003	(1)	10.00	(0.06)	0.15	0.09	10.09

WRL Transamerica Balanced Subaccount
Class A	12/31/2004		10.59	(0.01)	1.04	1.03	11.62
	12/31/2003		9.41	(0.10)	1.28	1.18	10.59
	12/31/2002	(1)	10.00	(0.07)	(0.52)	(0.59)	9.41
Class B	12/31/2004		10.56	(0.01)	1.02	1.01	11.57
	12/31/2003		9.40	(0.12)	1.28	1.16	10.56
	12/31/2002	(1)	10.00	(0.08)	(0.52)	(0.60)	9.40
Class C	12/31/2004		10.51	(0.03)	1.02	0.99	11.50
	12/31/2003		9.39	(0.14)	1.26	1.12	10.51
	12/31/2002	(1)	10.00	(0.07)	(0.54)	(0.61)	9.39
Class D	12/31/2004		10.49	(0.08)	1.04	0.96	11.45
	12/31/2003		9.38	(0.15)	1.26	1.11	10.49
	12/31/2002	(1)	10.00	(0.08)	(0.54)	(0.62)	9.38
Class E	12/31/2004		113.61	0.68	11.17	11.85	125.46
	12/31/2003	(1)	100.00	(0.34)	13.95	13.61	113.61
Class F	12/31/2004		11.00	(0.05)	1.10	1.05	12.05
	12/31/2003	(1)	10.00	(0.09)	1.09	1.00	11.00
Class G	12/31/2004		10.97	(0.10)	1.09	0.99	11.96
	12/31/2003	(1)	10.00	(0.11)	1.08	0.97	10.97
Class H	12/31/2004		10.99	(0.06)	1.08	1.02	12.01
	12/31/2003	(1)	10.00	(0.09)	1.08	0.99	10.99
Class I	12/31/2004		10.96	(0.09)	1.06	0.97	11.93
	12/31/2003	(1)	10.00	(0.12)	1.08	0.96	10.96

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL PIMCO Total Return Subaccount (continued)
Class A	12/31/2004		3.19%	$10,198	2.36%	1.25%
	12/31/2003		3.50	11,622	1.26	1.25
	12/31/2002	(1)	5.31	10,941	(1.25)	1.25
Class B	12/31/2004		3.04	33,601	2.75	1.40
	12/31/2003		3.40	38,788	1.20	1.40
	12/31/2002	(1)	5.21	33,901	(1.40)	1.40
Class C	12/31/2004		2.78	9,290	2.66	1.65
	12/31/2003		3.11	9,364	1.26	1.65
	12/31/2002	(1)	5.03	6,381	(1.65)	1.65
Class D	12/31/2004		2.63	1,109	2.69	1.80
	12/31/2003		2.97	1,246	1.19	1.80
	12/31/2002	(1)	4.92	885	(1.80)	1.80
Class E	12/31/2004		3.72	1	2.85	0.65
	12/31/2003	(1)	3.06	1	1.17	0.65
Class F	12/31/2004		2.92	1,057	2.89	1.25
	12/31/2003	(1)	1.20	543	0.55	1.25
Class G	12/31/2004		2.51	88	2.08	1.65
	12/31/2003	(1)	0.93	70	0.58	1.65
Class H	12/31/2004		2.76	177	2.62	1.40
	12/31/2003	(1)	1.10	173	0.72	1.40
Class I	12/31/2004		2.35	32	2.61	1.80
	12/31/2003	(1)	0.83	30	0.56	1.80

WRL Transamerica Balanced Subaccount (continued)
Class A	12/31/2004		9.77	3,095	1.15	1.25
	12/31/2003		12.37	2,846	0.18	1.25
	12/31/2002	(1)	(5.89)	4,092	(1.25)	1.25
Class B	12/31/2004		9.61	13,591	1.27	1.40
	12/31/2003		12.26	12,868	0.18	1.40
	12/31/2002	(1)	(5.99)	11,491	(1.40)	1.40
Class C	12/31/2004		9.33	3,833	1.40	1.65
	12/31/2003		11.95	3,368	0.18	1.65
	12/31/2002	(1)	(6.15)	2,842	(1.65)	1.65
Class D	12/31/2004		9.17	342	1.09	1.80
	12/31/2003		11.80	404	0.21	1.80
	12/31/2002	(1)	(6.24)	488	(1.80)	1.80
Class E	12/31/2004		10.43	1	1.23	0.65
	12/31/2003	(1)	13.61	1	0.17	0.65
Class F	12/31/2004		9.50	247	0.84	1.25
	12/31/2003	(1)	10.01	350	0.02	1.25
Class G	12/31/2004		9.06	41	0.73	1.65
	12/31/2003	(1)	9.72	46	0.04	1.65
Class H	12/31/2004		9.33	63	0.89	1.40
	12/31/2003	(1)	9.90	25	0.03	1.40
Class I	12/31/2004		8.89	26	0.99	1.80
	12/31/2003	(1)	9.61	24	0.03	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		$11.29	$0.47	$0.86	$1.33	$12.62
	12/31/2003		9.24	(0.11)	2.16	2.05	11.29
	12/31/2002	(1)	10.00	(0.07)	(0.69)	(0.76)	9.24
Class B	12/31/2004		11.26	0.54	0.76	1.30	12.56
	12/31/2003		9.23	(0.13)	2.16	2.03	11.26
	12/31/2002	(1)	10.00	(0.07)	(0.70)	(0.77)	9.23
Class C	12/31/2004		11.21	0.49	0.78	1.27	12.48
	12/31/2003		9.22	(0.15)	2.14	1.99	11.21
	12/31/2002	(1)	10.00	(0.08)	(0.70)	(0.78)	9.22
Class D	12/31/2004		11.18	0.43	0.82	1.25	12.43
	12/31/2003		9.21	(0.17)	2.14	1.97	11.18
	12/31/2002	(1)	10.00	(0.11)	(0.68)	(0.79)	9.21
Class E	12/31/2004		120.63	6.17	8.84	15.01	135.64
	12/31/2003	(1)	100.00	(0.38)	21.01	20.63	120.63
Class F	12/31/2004		11.57	0.54	0.80	1.34	12.91
	12/31/2003	(1)	10.00	(0.09)	1.66	1.57	11.57
Class G	12/31/2004		11.54	0.20	1.09	1.29	12.83
	12/31/2003	(1)	10.00	(0.11)	1.65	1.54	11.54
Class H	12/31/2004		11.56	0.44	0.88	1.32	12.88
	12/31/2003	(1)	10.00	(0.10)	1.66	1.56	11.56
Class I	12/31/2004		11.53	0.44	0.82	1.26	12.79
	12/31/2003	(1)	10.00	(0.13)	1.66	1.53	11.53

WRL Transamerica Equity Subaccount
Class A	12/31/2004		11.03	(0.14)	1.72	1.58	12.61
	12/31/2003		8.51	(0.12)	2.64	2.52	11.03
	12/31/2002	(1)	10.00	(0.07)	(1.42)	(1.49)	8.51
Class B	12/31/2004		11.00	(0.16)	1.72	1.56	12.56
	12/31/2003		8.50	(0.14)	2.64	2.50	11.00
	12/31/2002	(1)	10.00	(0.08)	(1.42)	(1.50)	8.50
Class C	12/31/2004		10.96	(0.19)	1.71	1.52	12.48
	12/31/2003		8.49	(0.16)	2.63	2.47	10.96
	12/31/2002	(1)	10.00	(0.08)	(1.43)	(1.51)	8.49
Class D	12/31/2004		10.93	(0.20)	1.70	1.50	12.43
	12/31/2003		8.48	(0.17)	2.62	2.45	10.93
	12/31/2002	(1)	10.00	(0.07)	(1.45)	(1.52)	8.48
Class E	12/31/2004		128.02	(0.82)	20.20	19.38	147.40
	12/31/2003	(1)	100.00	(0.53)	28.55	28.02	128.02
Class F	12/31/2004		12.15	(0.16)	1.89	1.73	13.88
	12/31/2003	(1)	10.00	(0.10)	2.25	2.15	12.15
Class G	12/31/2004		12.12	(0.21)	1.87	1.66	13.78
	12/31/2003	(1)	10.00	(0.12)	2.24	2.12	12.12
Class H	12/31/2004		12.14	(0.18)	1.88	1.70	13.84
	12/31/2003	(1)	10.00	(0.11)	2.25	2.14	12.14
Class I	12/31/2004		12.11	(0.22)	1.86	1.64	13.75
	12/31/2003	(1)	10.00	(0.13)	2.24	2.11	12.11

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Convertible Securities Subaccount (continued)
Class A	12/31/2004		11.77%	$1,560	5.30%	1.25%
	12/31/2003		22.00	1,477	0.15	1.25
	12/31/2002	(1)	(7.58)	505	(1.25)	1.25
Class B	12/31/2004		11.60	13,646	6.05	1.40
	12/31/2003		21.89	9,833	0.16	1.40
	12/31/2002	(1)	(7.67)	1,911	(1.40)	1.40
Class C	12/31/2004		11.32	3,689	5.94	1.65
	12/31/2003		21.55	2,353	0.15	1.65
	12/31/2002	(1)	(7.83)	601	(1.65)	1.65
Class D	12/31/2004		11.15	113	5.60	1.80
	12/31/2003		21.39	105	0.16	1.80
	12/31/2002	(1)	(7.92)	42	(1.80)	1.80
Class E	12/31/2004		12.44	1	5.58	0.65
	12/31/2003	(1)	20.63	1	0.13	0.65
Class F	12/31/2004		11.59	590	5.79	1.25
	12/31/2003	(1)	15.60	305	0.03	1.25
Class G	12/31/2004		11.14	56	3.34	1.65
	12/31/2003	(1)	15.29	26	0.06	1.65
Class H	12/31/2004		11.42	130	5.10	1.40
	12/31/2003	(1)	15.48	140	0.05	1.40
Class I	12/31/2004		10.97	26	5.50	1.80
	12/31/2003	(1)	15.18	23	0.05	1.80

WRL Transamerica Equity Subaccount (continued)
Class A	12/31/2004		14.37	49,768	0.00	1.25
	12/31/2003		29.46	14,074	0.00	1.25
	12/31/2002	(1)	(14.90)	8,338	(1.25)	1.25
Class B	12/31/2004		14.19	214,696	0.00	1.40
	12/31/2003		29.34	31,123	0.00	1.40
	12/31/2002	(1)	(14.98)	14,462	(1.40)	1.40
Class C	12/31/2004		13.91	20,056	0.00	1.65
	12/31/2003		28.99	9,974	0.00	1.65
	12/31/2002	(1)	(15.13)	3,956	(1.65)	1.65
Class D	12/31/2004		13.74	1,911	0.00	1.80
	12/31/2003		28.81	472	0.00	1.80
	12/31/2002	(1)	(15.21)	254	(1.80)	1.80
Class E	12/31/2004		15.14	1	0.00	0.65
	12/31/2003	(1)	28.02	1	0.00	0.65
Class F	12/31/2004		14.18	1,294	0.00	1.25
	12/31/2003	(1)	21.28	657	0.00	1.25
Class G	12/31/2004		13.72	411	0.00	1.65
	12/31/2003	(1)	20.96	205	0.00	1.65
Class H	12/31/2004		14.01	437	0.00	1.40
	12/31/2003	(1)	21.16	79	0.00	1.40
Class I	12/31/2004		13.55	33	0.00	1.80
	12/31/2003	(1)	20.84	24	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		$10.23	$(0.14)	$1.70	$1.56	$11.79
	12/31/2003		7.90	(0.11)	2.44	2.33	10.23
	12/31/2002	(1)	10.00	(0.06)	(2.04)	(2.10)	7.90
Class B	12/31/2004		10.21	(0.15)	1.68	1.53	11.74
	12/31/2003		7.89	(0.13)	2.45	2.32	10.21
	12/31/2002	(1)	10.00	(0.07)	(2.04)	(2.11)	7.89
Class C	12/31/2004		10.16	(0.18)	1.68	1.50	11.66
	12/31/2003		7.88	(0.15)	2.43	2.28	10.16
	12/31/2002	(1)	10.00	(0.06)	(2.06)	(2.12)	7.88
Class D	12/31/2004		10.14	(0.19)	1.66	1.47	11.61
	12/31/2003		7.87	(0.16)	2.43	2.27	10.14
	12/31/2002	(1)	10.00	(0.07)	(2.06)	(2.13)	7.87
Class E	12/31/2004		134.68	(0.95)	22.32	21.37	156.05
	12/31/2003	(1)	100.00	(0.54)	35.22	34.68	134.68
Class F	12/31/2004		12.60	(0.17)	2.07	1.90	14.50
	12/31/2003	(1)	10.00	(0.10)	2.70	2.60	12.60
Class G	12/31/2004		12.57	(0.22)	2.05	1.83	14.40
	12/31/2003	(1)	10.00	(0.13)	2.70	2.57	12.57
Class H	12/31/2004		12.59	(0.19)	2.06	1.87	14.46
	12/31/2003	(1)	10.00	(0.11)	2.70	2.59	12.59
Class I	12/31/2004		12.55	(0.24)	2.05	1.81	14.36
	12/31/2003	(1)	10.00	(0.14)	2.69	2.55	12.55

WRL Capital Guardian Value Subaccount
Class A	12/31/2004		10.49	(0.01)	1.61	1.60	12.09
	12/31/2003		7.89	(0.04)	2.64	2.60	10.49
	12/31/2002	(1)	10.00	0.26	(2.37)	(2.11)	7.89
Class B	12/31/2004		10.46	(0.04)	1.62	1.58	12.04
	12/31/2003		7.88	(0.05)	2.63	2.58	10.46
	12/31/2002	(1)	10.00	0.14	(2.26)	(2.12)	7.88
Class C	12/31/2004		10.42	(0.06)	1.60	1.54	11.96
	12/31/2003		7.87	(0.07)	2.62	2.55	10.42
	12/31/2002	(1)	10.00	(0.01)	(2.12)	(2.13)	7.87
Class D	12/31/2004		10.39	(0.08)	1.60	1.52	11.91
	12/31/2003		7.86	(0.08)	2.61	2.53	10.39
	12/31/2002	(1)	10.00	0.13	(2.27)	(2.14)	7.86
Class E	12/31/2004		138.17	0.53	21.50	22.03	160.20
	12/31/2003	(1)	100.00	0.38	37.79	38.17	138.17
Class F	12/31/2004		12.82	(0.06)	1.98	1.92	14.74
	12/31/2003	(1)	10.00	(0.09)	2.91	2.82	12.82
Class G	12/31/2004		12.79	(0.11)	1.96	1.85	14.64
	12/31/2003	(1)	10.00	(0.12)	2.91	2.79	12.79
Class H	12/31/2004		12.81	(0.09)	1.98	1.89	14.70
	12/31/2003	(1)	10.00	(0.10)	2.91	2.81	12.81
Class I	12/31/2004		12.77	(0.13)	1.96	1.83	14.60
	12/31/2003	(1)	10.00	(0.13)	2.90	2.77	12.77

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Growth Opportunities Subaccount (continued)
Class A	12/31/2004		15.18%	$11,978	0.00%	1.25%
	12/31/2003		29.45	5,884	0.00	1.25
	12/31/2002	(1)	(21.03)	371	(1.25)	1.25
Class B	12/31/2004		15.00	56,713	0.00	1.40
	12/31/2003		29.33	14,274	0.00	1.40
	12/31/2002	(1)	(21.11)	2,701	(1.40)	1.40
Class C	12/31/2004		14.71	8,031	0.00	1.65
	12/31/2003		28.97	3,353	0.00	1.65
	12/31/2002	(1)	(21.24)	738	(1.65)	1.65
Class D	12/31/2004		14.54	654	0.00	1.80
	12/31/2003		28.80	230	0.00	1.80
	12/31/2002	(1)	(21.32)	92	(1.80)	1.80
Class E	12/31/2004		15.87	2	0.00	0.65
	12/31/2003	(1)	34.68	1	0.00	0.65
Class F	12/31/2004		15.06	801	0.00	1.25
	12/31/2003	(1)	25.36	366	0.00	1.25
Class G	12/31/2004		14.60	343	0.00	1.65
	12/31/2003	(1)	25.03	55	0.00	1.65
Class H	12/31/2004		14.88	196	0.00	1.40
	12/31/2003	(1)	25.24	30	0.00	1.40
Class I	12/31/2004		14.42	37	0.00	1.80
	12/31/2003	(1)	24.90	25	0.00	1.80

WRL Capital Guardian Value Subaccount (continued)
Class A	12/31/2004		15.25	14,552	1.11	1.25
	12/31/2003		32.78	8,093	0.82	1.25
	12/31/2002	(1)	(21.09)	2,892	5.01	1.25
Class B	12/31/2004		15.08	29,885	1.06	1.40
	12/31/2003		32.65	17,787	0.84	1.40
	12/31/2002	(1)	(21.17)	5,802	3.74	1.40
Class C	12/31/2004		14.79	11,858	1.06	1.65
	12/31/2003		32.28	8,419	0.84	1.65
	12/31/2002	(1)	(21.30)	2,865	(0.28)	1.65
Class D	12/31/2004		14.62	1,459	1.10	1.80
	12/31/2003		32.11	1,014	0.83	1.80
	12/31/2002	(1)	(21.38)	575	3.34	1.80
Class E	12/31/2004		15.95	2	1.05	0.65
	12/31/2003	(1)	38.17	1	0.76	0.65
Class F	12/31/2004		14.94	985	0.80	1.25
	12/31/2003	(1)	28.50	496	0.04	1.25
Class G	12/31/2004		14.48	149	0.84	1.65
	12/31/2003	(1)	28.16	61	0.06	1.65
Class H	12/31/2004		14.76	86	0.71	1.40
	12/31/2003	(1)	28.38	90	0.08	1.40
Class I	12/31/2004		14.30	32	0.80	1.80
	12/31/2003	(1)	28.03	28	0.06	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	$10.00	$(0.03)	$1.02	$0.99	$10.99
Class B	12/31/2004	(1)	10.00	(0.10)	1.51	1.41	11.41
Class C	12/31/2004	(1)	10.00	(0.04)	1.02	0.98	10.98
Class D	12/31/2004	(1)	10.00	(0.05)	1.02	0.97	10.97
Class E	12/31/2004	(1)	100.00	(0.44)	15.10	14.66	114.66
Class F	12/31/2004	(1)	10.00	(0.09)	1.50	1.41	11.41
Class G	12/31/2004	(1)	10.00	(0.11)	1.49	1.38	11.38
Class H	12/31/2004	(1)	10.00	(0.10)	1.50	1.40	11.40
Class I	12/31/2004	(1)	10.00	(0.12)	1.49	1.37	11.37

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		10.61	0.24	(0.02)	0.22	10.83
	12/31/2003		10.44	0.09	0.08	0.17	10.61
	12/31/2002	(1)	10.00	0.11	0.33	0.44	10.44
Class B	12/31/2004		10.59	0.25	(0.06)	0.19	10.78
	12/31/2003		10.43	0.06	0.10	0.16	10.59
	12/31/2002	(1)	10.00	0.12	0.31	0.43	10.43
Class C	12/31/2004		10.54	0.21	(0.04)	0.17	10.71
	12/31/2003		10.41	0.06	0.07	0.13	10.54
	12/31/2002	(1)	10.00	0.04	0.37	0.41	10.41
Class D	12/31/2004		10.52	0.16	(0.01)	0.15	10.67
	12/31/2003		10.40	0.10	0.02	0.12	10.52
	12/31/2002	(1)	10.00	0.01	0.39	0.40	10.40
Class E	12/31/2004		101.71	3.10	(0.56)	2.54	104.25
	12/31/2003	(1)	100.00	1.55	0.16	1.71	101.71
Class F	12/31/2004		9.98	0.22	(0.05)	0.17	10.15
	12/31/2003	(1)	10.00	(0.06)	0.04	(0.02)	9.98
Class G	12/31/2004		9.96	0.13	(0.01)	0.12	10.08
	12/31/2003	(1)	10.00	(0.10)	0.06	(0.04)	9.96
Class H	12/31/2004		9.97	0.20	(0.05)	0.15	10.12
	12/31/2003	(1)	10.00	(0.08)	0.05	(0.03)	9.97
Class I	12/31/2004		9.95	0.16	(0.06)	0.10	10.05
	12/31/2003	(1)	10.00	(0.10)	0.05	(0.05)	9.95

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Small/Mid Cap Value Subaccount (continued)
Class A	12/31/2004	(1)	9.87%	$404	0.00%	1.25%
Class B	12/31/2004	(1)	14.09	3,863	0.00	1.40
Class C	12/31/2004	(1)	9.76	1,721	0.00	1.65
Class D	12/31/2004	(1)	9.72	22	0.00	1.80
Class E	12/31/2004	(1)	14.66	29	0.00	0.65
Class F	12/31/2004	(1)	14.07	52	0.00	1.25
Class G	12/31/2004	(1)	13.77	41	0.00	1.65
Class H	12/31/2004	(1)	13.96	33	0.00	1.40
Class I	12/31/2004	(1)	34.41	28	0.00	1.80

WRL Transamerica U.S. Government Securities Subaccount (continued)
Class A	12/31/2004		2.01	1,443	3.51	1.25
	12/31/2003		1.57	1,813	2.07	1.25
	12/31/2002	(1)	4.40	1,796	2.22	1.25
Class B	12/31/2004		1.86	6,268	3.80	1.40
	12/31/2003		1.47	8,841	1.99	1.40
	12/31/2002	(1)	4.30	11,384	1.92	1.40
Class C	12/31/2004		1.60	2,933	3.60	1.65
	12/31/2003		1.19	3,424	2.21	1.65
	12/31/2002	(1)	4.12	2,381	0.75	1.65
Class D	12/31/2004		1.45	339	3.37	1.80
	12/31/2003		1.05	530	2.72	1.80
	12/31/2002	(1)	4.02	309	0.31	1.80
Class E	12/31/2004		2.50	1	3.70	0.65
	12/31/2003	(1)	1.71	1	2.02	0.65
Class F	12/31/2004		1.62	86	3.50	1.25
	12/31/2003	(1)	(0.23)	165	0.23	1.25
Class G	12/31/2004		1.21	35	2.96	1.65
	12/31/2003	(1)	(0.50)	55	0.10	1.65
Class H	12/31/2004		1.47	53	3.40	1.40
	12/31/2003	(1)	(0.33)	55	0.12	1.40
Class I	12/31/2004		1.06	25	3.41	1.80
	12/31/2003	(1)	(0.60)	24	0.18	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2004		$10.31	$(0.07)	$1.06	$0.99	$11.30
	12/31/2003		8.10	(0.07)	2.28	2.21	10.31
	12/31/2002	(1)	10.00	(0.03)	(1.87)	(1.90)	8.10
Class B	12/31/2004		10.28	(0.07)	1.05	0.98	11.26
	12/31/2003		8.09	(0.08)	2.27	2.19	10.28
	12/31/2002	(1)	10.00	(0.04)	(1.87)	(1.91)	8.09
Class C	12/31/2004		10.24	(0.10)	1.04	0.94	11.18
	12/31/2003		8.07	(0.10)	2.27	2.17	10.24
	12/31/2002	(1)	10.00	(0.05)	(1.88)	(1.93)	8.07
Class D	12/31/2004		10.21	(0.13)	1.06	0.93	11.14
	12/31/2003		8.07	(0.13)	2.27	2.14	10.21
	12/31/2002	(1)	10.00	(0.07)	(1.86)	(1.93)	8.07
Class E	12/31/2004		129.39	0.22	13.10	13.32	142.71
	12/31/2003	(1)	100.00	0.06	29.33	29.39	129.39
Class F	12/31/2004		12.17	(0.09)	1.22	1.13	13.30
	12/31/2003	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/2004		12.14	(0.21)	1.29	1.08	13.22
	12/31/2003	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/2004		12.16	(0.12)	1.23	1.11	13.27
	12/31/2003	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/2004		12.12	(0.15)	1.21	1.06	13.18
	12/31/2003	(1)	10.00	(0.13)	2.25	2.12	12.12

WRL MFS High Yield Subaccount
Class A	12/31/2004		10.88	0.54	0.37	0.91	11.79
	12/31/2003	(1)	10.00	0.02	0.86	0.88	10.88
Class B	12/31/2004		10.86	0.41	0.49	0.90	11.76
	12/31/2003	(1)	10.00	(0.02)	0.88	0.86	10.86
Class C	12/31/2004		10.85	0.50	0.36	0.86	11.71
	12/31/2003	(1)	10.00	0.22	0.63	0.85	10.85
Class D	12/31/2004		10.84	0.31	0.53	0.84	11.68
	12/31/2003	(1)	10.00	0.35	0.49	0.84	10.84
Class E	12/31/2004		109.19	6.59	3.30	9.89	119.08
	12/31/2003	(1)	100.00	0.63	8.56	9.19	109.19
Class F	12/31/2004		10.88	0.56	0.33	0.89	11.77
	12/31/2003	(1)	10.00	(0.06)	0.94	0.88	10.88
Class G	12/31/2004		10.85	0.25	0.59	0.84	11.69
	12/31/2003	(1)	10.00	(0.11)	0.96	0.85	10.85
Class H	12/31/2004		10.87	0.60	0.27	0.87	11.74
	12/31/2003	(1)	10.00	(0.07)	0.94	0.87	10.87
Class I	12/31/2004		10.84	0.52	0.30	0.82	11.66
	12/31/2003	(1)	10.00	(0.09)	0.93	0.84	10.84

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL J.P. Morgan Enhanced Index Subaccount (continued)
Class A	12/31/2004		9.64%	$3,151	0.59%	1.25%
	12/31/2003		27.22	1,830	0.50	1.25
	12/31/2002	(1)	(19.05)	653	(0.72)	1.25
Class B	12/31/2004		9.47	8,397	0.76	1.40
	12/31/2003		27.09	4,565	0.51	1.40
	12/31/2002	(1)	(19.13)	2,371	(0.89)	1.40
Class C	12/31/2004		9.20	3,050	0.71	1.65
	12/31/2003		26.74	2,148	0.50	1.65
	12/31/2002	(1)	(19.26)	666	(1.25)	1.65
Class D	12/31/2004		9.03	562	0.54	1.80
	12/31/2003		26.57	422	0.38	1.80
	12/31/2002	(1)	(19.35)	25	(1.17)	1.80
Class E	12/31/2004		10.30	1	0.77	0.65
	12/31/2003	(1)	29.39	1	0.51	0.65
Class F	12/31/2004		9.33	282	0.50	1.25
	12/31/2003	(1)	21.80	172	0.03	1.25
Class G	12/31/2004		8.89	213	0.01	1.65
	12/31/2003	(1)	21.48	563	0.01	1.65
Class H	12/31/2004		9.16	49	0.41	1.40
	12/31/2003	(1)	21.68	61	0.05	1.40
Class I	12/31/2004		8.73	41	0.56	1.80
	12/31/2003	(1)	21.36	24	0.06	1.80

WRL MFS High Yield Subaccount (continued)
Class A	12/31/2004		8.40	1,463	6.07	1.25
	12/31/2003	(1)	8.53	898	1.08	1.25
Class B	12/31/2004		8.24	9,609	5.08	1.40
	12/31/2003	(1)	8.48	9,154	0.77	1.40
Class C	12/31/2004		7.97	1,017	6.14	1.65
	12/31/2003	(1)	8.27	402	3.33	1.65
Class D	12/31/2004		7.80	230	4.55	1.80
	12/31/2003	(1)	8.18	68	4.73	1.80
Class E	12/31/2004		9.05	1	6.53	0.65
	12/31/2003	(1)	9.08	1	1.07	0.65
Class F	12/31/2004		8.14	48	6.29	1.25
	12/31/2003	(1)	8.71	25	0.30	1.25
Class G	12/31/2004		7.71	66	3.86	1.65
	12/31/2003	(1)	8.42	17	0.02	1.65
Class H	12/31/2004		7.98	34	6.77	1.40
	12/31/2003	(1)	8.60	41	0.24	1.40
Class I	12/31/2004		7.55	34	6.46	1.80
	12/31/2003	(1)	8.31	22	0.31	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		$10.81	$(0.10)	$1.01	$0.91	$11.72
	12/31/2003		8.02	(0.10)	2.89	2.79	10.81
	12/31/2002	(1)	10.00	(0.03)	(1.95)	(1.98)	8.02
Class B	12/31/2004		10.78	(0.12)	1.01	0.89	11.67
	12/31/2003		8.01	(0.11)	2.88	2.77	10.78
	12/31/2002	(1)	10.00	(0.04)	(1.95)	(1.99)	8.01
Class C	12/31/2004		10.74	(0.15)	1.00	0.85	11.59
	12/31/2003		8.00	(0.14)	2.88	2.74	10.74
	12/31/2002	(1)	10.00	(0.05)	(1.95)	(2.00)	8.00
Class D	12/31/2004		10.71	(0.16)	0.99	0.83	11.54
	12/31/2003		7.99	(0.15)	2.87	2.72	10.71
	12/31/2002	(1)	10.00	(0.06)	(1.95)	(2.01)	7.99
Class E	12/31/2004		134.59	(0.46)	12.65	12.19	146.78
	12/31/2003	(1)	100.00	(0.34)	34.93	34.59	134.59
Class F	12/31/2004		12.55	(0.15)	1.17	1.02	13.57
	12/31/2003	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/2004		12.51	(0.20)	1.17	0.97	13.48
	12/31/2003	(1)	10.00	(0.13)	2.64	2.09	12.51
Class H	12/31/2004		12.53	(0.17)	1.17	1.00	13.53
	12/31/2003	(1)	10.00	(0.11)	2.64	2.53	12.53
Class I	12/31/2004		12.50	(0.22)	1.16	0.94	13.44
	12/31/2003	(1)	10.00	(0.14)	2.64	2.50	12.50

Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004		9.92	(0.12)	0.00	(0.12)	9.80
	12/31/2003	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class B	12/31/2004		9.91	(0.14)	0.00	(0.14)	9.77
	12/31/2003	(1)	10.00	(0.09)	0.00	(0.09)	9.91
Class C	12/31/2004		9.89	(0.16)	0.00	(0.16)	9.73
	12/31/2003	(1)	10.00	(0.12)	0.01	(0.11)	9.89
Class D	12/31/2004		9.88	(0.17)	0.00	(0.17)	9.71
	12/31/2003	(1)	10.00	(0.12)	0.00	(0.12)	9.88
Class E	12/31/2004		99.58	(0.68)	0.03	(0.65)	98.93
	12/31/2003	(1)	100.00	(0.43)	0.01	(0.42)	99.58
Class F	12/31/2004		9.92	(0.12)	0.00	(0.12)	9.80
	12/31/2003	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class G	12/31/2004		9.89	(0.16)	0.00	(0.16)	9.73
	12/31/2003	(1)	10.00	(0.11)	0.00	(0.11)	9.89
Class H	12/31/2004		9.91	(0.14)	0.00	(0.14)	9.77
	12/31/2003	(1)	10.00	(0.09)	0.00	(0.09)	9.91
Class I	12/31/2004		9.88	(0.18)	0.01	(0.17)	9.71
	12/31/2003	(1)	10.00	(0.12)	0.00	(0.12)	9.88

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Capital Guardian U.S. Equity Subaccount (continued)
Class A	12/31/2004		8.40%	$9,180	0.30%	1.25%
	12/31/2003		34.67	6,128	0.17	1.25
	12/31/2002	(1)	(19.83)	1,985	(0.60)	1.25
Class B	12/31/2004		8.24	22,213	0.29	1.40
	12/31/2003		34.54	16,955	0.19	1.40
	12/31/2002	(1)	(19.91)	4,620	(1.00)	1.40
Class C	12/31/2004		7.97	4,794	0.28	1.65
	12/31/2003		34.17	4,008	0.19	1.65
	12/31/2002	(1)	(20.04)	714	(1.36)	1.65
Class D	12/31/2004		7.80	433	0.30	1.80
	12/31/2003		33.99	297	0.19	1.80
	12/31/2002	(1)	(20.12)	92	(1.45)	1.80
Class E	12/31/2004		9.06	1	0.29	0.65
	12/31/2003	(1)	34.59	1	0.17	0.65
Class F	12/31/2004		8.13	583	0.05	1.25
	12/31/2003	(1)	25.15	196	0.00	1.25
Class G	12/31/2004		7.70	140	0.06	1.65
	12/31/2003	(1)	24.81	69	0.00	1.65
Class H	12/31/2004		7.97	36	0.05	1.40
	12/31/2003	(1)	25.02	26	0.00	1.40
Class I	12/31/2004		7.54	38	0.05	1.80
	12/31/2003	(1)	24.69	25	0.00	1.80

Access U.S. Government Money Market Portfolio Subaccount (continued)
Class A	12/31/2004		(1.25)	1,865	0.00	1.25
	12/31/2003	(1)	(0.90)	421	0.02	1.25
Class B	12/31/2004		(1.39)	8,013	0.00	1.40
	12/31/2003	(1)	(0.95)	6,950	0.02	1.40
Class C	12/31/2004		(1.64)	936	0.00	1.65
	12/31/2003	(1)	(1.14)	353	0.02	1.65
Class D	12/31/2004		(1.79)	935	0.00	1.80
	12/31/2003	(1)	(1.22)	57	0.01	1.80
Class E	12/31/2004		(0.65)	1	0.00	0.65
	12/31/2003	(1)	(0.42)	1	0.03	0.65
Class F	12/31/2004		(1.25)	69	0.00	1.25
	12/31/2003	(1)	(1.07)	41	0.00	1.25
Class G	12/31/2004		(1.64)	556	0.00	1.65
	12/31/2003	(1)	(0.90)	193	0.00	1.65
Class H	12/31/2004		(1.39)	61	0.00	1.40
	12/31/2003	(1)	(1.17)	20	0.02	1.40
Class I	12/31/2004		(1.79)	19	0.00	1.80
	12/31/2003	(1)	(0.90)	20	0.03	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		$12.13	$0.45	$(0.18)	$0.27	$12.40
	12/31/2003	(1)	10.00	0.13	2.00	2.13	12.13
Class B	12/31/2004		12.11	0.22	0.04	0.26	12.37
	12/31/2003	(1)	10.00	0.43	1.68	2.11	12.11
Class C	12/31/2004		12.09	0.05	0.18	0.23	12.32
	12/31/2003	(1)	10.00	0.39	1.70	2.09	12.09
Class D	12/31/2004		12.08	0.32	(0.11)	0.21	12.29
	12/31/2003	(1)	10.00	0.01	2.07	2.08	12.08
Class E	12/31/2004		121.71	(0.13)	3.64	3.51	125.22
	12/31/2003	(1)	100.00	0.89	20.82	21.71	121.71
Class F	12/31/2004		12.13	(0.06)	0.33	0.27	12.40
	12/31/2003	(1)	10.00	0.05	2.08	2.13	12.13
Class G	12/31/2004		12.09	0.07	0.16	0.23	12.32
	12/31/2003	(1)	10.00	0.02	2.07	2.09	12.09
Class H	12/31/2004		12.11	(0.05)	0.31	0.26	12.37
	12/31/2003	(1)	10.00	0.04	2.07	2.11	12.11
Class I	12/31/2004		12.08	(0.15)	0.36	0.21	12.29
	12/31/2003	(1)	10.00	0.01	2.07	2.08	12.08

Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		12.49	1.84	(0.52)	1.32	13.81
	12/31/2003	(1)	10.00	0.75	1.74	2.49	12.49
Class B	12/31/2004		12.47	1.84	(0.50)	1.34	13.81
	12/31/2003	(1)	10.00	1.03	1.44	2.47	12.47
Class C	12/31/2004		12.45	1.99	(0.74)	1.25	13.70
	12/31/2003	(1)	10.00	0.80	1.65	2.45	12.45
Class D . . . . . . . . . . . . . .	12/31/2004		12.44	4.71	(3.52)	1.19	13.63
	12/31/2003	(1)	10.00	0.86	1.58	2.44	12.44
Class E	12/31/2004		125.34	17.97	(3.88)	14.09	139.43
	12/31/2003	(1)	100.00	1.73	23.61	25.34	125.34
Class F	12/31/2004		12.49	1.69	(0.37)	1.32	13.81
	12/31/2003	(1)	10.00	0.46	2.03	2.49	12.49
Class G	12/31/2004		12.45	2.29	(1.02)	1.27	13.72
	12/31/2003	(1)	10.00	0.03	2.42	2.45	12.45
Class H	12/31/2004		12.47	1.47	(.16)	1.31	13.78
	12/31/2003	(1)	10.00	0.62	1.85	2.47	12.47
Class I	12/31/2004		12.44	1.62	(0.38)	1.24	13.68
	12/31/2003	(1)	10.00	0.08	2.36	2.44	12.44

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Potomac Dow 30 Plus Portfolio Subaccount (continued)
Class A	12/31/2004		2.26%	$1,710	4.92%	1.25%
	12/31/2003	(1)	21.14	71	2.18	1.25
Class B	12/31/2004		3.27	9,566	3.22	1.40
	12/31/2003	(1)	21.09	2,600	4.77	1.40
Class C	12/31/2004		1.85	1,634	2.04	1.65
	12/31/2003	(1)	20.85	861	4.69	1.65
Class D	12/31/2004		1.70	709	4.43	1.80
	12/31/2003	(1)	20.75	24	1.26	1.80
Class E	12/31/2004		2.88	1	0.52	0.65
	12/31/2003	(1)	21.72	1	1.26	0.65
Class F	12/31/2004		2.26	34	0.75	1.25
	12/31/2003	(1)	20.94	24	0.00	1.25
Class G	12/31/2004		1.85	133	2.24	1.65
	12/31/2003	(1)	21.14	24	1.26	1.65
Class H	12/31/2004		2.11	40	1.01	1.40
	12/31/2003	(1)	20.82	27	1.27	1.40
Class I	12/31/2004		1.70	25	0.52	1.80
	12/31/2003	(1)	21.14	24	1.97	1.80

Potomac OTC Plus Portfolio Subaccount (continued)
Class A	12/31/2004		9.58	1,925	16.05	1.25
	12/31/2003	(1)	24.75	3,382	7.92	1.25
Class B	12/31/2004		9.65	9,737	16.15	1.40
	12/31/2003	(1)	24.69	26,127	9.61	1.40
Class C	12/31/2004		9.10	1,133	17.72	1.65
	12/31/2003	(1)	24.45	2,220	8.03	1.65
Class D	12/31/2004		8.74	711	39.22	1.80
	12/31/2003	(1)	24.34	889	8.77	1.80
Class E	12/31/2004		10.11	1	15.15	0.65
	12/31/2003	(1)	25.34	1	1.98	0.65
Class F	12/31/2004		9.58	40	14.96	1.25
	12/31/2003	(1)	24.54	83	0.00	1.25
Class G	12/31/2004		9.21	285	20.73	1.65
	12/31/2003	(1)	24.75	27	1.40	1.65
Class H	12/31/2004		9.45	30	13.26	1.40
	12/31/2003	(1)	24.41	166	6.28	1.40
Class I	12/31/2004		9.08	28	15.09	1.80
	12/31/2003	(1)	24.75	25	1.97	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		$12.21	$(0.14)	$3.33	$3.19	$15.40
	12/31/2003	(1)	10.00	0.28	1.93	2.21	12.21
Class B	12/31/2004		12.20	(0.16)	3.32	3.16	15.36
	12/31/2003	(1)	10.00	0.59	1.61	2.20	12.20
Class C	12/31/2004		12.18	(0.19)	3.31	3.12	15.30
	12/31/2003	(1)	10.00	0.12	2.06	2.18	12.18
Class D	12/31/2004		12.16	(0.21)	3.31	3.10	15.26
	12/31/2003	(1)	10.00	0.11	2.05	2.16	12.16
Class E	12/31/2004		122.56	(0.62)	33.53	32.91	155.47
	12/31/2003	(1)	100.00	1.64	20.92	22.56	122.56
Class F	12/31/2004		12.21	(0.14)	3.33	3.19	15.40
	12/31/2003	(1)	10.00	0.40	1.81	2.21	12.21
Class G	12/31/2004		12.18	(0.19)	3.31	3.12	15.30
	12/31/2003	(1)	10.00	0.30	1.88	2.18	12.18
Class H	12/31/2004		12.20	(0.16)	3.32	3.16	15.36
	12/31/2003	(1)	10.00	0.19	2.01	2.20	12.20
Class I	12/31/2004		12.16	(0.21)	3.31	3.10	15.26
	12/31/2003	(1)	10.00	0.08	2.08	2.16	12.16

Potomac Mid Cap Plus Subaccount
Class A	12/31/2004	(1)	10.00	(0.03)	1.45	1.42	11.42
Class B	12/31/2004	(1)	10.00	(0.03)	1.45	1.42	11.42
Class C	12/31/2004	(1)	10.00	(0.04)	1.45	1.41	11.41
Class D	12/31/2004	(1)	10.00	(0.04)	1.45	1.41	11.41
Class E	12/31/2004	(1)	100.00	(0.18)	14.56	14.38	114.38
Class F	12/31/2004	(1)	10.00	(0.03)	1.45	1.42	11.42
Class G	12/31/2004	(1)	10.00	(0.11)	1.46	1.35	11.35
Class H	12/31/2004	(1)	10.00	(0.09)	1.46	1.37	11.37
Class I	12/31/2004	(1)	10.00	(0.12)	1.46	1.34	11.34

Potomac Small Cap Plus Subaccount
Class A	12/31/2004	(1)	10.00	(0.03)	2.04	2.01	12.01
Class B	12/31/2004	(1)	10.00	(0.04)	2.04	2.00	12.00
Class C	12/31/2004	(1)	10.00	(0.05)	2.04	1.99	11.99
Class D	12/31/2004	(1)	10.00	(0.05)	2.04	1.99	11.99
Class E	12/31/2004	(1)	100.00	(0.18)	20.43	20.25	120.25
Class F	12/31/2004	(1)	10.00	(0.03)	2.04	2.01	12.01
Class G	12/31/2004	(1)	10.00	(0.12)	2.47	2.35	12.35
Class H	12/31/2004	(1)	10.00	(0.10)	2.47	2.37	12.37
Class I	12/31/2004	(1)	10.00	(0.12)	2.46	2.34	12.34

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Wells S&P REIT Index Portfolio Subaccount (continued)
Class A	12/31/2004		26.12%	$337	0.22%	1.25%
	12/31/2003	(1)	21.98	82	3.63	1.25
Class B	12/31/2004		28.14	1,933	0.17	1.40
	12/31/2003	(1)	21.92	1,083	6.01	1.40
Class C	12/31/2004		25.61	129	0.19	1.65
	12/31/2003	(1)	21.69	229	2.32	1.65
Class D	12/31/2004		25.42	91	0.21	1.80
	12/31/2003	(1)	21.58	41	2.19	1.80
Class E	12/31/2004		26.86	2	0.16	0.65
	12/31/2003	(1)	22.56	1	1.91	0.65
Class F	12/31/2004		26.12	158	0.18	1.25
	12/31/2003	(1)	21.78	103	0.00	1.25
Class G	12/31/2004		25.61	228	0.20	1.65
	12/31/2003	(1)	21.98	71	3.74	1.65
Class H	12/31/2004		25.93	65	0.21	1.40
	12/31/2003	(1)	21.65	44	2.62	1.40
Class I	12/31/2004		25.42	31	0.16	1.80
	12/31/2003	(1)	21.98	24	1.90	1.80

Potomac Mid Cap Plus Subaccount (continued)
Class A	12/31/2004	(1)	14.21	23	0.00	1.25
Class B	12/31/2004	(1)	14.17	59	0.00	1.40
Class C	12/31/2004	(1)	14.10	39	0.00	1.65
Class D	12/31/2004	(1)	14.05	23	0.00	1.80
Class E	12/31/2004	(1)	14.38	1	0.00	0.65
Class F	12/31/2004	(1)	14.21	23	0.00	1.25
Class G	12/31/2004	(1)	13.55	97	0.00	1.65
Class H	12/31/2004	(1)	13.73	28	0.00	1.40
Class I	12/31/2004	(1)	13.43	28	0.00	1.80

Potomac Small Cap Plus Subaccount (continued)
Class A	12/31/2004	(1)	20.07	1,917	0.00	1.25
Class B	12/31/2004	(1)	20.02	8,208	0.00	1.40
Class C	12/31/2004	(1)	19.95	978	0.00	1.65
Class D	12/31/2004	(1)	19.90	713	0.00	1.80
Class E	12/31/2004	(1)	20.25	1	0.00	0.65
Class F	12/31/2004	(1)	20.07	33	0.00	1.25
Class G	12/31/2004	(1)	23.54	301	0.00	1.65
Class H	12/31/2004	(1)	23.74	39	0.00	1.40
Class I	12/31/2004	(1)	23.41	31	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Potomac U.S./Short Subaccount
Class A	12/31/2004	(1)	$10.00	$(0.03)	$(0.87)	$(0.90)	$9.10
Class B	12/31/2004	(1)	10.00	(0.03)	(0.87)	(0.90)	9.10
Class C	12/31/2004	(1)	10.00	(0.04)	(0.87)	(0.91)	9.09
Class D	12/31/2004	(1)	10.00	(0.04)	(0.87)	(0.91)	9.09
Class E	12/31/2004	(1)	100.00	(0.17)	(8.69)	(8.86)	91.14
Class F	12/31/2004	(1)	10.00	(0.03)	(0.87)	(0.90)	9.10
Class G	12/31/2004	(1)	10.00	(0.10)	(1.92)	(2.02)	7.98
Class H	12/31/2004	(1)	10.00	(0.09)	(1.91)	(2.00)	8.00
Class I	12/31/2004	(1)	10.00	(0.11)	(1.92)	(2.03)	7.97

Fidelity VIP Index 500 Portfolio Subaccount
Class H	12/31/2004	(1)	10.00	(0.09)	1.03	0.94	10.94
Class I	12/31/2004	(1)	10.00	(0.12)	1.03	0.91	10.91

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		7.09	(0.07)	0.46	0.39	7.48
	12/31/2003		5.55	(0.05)	1.59	1.54	7.09
	12/31/2002		7.20	(0.01)	(1.64)	(1.65)	5.55
	12/31/2001		8.54	(0.07)	(1.27)	(1.34)	7.20
	12/31/2000	(1)	10.00	(0.08)	(1.38)	(1.46)	8.54
Class B	12/31/2004		7.05	(0.07)	0.45	0.38	7.43
	12/31/2003		5.53	(0.06)	1.58	1.52	7.05
	12/31/2002		7.18	(0.04)	(1.61)	(1.65)	5.53
	12/31/2001		8.54	(0.08)	(1.28)	(1.36)	7.18
	12/31/2000	(1)	10.00	(0.09)	(1.37)	(1.46)	8.54
Class C	12/31/2004		6.99	(0.09)	0.44	0.35	7.34
	12/31/2003		5.49	(0.07)	1.57	1.50	6.99
	12/31/2002		7.15	(0.06)	(1.60)	(1.66)	5.49
	12/31/2001		8.52	(0.10)	(1.27)	(1.37)	7.15
	12/31/2000	(1)	10.00	(0.10)	(1.38)	(1.48)	8.52
Class D	12/31/2004		6.95	(0.10)	0.44	0.34	7.29
	12/31/2003		5.47	(0.09)	1.57	1.48	6.95
	12/31/2002		7.14	(0.05)	(1.62)	(1.67)	5.47
	12/31/2001		8.51	(0.10)	(1.27)	(1.37)	7.14
	12/31/2000	(1)	10.00	(0.11)	(1.38)	(1.49)	8.51

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Potomac U.S./Short Subaccount (continued)
Class A	12/31/2004	(1)	(9.00)%	$26	0.00%	1.25%
Class B	12/31/2004	(1)	(9.03)	72	0.00	1.40
Class C	12/31/2004	(1)	(9.09)	18	0.00	1.65
Class D	12/31/2004	(1)	(9.12)	18	0.00	1.80
Class E	12/31/2004	(1)	(8.86)	1	0.00	0.65
Class F	12/31/2004	(1)	(9.00)	18	0.00	1.25
Class G	12/31/2004	(1)	(20.18)	20	0.00	1.65
Class H	12/31/2004	(1)	(20.05)	20	0.00	1.40
Class I	12/31/2004	(1)	(20.26)	20	0.00	1.80

Fidelity VIP Index 500 Portfolio Subaccount (continued)
Class H	12/31/2004	(1)	9.40	32	0.00	1.40
Class I	12/31/2004	(1)	9.09	27	0.00	1.80

Fidelity VIP Growth Opportunities Portfolio Subaccount (continued)
Class A	12/31/2004		5.56	584	0.33	1.25
	12/31/2003		27.67	684	0.51	1.25
	12/31/2002		(22.98)	740	(0.16)	1.25
	12/31/2001		(15.70)	1,206	(1.01)	1.25
	12/31/2000	(1)	(14.56)	743	(1.25)	1.25
Class B	12/31/2004		5.40	6,391	0.36	1.40
	12/31/2003		27.55	6,777	0.43	1.40
	12/31/2002		(23.09)	5,029	(0.62)	1.40
	12/31/2001		(15.83)	5,079	(1.15)	1.40
	12/31/2000	(1)	(14.65)	2,845	(1.40)	1.40
Class C	12/31/2004		5.14	1,175	0.34	1.65
	12/31/2003		27.20	1,209	0.44	1.65
	12/31/2002		(23.29)	864	(1.14)	1.65
	12/31/2001		(16.04)	287	1.36	1.65
	12/31/2000	(1)	(14.79)	128	(1.65)	1.65
Class D	12/31/2004		4.98	322	0.32	1.80
	12/31/2003		27.03	319	0.37	1.80
	12/31/2002		(23.40)	48	(0.94)	1.80
	12/31/2001		(16.16)	33	(1.40)	1.80
	12/31/2000	(1)	(14.88)	40	(1.80)	1.80

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		$9.15	$(0.10)	$1.35	$1.25	$10.40
	12/31/2003		7.22	(0.07)	2.00	1.93	9.15
	12/31/2002		8.09	(0.06)	(0.81)	(0.87)	7.22
	12/31/2001		9.36	(0.07)	(1.20)	(1.27)	8.09
	12/31/2000	(1)	10.00	(0.08)	(0.56)	(0.64)	9.36
Class B	12/31/2004		9.10	(0.11)	1.34	1.23	10.33
	12/31/2003		7.20	(0.09)	1.99	1.90	9.10
	12/31/2002		8.07	(0.07)	(0.80)	(0.87)	7.20
	12/31/2001		9.35	(0.07)	(1.21)	(1.28)	8.07
	12/31/2000	(1)	10.00	(0.09)	(0.56)	(0.65)	9.35
Class C	12/31/2004		9.01	(0.14)	1.34	1.20	10.21
	12/31/2003		7.15	(0.11)	1.97	1.86	9.01
	12/31/2002		8.04	(0.09)	(0.80)	(0.89)	7.15
	12/31/2001		9.34	(0.08)	(1.22)	(1.30)	8.04
	12/31/2000	(1)	10.00	(0.11)	(0.55)	(0.66)	9.34
Class D	12/31/2004		8.96	(0.15)	1.33	1.18	10.14
	12/31/2003		7.12	(0.13)	1.97	1.84	8.96
	12/31/2002		8.02	(0.06)	(0.84)	(0.90)	7.12
	12/31/2001		9.33	(0.08)	(1.23)	(1.31)	8.02
	12/31/2000	(1)	10.00	(0.12)	(0.55)	(0.67)	9.33

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		10.78	0.03	1.03	1.06	11.84
	12/31/2003		8.40	0.01	2.37	2.38	10.78
	12/31/2002		10.26	0.03	(1.89)	(1.86)	8.40
	12/31/2001		10.96	(0.08)	(0.62)	(0.70)	10.26
	12/31/2000	(1)	10.00	(0.09)	1.05	0.96	10.96
Class B	12/31/2004		10.72	0.01	1.03	1.04	11.76
	12/31/2003		8.36	0.01	2.35	2.36	10.72
	12/31/2002		10.24	0.01	(1.89)	(1.88)	8.36
	12/31/2001		10.95	(0.09)	(0.62)	(0.71)	10.24
	12/31/2000	(1)	10.00	(0.10)	1.05	0.95	10.95
Class C	12/31/2004		10.63	(0.01)	1.00	0.99	11.62
	12/31/2003		8.31	(0.02)	2.34	2.32	10.63
	12/31/2002		10.19	(0.06)	(1.82)	(1.88)	8.31
	12/31/2001		10.94	(0.01)	(0.74)	(0.75)	10.19
	12/31/2000	(1)	10.00	(0.12)	1.06	0.94	10.94
Class D	12/31/2004		10.57	(0.05)	1.02	0.97	11.54
	12/31/2003		8.27	(0.07)	2.37	2.30	10.57
	12/31/2002		10.17	(0.03)	(1.87)	(1.90)	8.27
	12/31/2001		10.92	(0.01)	(0.74)	(0.75)	10.17
	12/31/2000	(1)	10.00	(0.13)	1.05	0.92	10.92

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 5—(continued)

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Fidelity VIP Contrafund® Portfolio Subaccount (continued)
Class A	12/31/2004		13.73%	$5,996	0.18%	1.25%
	12/31/2003		26.48	3,953	0.37	1.25
	12/31/2002		(10.73)	4,326	(0.82)	1.25
	12/31/2001		(13.56)	2,386	(0.88)	1.25
	12/31/2000	(1)	(6.38)	1,015	(1.25)	1.25
Class B	12/31/2004		13.55	30,674	0.21	1.40
	12/31/2003		26.36	26,377	0.30	1.40
	12/31/2002		(10.86)	20,486	(0.89)	1.40
	12/31/2001		(13.69)	11,282	(0.91)	1.40
	12/31/2000	(1)	(6.48)	5,383	(1.40)	1.40
Class C	12/31/2004		13.27	6,087	0.21	1.65
	12/31/2003		6.57	5,041	0.25	1.65
	12/31/2002		(11.08)	2,664	(1.31)	1.65
	12/31/2001		(13.90)	609	1.52	1.65
	12/31/2000	(1)	(6.63)	409	(1.65)	1.65
Class D	12/31/2004		13.10	734	0.20	1.80
	12/31/2003		25.84	612	0.18	1.80
	12/31/2002		(11.22)	248	(1.17)	1.80
	12/31/2001		(14.03)	80	(1.03)	1.80
	12/31/2000	(1)	(6.73)	80	(1.80)	1.80

Fidelity VIP Equity-Income Portfolio Subaccount (continued)
Class A	12/31/2004		9.85	9,643	1.54	1.25
	12/31/2003		28.29	10,219	1.39	1.25
	12/31/2002		(18.18)	6,738	0.35	1.25
	12/31/2001		(6.40)	6,937	(0.74)	1.25
	12/31/2000	(1)	9.65	922	(1.25)	1.25
Class B	12/31/2004		9.68	24,626	1.47	1.40
	12/31/2003		28.16	25,885	1.53	1.40
	12/31/2002		(18.31)	19,240	0.09	1.40
	12/31/2001		(6.54)	17,834	(0.84)	1.40
	12/31/2000	(1)	9.54	2,750	(1.40)	1.40
Class C	12/31/2004		9.41	5,950	1.53	1.65
	12/31/2003		5.19	6,006	1.37	1.65
	12/31/2002		(18.51)	3,809	(0.67)	1.65
	12/31/2001		(6.78)	1,232	(0.09)	1.65
	12/31/2000	(1)	(9.35)	119	(1.65)	1.65
Class D	12/31/2004		9.24	418	1.38	1.80
	12/31/2003		27.64	274	1.01	1.80
	12/31/2002		(18.63)	72	(0.42)	1.80
	12/31/2001		(6.92)	38	(0.09)	1.80
	12/31/2000	(1)	9.24	39	(1.80)	1.80

Per unit information has been computed using average units outstanding throughout each period. Total return and investment income ratio are not annualized for periods of less than one year. The ratio of investment income (loss) is represented as the dividends, excluding distributions of long-term capital gains, received by the Annuity Account to the average net assets. For the periods prior to December 31, 2003 the ratio represented net investment income (loss) to average net assets annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Annuity Account and excludes expenses incurred directly by the underlying funds.

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		2,529	3,093	(4,327)	1,295
	12/31/2003		4,471	3,745	(5,687)	2,529
Class B	12/31/2004		11,343	10,640	(15,124)	6,859
	12/31/2003		22,772	28,058	(39,487)	11,343
Class C	12/31/2004		1,953	3,109	(4,124)	938
	12/31/2003		4,968	61,921	(64,936)	1,953
Class D	12/31/2004		162	314	(398)	78
	12/31/2003		190	798	(826)	162
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	2,009	(2,009)	0
Class F	12/31/2004		110	158	(199)	69
	12/31/2003	(1)	0	208	(98)	110
Class G	12/31/2004		327	349	(653)	23
	12/31/2003	(1)	0	8,855	(8,528)	327
Class H	12/31/2004		2	95	(63)	34
	12/31/2003	(1)	0	41	(39)	2
Class I	12/31/2004		2	11	(10)	3
	12/31/2003	(1)	0	2	0	2

WRL AEGON Bond Subaccount
Class A	12/31/2004		1,465	106	(399)	1,172
	12/31/2003		2,034	404	(973)	1,465
Class B	12/31/2004		7,789	1,070	(3,059)	5,800
	12/31/2003		11,128	3,690	(7,029)	7,789
Class C	12/31/2004		1,088	336	(544)	880
	12/31/2003		994	1,101	(1,007)	1,088
Class D	12/31/2004		126	11	(50)	87
	12/31/2003		117	151	(142)	126
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		111	53	(57)	107
	12/31/2003	(1)	0	138	(27)	111
Class G	12/31/2004		25	15	(17)	23
	12/31/2003	(1)	0	25	0	25
Class H	12/31/2004		13	19	(17)	15
	12/31/2003	(1)	0	13	0	13
Class I	12/31/2004		3	1	0	4
	12/31/2003	(1)	0	3	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Money Market Subaccount
Class A	12/31/2004		$49,279	$(68,936)	$(19,657)
	12/31/2003		59,992	(91,081)	(31,089)
Class B	12/31/2004		140,322	(199,440)	(59,118)
	12/31/2003		372,420	(523,935)	(151,515)
Class C	12/31/2004		32,916	(43,632)	(10,716)
	12/31/2003		661,622	(693,465)	(31,843)
Class D	12/31/2004		3,306	(4,189)	(883)
	12/31/2003		8,506	(8,797)	(291)
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	202,643	(202,645)	(2)
Class F	12/31/2004		1,569	(1,976)	(407)
	12/31/2003	(1)	2,057	(975)	1,082
Class G	12/31/2004		3,447	(6,459)	(3,012)
	12/31/2003	(1)	88,098	(84,799)	3,299
Class H	12/31/2004		936	(625)	311
	12/31/2003	(1)	393	(389)	4
Class I	12/31/2004		102	(99)	3
	12/31/2003	(1)	6	(2)	4

WRL AEGON Bond Subaccount
Class A	12/31/2004		2,853	(10,670)	(7,817)
	12/31/2003		10,468	(25,377)	(14,909)
Class B	12/31/2004		19,556	(55,637)	(36,081)
	12/31/2003		65,107	(124,767)	(59,660)
Class C	12/31/2004		4,368	(7,085)	(2,717)
	12/31/2003		13,977	(12,827)	1,150
Class D	12/31/2004		152	(655)	(503)
	12/31/2003		1,896	(1,799)	97
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		548	(584)	(36)
	12/31/2003	(1)	1,364	(272)	1,092
Class G	12/31/2004		158	(177)	(19)
	12/31/2003	(1)	232	0	232
Class H	12/31/2004		193	(170)	23
	12/31/2003	(1)	113	0	113
Class I	12/31/2004		12	(2)	10
	12/31/2003	(1)	7	0	7

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Janus Growth Subaccount
Class A	12/31/2004		5,344	211	(1,079)	4,476
	12/31/2003		6,397	411	(1,464)	5,344
Class B	12/31/2004		18,333	1,115	(4,637)	14,811
	12/31/2003		22,247	3,102	(7,016)	18,333
Class C	12/31/2004		2,222	434	(677)	1,979
	12/31/2003		1,636	1,529	(943)	2,222
Class D	12/31/2004		184	27	(41)	170
	12/31/2003		161	75	(52)	184
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		30	23	(10)	43
	12/31/2003	(1)	0	34	(4)	30
Class G	12/31/2004		6	6	(6)	6
	12/31/2003	(1)	0	9	(3)	6
Class H	12/31/2004		10	20	(3)	27
	12/31/2003	(1)	0	11	(1)	10
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	3	(1)	2

WRL Templeton Great Companies - Global Subaccount
Class A	12/31/2004		3,401	439	(984)	2,856
	12/31/2003		4,525	226	(1,350)	3,401
Class B	12/31/2004		8,804	1,169	(2,513)	7,460
	12/31/2003		11,483	3,074	(5,753)	8,804
Class C	12/31/2004		228	1,374	(477)	1,125
	12/31/2003		229	68,318	(68,319)	228
Class D	12/31/2004		42	97	(25)	114
	12/31/2003		41	14	(13)	42
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	1,566	(1,566)	0
Class F	12/31/2004		7	13	(5)	15
	12/31/2003	(1)	0	9	(2)	7
Class G	12/31/2004		3	7	(3)	7
	12/31/2003	(1)	0	1,807	(1,804)	3
Class H	12/31/2004		7	10	(2)	15
	12/31/2003	(1)	0	7	0	7
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Janus Growth Subaccount
Class A	12/31/2004		$9,704	$(49,222)	$(39,518)
	12/31/2003		15,740	(55,718)	(39,978)
Class B	12/31/2004		24,511	(100,938)	(76,427)
	12/31/2003		57,491	(128,138)	(70,647)
Class C	12/31/2004		2,160	(3,345)	(1,185)
	12/31/2003		6,315	(4,009)	2,306
Class D	12/31/2004		132	(206)	(74)
	12/31/2003		298	(217)	81
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		284	(125)	159
	12/31/2003	(1)	364	(48)	316
Class G	12/31/2004		82	(76)	6
	12/31/2003	(1)	71	(31)	40
Class H	12/31/2004		247	(40)	207
	12/31/2003	(1)	101	(11)	90
Class I	12/31/2004		0	(1)	(1)
	12/31/2003	(1)	11	(6)	5

WRL Templeton Great Companies - Global Subaccount
Class A	12/31/2004		12,625	(28,431)	(15,806)
	12/31/2003		5,602	(33,273)	(27,671)
Class B	12/31/2004		33,119	(71,605)	(38,486)
	12/31/2003		72,791	(137,942)	(65,151)
Class C	12/31/2004		9,196	(3,117)	6,079
	12/31/2003		356,483	(359,094)	(2,611)
Class D	12/31/2004		593	(153)	440
	12/31/2003		74	(71)	3
Class E	12/31/2004		6	0	6
	12/31/2003	(1)	174,883	(176,866)	(1,983)
Class F	12/31/2004		160	(64)	96
	12/31/2003	(1)	73	(18)	55
Class G	12/31/2004		87	(37)	50
	12/31/2003	(1)	20,638	(20,755)	(117)
Class H	12/31/2004		117	(27)	90
	12/31/2003	(1)	56	0	56
Class I	12/31/2004		8	0	8
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		2,557	121	(619)	2,059
	12/31/2003		3,300	232	(975)	2,557
Class B	12/31/2004		8,604	530	(2,334)	6,800
	12/31/2003		10,253	1,267	(2,916)	8,604
Class C	12/31/2004		1,191	237	(336)	1,092
	12/31/2003		1,007	765	(581)	1,191
Class D	12/31/2004		142	37	(21)	158
	12/31/2003		98	64	(20)	142
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		15	21	(10)	26
	12/31/2003	(1)	0	16	(1)	15
Class G	12/31/2004		4	1	(3)	2
	12/31/2003	(1)	0	4	0	4
Class H	12/31/2004		4	11	(3)	12
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		2,197	721	(694)	2,224
	12/31/2003		2,225	738	(766)	2,197
Class B	12/31/2004		8,687	1,564	(2,431)	7,820
	12/31/2003		9,403	2,761	(3,477)	8,687
Class C	12/31/2004		1,554	497	(472)	1,579
	12/31/2003		1,180	859	(485)	1,554
Class D	12/31/2004		115	30	(15)	130
	12/31/2003		80	86	(51)	115
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		158	94	(50)	202
	12/31/2003	(1)	0	211	(53)	158
Class G	12/31/2004		29	70	(13)	86
	12/31/2003	(1)	0	37	(8)	29
Class H	12/31/2004		23	45	(10)	58
	12/31/2003	(1)	0	24	(1)	23
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/2004		$3,715	$(18,764)	$(15,049)
	12/31/2003		6,214	(25,821)	(19,607)
Class B	12/31/2004		15,933	(69,443)	(53,510)
	12/31/2003		33,501	(75,956)	(42,455)
Class C	12/31/2004		1,366	(1,905)	(539)
	12/31/2003		3,832	(2,918)	914
Class D	12/31/2004		210	(116)	94
	12/31/2003		318	(99)	219
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		246	(115)	131
	12/31/2003	(1)	150	(8)	142
Class G	12/31/2004		14	(40)	(26)
	12/31/2003	(1)	17	0	17
Class H	12/31/2004		134	(29)	105
	12/31/2003	(1)	20	(2)	18
Class I	12/31/2004		2	0	2
	12/31/2003	(1)	0	0	0

WRL Federated Growth & Income Subaccount
Class A	12/31/2004		20,257	(19,510)	747
	12/31/2003		17,735	(18,355)	(620)
Class B	12/31/2004		43,406	(67,526)	(24,120)
	12/31/2003		65,094	(82,675)	(17,581)
Class C	12/31/2004		9,089	(8,659)	430
	12/31/2003		13,265	(7,726)	5,539
Class D	12/31/2004		542	(275)	267
	12/31/2003		1,307	(818)	489
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		1,139	(613)	526
	12/31/2003	(1)	2,322	(572)	1,750
Class G	12/31/2004		840	(155)	685
	12/31/2003	(1)	380	(85)	295
Class H	12/31/2004		539	(122)	417
	12/31/2003	(1)	239	(11)	228
Class I	12/31/2004		15	0	15
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Value Balanced Subacount
Class A	12/31/2004		1,940	3,512	(1,132)	4,320
	12/31/2003		2,538	268	(866)	1,940
Class B	12/31/2004		7,542	9,585	(3,952)	13,175
	12/31/2003		9,361	1,268	(3,087)	7,542
Class C	12/31/2004		610	770	(323)	1,057
	12/31/2003		487	411	(288)	610
Class D	12/31/2004		45	54	(25)	74
	12/31/2003		31	30	(16)	45
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		33	53	(44)	42
	12/31/2003	(1)	0	34	(1)	33
Class G	12/31/2004		4	9	(3)	10
	12/31/2003	(1)	0	4	0	4
Class H	12/31/2004		2	4	(2)	4
	12/31/2003	(1)	0	2	0	2
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		1,088	204	(370)	922
	12/31/2003		1,498	462	(872)	1,088
Class B	12/31/2004		4,030	842	(1,557)	3,315
	12/31/2003		4,664	1,554	(2,188)	4,030
Class C	12/31/2004		710	278	(283)	705
	12/31/2003		572	539	(401)	710
Class D	12/31/2004		70	43	(39)	74
	12/31/2003		40	70	(40)	70
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		18	7	(6)	19
	12/31/2003	(1)	0	20	(2)	18
Class G	12/31/2004		5	14	(7)	12
	12/31/2003	(1)	0	8	(3)	5
Class H	12/31/2004		7	10	(8)	9
	12/31/2003	(1)	0	7	0	7
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Value Balanced Subacount
Class A	12/31/2004		$63,601	$(20,931)	$42,670
	12/31/2003		4,320	(13,949)	(9,629)
Class B	12/31/2004		171,208	(72,159)	99,049
	12/31/2003		20,404	(49,335)	(28,931)
Class C	12/31/2004		8,863	(3,773)	5,090
	12/31/2003		4,240	(2,979)	1,261
Class D	12/31/2004		617	(285)	332
	12/31/2003		308	(171)	137
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		608	(515)	93
	12/31/2003	(1)	348	(11)	337
Class G	12/31/2004		110	(36)	74
	12/31/2003	(1)	19	0	19
Class H	12/31/2004		46	(25)	21
	12/31/2003	(1)	1	0	1
Class I	12/31/2004		4	(3)	1
	12/31/2003	(1)	0	0	0

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2004		3,576	(6,349)	(2,773)
	12/31/2003		6,547	(11,965)	(5,418)
Class B	12/31/2004		14,507	(26,498)	(11,991)
	12/31/2003		21,771	(29,672)	(7,901)
Class C	12/31/2004		3,543	(3,584)	(41)
	12/31/2003		5,534	(4,089)	1,445
Class D	12/31/2004		562	(501)	61
	12/31/2003		706	(398)	308
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		91	(74)	17
	12/31/2003	(1)	203	(20)	183
Class G	12/31/2004		196	(100)	96
	12/31/2003	(1)	74	(35)	39
Class H	12/31/2004		134	(106)	28
	12/31/2003	(1)	51	(1)	50
Class I	12/31/2004		10	0	10
	12/31/2003	(1)	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL American Century International Subaccount
Class A	12/31/2004		852	454	(327)	979
	12/31/2003		369	1,159	(676)	852
Class B	12/31/2004		6,819	1,952	(2,156)	6,615
	12/31/2003		2,158	6,854	(2,193)	6,819
Class C	12/31/2004		1,206	501	(484)	1,223
	12/31/2003		248	24,260	(23,302)	1,206
Class D	12/31/2004		136	35	(41)	130
	12/31/2003		23	156	(43)	136
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	112	(112)	0
Class F	12/31/2004		16	9	(3)	22
	12/31/2003	(1)	0	16	0	16
Class G	12/31/2004		2	8	(6)	4
	12/31/2003	(1)	0	1,563	(1,561)	2
Class H	12/31/2004		3	6	(6)	3
	12/31/2003	(1)	0	3	0	3
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Third Avenue Value Subaccount
Class A	12/31/2004		2,087	721	(700)	2,108
	12/31/2003		2,041	809	(763)	2,087
Class B	12/31/2004		7,183	2,066	(1,859)	7,390
	12/31/2003		7,317	2,401	(2,535)	7,183
Class C	12/31/2004		1,211	449	(379)	1,281
	12/31/2003		787	719	(295)	1,211
Class D	12/31/2004		89	46	(29)	106
	12/31/2003		40	69	(20)	89
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		60	52	(15)	97
	12/31/2003	(1)	0	82	(22)	60
Class G	12/31/2004		15	61	(8)	68
	12/31/2003	(1)	0	19	(4)	15
Class H	12/31/2004		4	25	(5)	24
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL American Century International Subaccount
Class A	12/31/2004		$4,073	$(2,996)	$1,077
	12/31/2003		8,313	(5,068)	3,245
Class B	12/31/2004		17,794	(19,486)	(1,692)
	12/31/2003		49,172	(17,071)	32,101
Class C	12/31/2004		3,460	(3,277)	183
	12/31/2003		135,657	(131,956)	3,701
Class D	12/31/2004		245	(285)	(40)
	12/31/2003		842	(243)	599
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	12,449	(12,609)	(160)
Class F	12/31/2004		119	(40)	79
	12/31/2003	(1)	153	0	153
Class G	12/31/2004		102	(77)	25
	12/31/2003	(1)	17,705	(17,976)	(271)
Class H	12/31/2004		87	(85)	2
	12/31/2003	(1)	15	0	15
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0

WRL Third Avenue Value Subaccount
Class A	12/31/2004		13,419	(12,730)	689
	12/31/2003		11,665	(10,746)	919
Class B	12/31/2004		38,402	(33,976)	4,426
	12/31/2003		34,477	(34,977)	(500)
Class C	12/31/2004		8,427	(6,928)	1,499
	12/31/2003		10,275	(4,246)	6,029
Class D	12/31/2004		859	(540)	319
	12/31/2003		972	(284)	688
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		749	(213)	536
	12/31/2003	(1)	993	(250)	743
Class G	12/31/2004		855	(116)	739
	12/31/2003	(1)	208	(49)	159
Class H	12/31/2004		369	(72)	297
	12/31/2003	(1)	29	0	29
Class I	12/31/2004		14	(1)	13
	12/31/2003	(1)	10	(4)	6

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		998	527	(475)	1,050
	12/31/2003		894	567	(463)	998
Class B	12/31/2004		4,389	2,070	(2,039)	4,420
	12/31/2003		4,593	2,147	(2,351)	4,389
Class C	12/31/2004		500	308	(242)	566
	12/31/2003		298	426	(224)	500
Class D	12/31/2004		53	32	(30)	55
	12/31/2003		28	43	(18)	53
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		43	49	(26)	66
	12/31/2003	(1)	0	46	(3)	43
Class G	12/31/2004		7	51	(8)	50
	12/31/2003	(1)	0	7	0	7
Class H	12/31/2004		7	17	(5)	19
	12/31/2003	(1)	0	7	0	7
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Marsico Growth Subaccount
Class A	12/31/2004		617	217	(240)	594
	12/31/2003		813	383	(579)	617
Class B	12/31/2004		2,980	891	(1,272)	2,599
	12/31/2003		2,135	2,096	(1,251)	2,980
Class C	12/31/2004		686	170	(141)	715
	12/31/2003		580	407	(301)	686
Class D	12/31/2004		50	6	(13)	43
	12/31/2003		33	25	(8)	50
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		8	15	(7)	16
	12/31/2003	(1)	0	11	(3)	8
Class G	12/31/2004		5	4	(2)	7
	12/31/2003	(1)	0	5	0	5
Class H	12/31/2004		5	5	(2)	8
	12/31/2003	(1)	0	5	0	5
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2004		$8,975	$(7,659)	$1,316
	12/31/2003		7,343	(5,821)	1,522
Class B	12/31/2004		34,709	(32,905)	1,804
	12/31/2003		27,348	(29,864)	(2,516)
Class C	12/31/2004		6,590	(5,047)	1,543
	12/31/2003		6,872	(3,763)	3,109
Class D	12/31/2004		662	(595)	67
	12/31/2003		709	(295)	414
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		686	(354)	332
	12/31/2003	(1)	513	(31)	482
Class G	12/31/2004		669	(109)	560
	12/31/2003	(1)	65	0	65
Class H	12/31/2004		230	(65)	165
	12/31/2003	(1)	59	0	59
Class I	12/31/2004		11	(1)	10
	12/31/2003	(1)	1	0	1

WRL Marsico Growth Subaccount
Class A	12/31/2004		1,780	(1,987)	(207)
	12/31/2003		2,846	(4,110)	(1,264)
Class B	12/31/2004		7,287	(10,325)	(3,038)
	12/31/2003		15,333	(8,882)	6,451
Class C	12/31/2004		1,280	(1,052)	228
	12/31/2003		2,640	(1,977)	663
Class D	12/31/2004		44	(98)	(54)
	12/31/2003		172	(53)	119
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		178	(88)	90
	12/31/2003	(1)	110	(39)	71
Class G	12/31/2004		43	(27)	16
	12/31/2003	(1)	34	0	34
Class H	12/31/2004		55	(25)	30
	12/31/2003	(1)	33	0	33
Class I	12/31/2004		15	(1)	14
	12/31/2003	(1)	1	0	1

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2004		633	299	(522)	410
	12/31/2003		382	787	(536)	633
Class B	12/31/2004		3,042	1,797	(2,415)	2,424
	12/31/2003		1,593	3,889	(2,440)	3,042
Class C	12/31/2004		487	291	(252)	526
	12/31/2003		201	711	(425)	487
Class D	12/31/2004		73	28	(16)	85
	12/31/2003		8	94	(29)	73
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		31	59	(41)	49
	12/31/2003	(1)	0	78	(47)	31
Class G	12/31/2004		13	16	(18)	11
	12/31/2003	(1)	0	15	(2)	13
Class H	12/31/2004		9	12	(10)	11
	12/31/2003	(1)	0	9	0	9
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		884	429	(278)	1,035
	12/31/2003		739	466	(321)	884
Class B	12/31/2004		3,072	2,005	(1,179)	3,898
	12/31/2003		3,079	1,284	(1,291)	3,072
Class C	12/31/2004		624	480	(237)	867
	12/31/2003		375	389	(140)	624
Class D	12/31/2004		46	13	(15)	44
	12/31/2003		12	38	(4)	46
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		47	49	(20)	76
	12/31/2003	(1)	0	67	(20)	47
Class G	12/31/2004		6	14	(7)	13
	12/31/2003	(1)	0	6	0	6
Class H	12/31/2004		6	7	(2)	11
	12/31/2003	(1)	0	6	0	6
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Munder Net50 Subaccount
Class A	12/31/2004		$2,686	$(4,446)	$(1,760)
	12/31/2003		5,903	(3,319)	2,584
Class B	12/31/2004		15,753	(20,385)	(4,632)
	12/31/2003		28,422	(16,123)	12,299
Class C	12/31/2004		2,343	(1,991)	352
	12/31/2003		4,671	(2,584)	2,087
Class D	12/31/2004		232	(126)	106
	12/31/2003		631	(194)	437
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		839	(567)	272
	12/31/2003	(1)	989	(581)	408
Class G	12/31/2004		220	(253)	(33)
	12/31/2003	(1)	175	(25)	150
Class H	12/31/2004		168	(129)	39
	12/31/2003	(1)	89	(4)	85
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	2	(2)	0

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2004		4,214	(2,759)	1,455
	12/31/2003		3,912	(2,549)	1,363
Class B	12/31/2004		19,458	(11,417)	8,041
	12/31/2003		10,474	(10,065)	409
Class C	12/31/2004		4,986	(2,458)	2,528
	12/31/2003		3,382	(1,221)	2,161
Class D	12/31/2004		142	(157)	(15)
	12/31/2003		317	(36)	281
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		622	(249)	373
	12/31/2003	(1)	720	(227)	493
Class G	12/31/2004		174	(92)	82
	12/31/2003	(1)	42	(1)	41
Class H	12/31/2004		91	(26)	65
	12/31/2003	(1)	41	0	41
Class I	12/31/2004		8	0	8
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		942	616	(679)	879
	12/31/2003		792	794	(644)	942
Class B	12/31/2004		3,556	2,218	(1,974)	3,800
	12/31/2003		2,383	3,246	(2,073)	3,556
Class C	12/31/2004		1,054	590	(468)	1,176
	12/31/2003		552	3,608	(3,106)	1,054
Class D	12/31/2004		99	74	(38)	135
	12/31/2003		40	80	(21)	99
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		43	45	(45)	43
	12/31/2003	(1)	0	52	(9)	43
Class G	12/31/2004		9	27	(21)	15
	12/31/2003	(1)	0	11	(2)	9
Class H	12/31/2004		12	21	(18)	15
	12/31/2003	(1)	0	12	0	12
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Salomon All Cap Subaccount
Class A	12/31/2004		1,750	350	(656)	1,444
	12/31/2003		1,985	551	(786)	1,750
Class B	12/31/2004		8,431	1,251	(2,638)	7,044
	12/31/2003		9,358	2,357	(3,284)	8,431
Class C	12/31/2004		981	300	(438)	843
	12/31/2003		681	570	(270)	981
Class D	12/31/2004		114	20	(22)	112
	12/31/2003		85	52	(23)	114
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		42	35	(14)	63
	12/31/2003	(1)	0	48	(6)	42
Class G	12/31/2004		12	16	(10)	18
	12/31/2003	(1)	0	12	0	12
Class H	12/31/2004		4	4	(3)	5
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2004		$7,053	$(7,543)	$(490)
	12/31/2003		7,589	(5,961)	1,628
Class B	12/31/2004		24,999	(21,723)	3,276
	12/31/2003		31,243	(19,587)	11,656
Class C	12/31/2004		5,467	(4,227)	1,240
	12/31/2003		25,809	(22,132)	3,677
Class D	12/31/2004		685	(345)	340
	12/31/2003		570	(156)	414
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		624	(598)	26
	12/31/2003	(1)	617	(89)	528
Class G	12/31/2004		373	(275)	98
	12/31/2003	(1)	113	(25)	88
Class H	12/31/2004		282	(240)	42
	12/31/2003	(1)	123	0	123
Class I	12/31/2004		12	0	12
	12/31/2003	(1)	8	(4)	4

WRL Salomon All Cap Subaccount
Class A	12/31/2004		4,780	(8,945)	(4,165)
	12/31/2003		6,276	(8,456)	(2,180)
Class B	12/31/2004		17,090	(35,658)	(18,568)
	12/31/2003		26,638	(35,561)	(8,923)
Class C	12/31/2004		3,706	(5,344)	(1,638)
	12/31/2003		5,705	(2,714)	2,991
Class D	12/31/2004		248	(270)	(22)
	12/31/2003		504	(220)	284
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		468	(185)	283
	12/31/2003	(1)	526	(44)	482
Class G	12/31/2004		211	(136)	75
	12/31/2003	(1)	129	(2)	127
Class H	12/31/2004		58	(45)	13
	12/31/2003	(1)	25	0	25
Class I	12/31/2004		11	0	11
	12/31/2003	(1)	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		551	351	(246)	656
	12/31/2003		498	309	(256)	551
Class B	12/31/2004		3,201	1,207	(1,336)	3,072
	12/31/2003		3,205	1,627	(1,631)	3,201
Class C	12/31/2004		639	385	(349)	675
	12/31/2003		375	536	(272)	639
Class D	12/31/2004		65	39	(19)	85
	12/31/2003		25	59	(19)	65
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		13	10	(9)	14
	12/31/2003	(1)	0	14	(1)	13
Class G	12/31/2004		5	19	(13)	11
	12/31/2003	(1)	0	5	0	5
Class H	12/31/2004		4	9	(7)	6
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Great Companies - AmericaSM Subaccount
Class A	12/31/2004		1,561	1,815	(942)	2,434
	12/31/2003		1,717	491	(647)	1,561
Class B	12/31/2004		10,960	8,940	(5,565)	14,335
	12/31/2003		12,061	2,848	(3,949)	10,960
Class C	12/31/2004		2,615	698	(978)	2,335
	12/31/2003		2,533	918	(836)	2,615
Class D	12/31/2004		168	215	(106)	277
	12/31/2003		112	91	(35)	168
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		22	57	(14)	65
	12/31/2003	(1)	0	26	(4)	22
Class G	12/31/2004		5	11	(7)	9
	12/31/2003	(1)	0	5	0	5
Class H	12/31/2004		4	7	(4)	7
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2004		$4,670	$(3,178)	$1,492
	12/31/2003		3,388	(2,675)	713
Class B	12/31/2004		15,507	(17,207)	(1,700)
	12/31/2003		17,270	(16,502)	768
Class C	12/31/2004		4,869	(4,397)	472
	12/31/2003		5,608	(2,836)	2,772
Class D	12/31/2004		495	(251)	244
	12/31/2003		613	(170)	443
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		125	(118)	7
	12/31/2003	(1)	144	(8)	136
Class G	12/31/2004		242	(168)	74
	12/31/2003	(1)	37	0	37
Class H	12/31/2004		114	(92)	22
	12/31/2003	(1)	25	0	25
Class I	12/31/2004		2	0	2
	12/31/2003	(1)	0	0	0

WRL Great Companies - AmericaSM Subaccount
Class A	12/31/2004		16,892	(8,666)	8,226
	12/31/2003		4,084	(5,253)	(1,169)
Class B	12/31/2004		82,696	(50,947)	31,749
	12/31/2003		23,261	(32,032)	(8,771)
Class C	12/31/2004		6,383	(8,862)	(2,479)
	12/31/2003		7,347	(6,840)	507
Class D	12/31/2004		1,956	(955)	1,001
	12/31/2003		718	(279)	439
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		651	(159)	492
	12/31/2003	(1)	256	(40)	216
Class G	12/31/2004		130	(87)	43
	12/31/2003	(1)	33	0	33
Class H	12/31/2004		82	(53)	29
	12/31/2003	(1)	23	0	23
Class I	12/31/2004		5	0	5
	12/31/2003	(1)	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Great Companies - TechnologySM Subaccount
Class A	12/31/2004		1,199	438	(721)	916
	12/31/2003		597	1,288	(686)	1,199
Class B	12/31/2004		7,365	1,411	(3,546)	5,230
	12/31/2003		5,390	9,638	(7,663)	7,365
Class C	12/31/2004		1,996	490	(800)	1,686
	12/31/2003		1,099	1,738	(841)	1,996
Class D	12/31/2004		152	69	(109)	112
	12/31/2003		72	471	(391)	152
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		28	17	(21)	24
	12/31/2003	(1)	0	36	(8)	28
Class G	12/31/2004		8	4	(8)	4
	12/31/2003	(1)	0	9	(1)	8
Class H	12/31/2004		9	9	(7)	11
	12/31/2003	(1)	0	9	0	9
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Asset Allocation - Conservative Portfolio Subaccount
Class A	12/31/2004		1,476	318	(437)	1,357
	12/31/2003		1,156	1,402	(1,082)	1,476
Class B	12/31/2004		5,842	3,044	(2,368)	6,518
	12/31/2003		2,988	6,444	(3,590)	5,842
Class C	12/31/2004		2,700	718	(646)	2,772
	12/31/2003		1,431	2,670	(1,401)	2,700
Class D	12/31/2004		888	128	(89)	927
	12/31/2003		606	616	(334)	888
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		302	194	(75)	421
	12/31/2003	(1)	0	353	(51)	302
Class G	12/31/2004		87	187	(88)	186
	12/31/2003	(1)	0	112	(25)	87
Class H	12/31/2004		12	30	(11)	31
	12/31/2003	(1)	0	21	(9)	12
Class I	12/31/2004		7	2	(3)	6
	12/31/2003	(1)	0	7	0	7

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Great Companies - TechnologySM Subaccount
Class A	12/31/2004		$1,706	$(2,750)	$(1,044)
	12/31/2003		4,188	(2,143)	2,045
Class B	12/31/2004		5,413	(13,373)	(7,960)
	12/31/2003		29,491	(22,923)	6,568
Class C	12/31/2004		1,861	(2,983)	(1,122)
	12/31/2003		5,235	(2,512)	2,723
Class D	12/31/2004		262	(396)	(134)
	12/31/2003		1,345	(1,135)	210
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		231	(278)	(47)
	12/31/2003	(1)	399	(99)	300
Class G	12/31/2004		55	(113)	(58)
	12/31/2003	(1)	92	(15)	77
Class H	12/31/2004		124	(99)	25
	12/31/2003	(1)	88	(5)	83
Class I	12/31/2004		4	0	4
	12/31/2003	(1)	3	(2)	1

WRL Asset Allocation - Conservative Portfolio Subaccount
Class A	12/31/2004		3,538	(4,882)	(1,344)
	12/31/2003		13,317	(10,554)	2,763
Class B	12/31/2004		33,703	(26,592)	7,111
	12/31/2003		60,703	(34,505)	26,198
Class C	12/31/2004		7,966	(7,122)	844
	12/31/2003		25,194	(13,608)	11,586
Class D	12/31/2004		1,414	(996)	418
	12/31/2003		5,763	(3,079)	2,684
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		2,279	(886)	1,393
	12/31/2003	(1)	3,889	(549)	3,340
Class G	12/31/2004		2,191	(1,037)	1,154
	12/31/2003	(1)	1,211	(249)	962
Class H	12/31/2004		356	(126)	230
	12/31/2003	(1)	210	(101)	109
Class I	12/31/2004		19	(31)	(12)
	12/31/2003	(1)	58	0	58

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Asset Allocation - Moderate Portfolio Subaccount
Class A	12/31/2004		3,690	2,240	(1,360)	4,570
	12/31/2003		1,735	3,033	(1,078)	3,690
Class B	12/31/2004		19,088	7,155	(4,902)	21,341
	12/31/2003		8,791	15,850	(5,553)	19,088
Class C	12/31/2004		6,596	1,694	(1,382)	6,908
	12/31/2003		2,960	5,236	(1,600)	6,596
Class D	12/31/2004		804	156	(101)	859
	12/31/2003		486	613	(295)	804
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		524	325	(172)	677
	12/31/2003	(1)	0	612	(88)	524
Class G	12/31/2004		174	200	(125)	249
	12/31/2003	(1)	0	185	(11)	174
Class H	12/31/2004		80	89	(5)	164
	12/31/2003	(1)	0	114	(34)	80
Class I	12/31/2004		11	11	(5)	17
	12/31/2003	(1)	0	13	(2)	11

WRL Asset Allocation - Moderate Growth Portfolio Subaccount
Class A	12/31/2004		3,477	2,413	(1,164)	4,726
	12/31/2003		1,573	2,989	(1,085)	3,477
Class B	12/31/2004		18,300	8,186	(4,097)	22,389
	12/31/2003		9,043	13,744	(4,487)	18,300
Class C	12/31/2004		5,385	1,908	(1,237)	6,056
	12/31/2003		2,403	3,923	(941)	5,385
Class D	12/31/2004		826	95	(104)	817
	12/31/2003		580	483	(237)	826
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		454	352	(172)	634
	12/31/2003	(1)	0	519	(65)	454
Class G	12/31/2004		188	122	(70)	240
	12/31/2003	(1)	0	247	(59)	188
Class H	12/31/2004		18	66	(6)	78
	12/31/2003	(1)	0	18	0	18
Class I	12/31/2004		20	53	(8)	65
	12/31/2003	(1)	0	20	0	20

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation - Moderate Portfolio Subaccount
Class A	12/31/2004		$24,651	$(14,930)	$9,721
	12/31/2003		28,679	(10,290)	18,389
Class B	12/31/2004		78,798	(53,973)	24,825
	12/31/2003		147,986	(52,365)	95,621
Class C	12/31/2004		18,414	(15,041)	3,373
	12/31/2003		48,091	(15,297)	32,794
Class D	12/31/2004		1,679	(1,091)	588
	12/31/2003		5,631	(2,689)	2,942
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		3,937	(2,074)	1,863
	12/31/2003	(1)	6,755	(986)	5,769
Class G	12/31/2004		2,395	(1,494)	901
	12/31/2003	(1)	2,085	(102)	1,983
Class H	12/31/2004		1,069	(57)	1,012
	12/31/2003	(1)	1,269	(369)	900
Class I	12/31/2004		136	(58)	78
	12/31/2003	(1)	118	(22)	96

WRL Asset Allocation - Moderate Growth Portfolio Subaccount
Class A	12/31/2004		26,305	(12,607)	13,698
	12/31/2003		27,487	(9,929)	17,558
Class B	12/31/2004		89,244	(44,495)	44,749
	12/31/2003		124,269	(40,329)	83,940
Class C	12/31/2004		20,634	(13,398)	7,236
	12/31/2003		35,119	(8,418)	26,701
Class D	12/31/2004		1,015	(1,098)	(83)
	12/31/2003		4,164	(2,159)	2,005
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		4,379	(2,131)	2,248
	12/31/2003	(1)	5,823	(724)	5,099
Class G	12/31/2004		1,515	(855)	660
	12/31/2003	(1)	2,744	(636)	2,108
Class H	12/31/2004		816	(79)	737
	12/31/2003	(1)	176	(3)	173
Class I	12/31/2004		659	(93)	566
	12/31/2003	(1)	204	(5)	199

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Asset Allocation - Growth Portfolio Subaccount
Class A	12/31/2004		1,682	1,177	(868)	1,991
	12/31/2003		416	1,581	(315)	1,682
Class B	12/31/2004		9,124	5,909	(2,852)	12,181
	12/31/2003		3,147	7,904	(1,927)	9,124
Class C	12/31/2004		3,272	1,409	(1,012)	3,669
	12/31/2003		1,142	2,598	(468)	3,272
Class D	12/31/2004		295	116	(236)	175
	12/31/2003		130	223	(58)	295
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		150	176	(54)	272
	12/31/2003	(1)	0	302	(152)	150
Class G	12/31/2004		74	87	(65)	96
	12/31/2003	(1)	0	77	(3)	74
Class H	12/31/2004		62	59	(27)	94
	12/31/2003	(1)	0	64	(2)	62
Class I	12/31/2004		5	11	(6)	10
	12/31/2003	(1)	0	5	0	5

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		1,065	1,108	(1,267)	906
	12/31/2003		1,039	1,039	(1,013)	1,065
Class B	12/31/2004		3,564	1,081	(1,649)	2,996
	12/31/2003		3,222	3,619	(3,277)	3,564
Class C	12/31/2004		864	598	(628)	834
	12/31/2003		607	1,141	(884)	864
Class D	12/31/2004		115	21	(36)	100
	12/31/2003		84	111	(80)	115
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		54	70	(23)	101
	12/31/2003	(1)	0	83	(29)	54
Class G	12/31/2004		7	7	(6)	8
	12/31/2003	(1)	0	12	(5)	7
Class H	12/31/2004		17	2	(2)	17
	12/31/2003	(1)	0	17	0	17
Class I	12/31/2004		3	0	0	3
	12/31/2003	(1)	0	4	(1)	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation - Growth Portfolio Subaccount
Class A	12/31/2004		$12,648	$(9,089)	$3,559
	12/31/2003		14,405	(2,637)	11,768
Class B	12/31/2004		63,633	(30,346)	33,287
	12/31/2003		69,938	(16,843)	53,095
Class C	12/31/2004		15,009	(10,520)	4,489
	12/31/2003		22,582	(3,968)	18,614
Class D	12/31/2004		1,242	(2,426)	(1,184)
	12/31/2003		1,998	(468)	1,530
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		2,272	(686)	1,586
	12/31/2003	(1)	3,430	(1,720)	1,710
Class G	12/31/2004		1,124	(821)	303
	12/31/2003	(1)	881	(14)	867
Class H	12/31/2004		750	(325)	425
	12/31/2003	(1)	710	0	710
Class I	12/31/2004		130	(78)	52
	12/31/2003	(1)	40	0	40

WRL PIMCO Total Return Subaccount
Class A	12/31/2004		12,339	(13,751)	(1,412)
	12/31/2003		11,147	(10,816)	331
Class B	12/31/2004		11,915	(18,092)	(6,177)
	12/31/2003		38,691	(34,995)	3,696
Class C	12/31/2004		6,601	(6,802)	(201)
	12/31/2003		12,185	(9,427)	2,758
Class D	12/31/2004		231	(395)	(164)
	12/31/2003		1,180	(831)	349
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		722	(231)	491
	12/31/2003	(1)	802	(267)	535
Class G	12/31/2004		76	(58)	18
	12/31/2003	(1)	95	(45)	50
Class H	12/31/2004		20	(21)	(1)
	12/31/2003	(1)	152	0	152
Class I	12/31/2004		1	0	1
	12/31/2003	(1)	20	(10)	10

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		269	91	(94)	266
	12/31/2003		435	387	(553)	269
Class B	12/31/2004		1,219	466	(511)	1,174
	12/31/2003		1,222	1,255	(1,258)	1,219
Class C	12/31/2004		320	181	(168)	333
	12/31/2003		303	372	(355)	320
Class D	12/31/2004		38	8	(16)	30
	12/31/2003		52	22	(36)	38
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		32	9	(21)	20
	12/31/2003	(1)	0	48	(16)	32
Class G	12/31/2004		4	4	(5)	3
	12/31/2003	(1)	0	4	0	4
Class H	12/31/2004		2	3	0	5
	12/31/2003	(1)	0	2	0	2
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		131	63	(70)	124
	12/31/2003		55	116	(40)	131
Class B	12/31/2004		873	776	(563)	1,086
	12/31/2003		207	1,037	(371)	873
Class C	12/31/2004		210	162	(76)	296
	12/31/2003		65	263	(118)	210
Class D	12/31/2004		9	11	(11)	9
	12/31/2003		5	8	(4)	9
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		26	35	(16)	45
	12/31/2003	(1)	0	36	(10)	26
Class G	12/31/2004		2	32	(30)	4
	12/31/2003	(1)	0	7	(5)	2
Class H	12/31/2004		12	0	(2)	10
	12/31/2003	(1)	0	12	0	12
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Balanced Subaccount
Class A	12/31/2004		$974	$(1,005)	$(31)
	12/31/2003		3,709	(5,413)	(1,704)
Class B	12/31/2004		4,988	(5,460)	(472)
	12/31/2003		11,976	(12,221)	(245)
Class C	12/31/2004		1,910	(1,780)	130
	12/31/2003		3,547	(3,447)	100
Class D	12/31/2004		86	(177)	(91)
	12/31/2003		211	(356)	(145)
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		103	(228)	(125)
	12/31/2003	(1)	477	(147)	330
Class G	12/31/2004		42	(51)	(9)
	12/31/2003	(1)	23	0	23
Class H	12/31/2004		34	(1)	33
	12/31/2003	(1)	3	0	3
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	4	(2)	2

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2004		735	(808)	(73)
	12/31/2003		1,168	(377)	791
Class B	12/31/2004		8,993	(6,528)	2,465
	12/31/2003		10,397	(3,771)	6,626
Class C	12/31/2004		1,893	(894)	999
	12/31/2003		2,633	(1,140)	1,493
Class D	12/31/2004		122	(127)	(5)
	12/31/2003		86	(42)	44
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	1	(1)	0
Class F	12/31/2004		423	(192)	231
	12/31/2003	(1)	382	(114)	268
Class G	12/31/2004		374	(356)	18
	12/31/2003	(1)	57	(55)	2
Class H	12/31/2004		0	(25)	(25)
	12/31/2003	(1)	109	0	109
Class I	12/31/2004		2	(1)	1
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6 - EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Equity Subaccount
Class A	12/31/2004		1,276	3,710	(1,041)	3,945
	12/31/2003		980	906	(610)	1,276
Class B	12/31/2004		2,829	18,091	(3,830)	17,090
	12/31/2003		1,701	2,650	(1,522)	2,829
Class C	12/31/2004		910	1,037	(340)	1,607
	12/31/2003		466	735	(291)	910
Class D	12/31/2004		43	141	(30)	154
	12/31/2003		30	38	(25)	43
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		54	91	(52)	93
	12/31/2003	(1)	0	80	(26)	54
Class G	12/31/2004		17	30	(17)	30
	12/31/2003	(1)	0	17	0	17
Class H	12/31/2004		7	35	(10)	32
	12/31/2003	(1)	0	7	0	7
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		575	877	(436)	1,016
	12/31/2003		47	623	(95)	575
Class B	12/31/2004		1,398	4,913	(1,480)	4,831
	12/31/2003		342	1,358	(302)	1,398
Class C	12/31/2004		330	593	(234)	689
	12/31/2003		93	284	(47)	330
Class D	12/31/2004		23	47	(14)	56
	12/31/2003		12	17	(6)	23
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		29	38	(12)	55
	12/31/2003	(1)	0	47	(18)	29
Class G	12/31/2004		4	29	(9)	24
	12/31/2003	(1)	0	4	0	4
Class H	12/31/2004		2	14	(2)	14
	12/31/2003	(1)	0	2	0	2
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Equity Subaccount
Class A	12/31/2004		$41,743	$(11,751)	$29,992
	12/31/2003		8,505	(5,590)	2,915
Class B	12/31/2004		203,056	(43,406)	159,650
	12/31/2003		24,864	(13,999)	10,865
Class C	12/31/2004		11,753	(3,838)	7,915
	12/31/2003		6,755	(2,669)	4,086
Class D	12/31/2004		1,573	(339)	1,234
	12/31/2003		361	(236)	125
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		1,132	(657)	475
	12/31/2003	(1)	886	(276)	610
Class G	12/31/2004		374	(210)	164
	12/31/2003	(1)	181	(5)	176
Class H	12/31/2004		449	(132)	317
	12/31/2003	(1)	50	0	50
Class I	12/31/2004		6	0	6
	12/31/2003	(1)	0	0	0

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2004		9,562	(4,708)	4,854
	12/31/2003		5,313	(862)	4,451
Class B	12/31/2004		53,227	(15,873)	37,354
	12/31/2003		11,950	(2,621)	9,329
Class C	12/31/2004		6,431	(2,531)	3,900
	12/31/2003		2,529	(421)	2,108
Class D	12/31/2004		506	(144)	362
	12/31/2003		144	(52)	92
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		503	(155)	348
	12/31/2003	(1)	531	(212)	319
Class G	12/31/2004		369	(119)	250
	12/31/2003	(1)	30	(1)	29
Class H	12/31/2004		183	(35)	148
	12/31/2003	(1)	5	0	5
Class I	12/31/2004		7	0	7
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Capital Guardian Value Subaccount
Class A	12/31/2004		772	754	(322)	1,204
	12/31/2003		366	605	(199)	772
Class B	12/31/2004		1,700	1,251	(469)	2,482
	12/31/2003		736	1,478	(514)	1,700
Class C	12/31/2004		808	340	(156)	992
	12/31/2003		364	671	(227)	808
Class D	12/31/2004		98	41	(16)	123
	12/31/2003		73	54	(29)	98
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		39	42	(14)	67
	12/31/2003	(1)	0	49	(10)	39
Class G	12/31/2004		5	11	(6)	10
	12/31/2003	(1)	0	8	(3)	5
Class H	12/31/2004		7	1	(2)	6
	12/31/2003	(1)	0	7	0	7
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	0	37	0	37
Class B	12/31/2004	(1)	0	344	(5)	339
Class C	12/31/2004	(1)	0	158	(1)	157
Class D	12/31/2004	(1)	0	2	0	2
Class E	12/31/2004	(1)	0	0	0	0
Class F	12/31/2004	(1)	0	5	0	5
Class G	12/31/2004	(1)	0	4	0	4
Class H	12/31/2004	(1)	0	4	(1)	3
Class I	12/31/2004	(1)	0	3	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Capital Guardian Value Subaccount
Class A	12/31/2004		$8,168	$(3,500)	$4,668
	12/31/2003		5,268	(1,701)	3,567
Class B	12/31/2004		13,648	(5,076)	8,572
	12/31/2003		12,852	(4,521)	8,331
Class C	12/31/2004		3,654	(1,696)	1,958
	12/31/2003		5,671	(1,919)	3,752
Class D	12/31/2004		433	(169)	264
	12/31/2003		431	(213)	218
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		573	(191)	382
	12/31/2003	(1)	548	(120)	428
Class G	12/31/2004		149	(78)	71
	12/31/2003	(1)	66	(33)	33
Class H	12/31/2004		12	(27)	(15)
	12/31/2003	(1)	56	(1)	55
Class I	12/31/2004		1	(1)	0
	12/31/2003	(1)	2	0	2

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2004	(1)	364	(2)	362
Class B	12/31/2004	(1)	3,723	(59)	3,664
Class C	12/31/2004	(1)	1,629	(9)	1,620
Class D	12/31/2004	(1)	0	0	0
Class E	12/31/2004	(1)	0	0	0
Class F	12/31/2004	(1)	20	0	20
Class G	12/31/2004	(1)	13	(1)	12
Class H	12/31/2004	(1)	13	(9)	4
Class I	12/31/2004	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		171	62	(100)	133
	12/31/2003		172	231	(232)	171
Class B	12/31/2004		835	331	(585)	581
	12/31/2003		1,092	1,236	(1,493)	835
Class C	12/31/2004		325	104	(155)	274
	12/31/2003		228	494	(397)	325
Class D	12/31/2004		50	6	(24)	32
	12/31/2003		30	81	(61)	50
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		17	4	(12)	9
	12/31/2003	(1)	0	26	(9)	17
Class G	12/31/2004		5	0	(2)	3
	12/31/2003	(1)	0	381	(376)	5
Class H	12/31/2004		6	1	(2)	5
	12/31/2003	(1)	0	6	0	6
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL JP Morgan Enhanced Index Subaccount
Class A	12/31/2004		178	212	(111)	279
	12/31/2003		81	146	(49)	178
Class B	12/31/2004		444	466	(164)	746
	12/31/2003		293	406	(255)	444
Class C	12/31/2004		210	149	(86)	273
	12/31/2003		82	253	(125)	210
Class D	12/31/2004		41	28	(19)	50
	12/31/2003		3	50	(12)	41
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		14	17	(10)	21
	12/31/2003	(1)	0	14	0	14
Class G	12/31/2004		46	42	(72)	16
	12/31/2003	(1)	0	63	(17)	46
Class H	12/31/2004		5	4	(5)	4
	12/31/2003	(1)	0	5	0	5
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2004		$666	$(1,069)	$(403)
	12/31/2003		2,428	(2,418)	10
Class B	12/31/2004		3,531	(6,235)	(2,704)
	12/31/2003		13,013	(15,732)	(2,719)
Class C	12/31/2004		1,106	(1,643)	(537)
	12/31/2003		5,178	(4,141)	1,037
Class D	12/31/2004		63	(259)	(196)
	12/31/2003		850	(610)	240
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		39	(119)	(80)
	12/31/2003	(1)	231	(87)	144
Class G	12/31/2004		0	(20)	(20)
	12/31/2003	(1)	3,716	(3,683)	33
Class H	12/31/2004		18	(21)	(3)
	12/31/2003	(1)	36	(1)	35
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	9	(5)	4

WRL JP Morgan Enhanced Index Subaccount
Class A	12/31/2004		2,252	(1,142)	1,110
	12/31/2003		1,366	(438)	928
Class B	12/31/2004		4,881	(1,701)	3,180
	12/31/2003		3,634	(2,212)	1,422
Class C	12/31/2004		1,565	(894)	671
	12/31/2003		2,216	(1,102)	1,114
Class D	12/31/2004		294	(194)	100
	12/31/2003		472	(113)	359
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		214	(127)	87
	12/31/2003	(1)	135	0	135
Class G	12/31/2004		523	(881)	(358)
	12/31/2003	(1)	709	(197)	512
Class H	12/31/2004		45	(60)	(15)
	12/31/2003	(1)	33	0	33
Class I	12/31/2004		14	0	14
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL MFS High Yield Subaccount
Class A	12/31/2004		83	128	(87)	124
	12/31/2003	(1)	0	126	(43)	83
Class B	12/31/2004		843	1,358	(1,384)	817
	12/31/2003	(1)	0	1,295	(452)	843
Class C	12/31/2004		37	149	(99)	87
	12/31/2003	(1)	0	269	(232)	37
Class D	12/31/2004		6	37	(24)	19
	12/31/2003	(1)	0	50	(44)	6
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		2	2	0	4
	12/31/2003	(1)	0	2	0	2
Class G	12/31/2004		2	40	(36)	6
	12/31/2003	(1)	0	293	(291)	2
Class H	12/31/2004		4	1	(2)	3
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		567	383	(166)	784
	12/31/2003		248	442	(123)	567
Class B	12/31/2004		1,573	867	(536)	1,904
	12/31/2003		577	1,423	(427)	1,573
Class C	12/31/2004		373	96	(55)	414
	12/31/2003		89	396	(112)	373
Class D	12/31/2004		28	18	(9)	37
	12/31/2003		12	26	(10)	28
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		16	42	(15)	43
	12/31/2003	(1)	0	17	(1)	16
Class G	12/31/2004		6	7	(2)	11
	12/31/2003	(1)	0	6	0	6
Class H	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2
Class I	12/31/2004		2	1	0	3
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL MFS High Yield Subaccount
Class A	12/31/2004		$1,433	$(959)	$474
	12/31/2003	(1)	1,255	(414)	841
Class B	12/31/2004		15,065	(15,174)	(109)
	12/31/2003	(1)	13,111	(4,584)	8,527
Class C	12/31/2004		1,650	(1,090)	560
	12/31/2003	(1)	2,667	(2,362)	305
Class D	12/31/2004		416	(259)	157
	12/31/2003	(1)	475	(449)	26
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		20	0	20
	12/31/2003	(1)	3	0	3
Class G	12/31/2004		454	(416)	38
	12/31/2003	(1)	2,999	(3,023)	(24)
Class H	12/31/2004		12	(23)	(11)
	12/31/2003	(1)	19	0	19
Class I	12/31/2004		11	0	11
	12/31/2003	(1)	0	0	0

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2004		4,246	(1,815)	2,431
	12/31/2003		4,119	(1,064)	3,055
Class B	12/31/2004		9,583	(5,841)	3,742
	12/31/2003		13,135	(3,699)	9,436
Class C	12/31/2004		1,044	(601)	443
	12/31/2003		3,526	(949)	2,577
Class D	12/31/2004		204	(95)	109
	12/31/2003		224	(85)	139
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		546	(188)	358
	12/31/2003	(1)	160	(6)	154
Class G	12/31/2004		92	(30)	62
	12/31/2003	(1)	42	0	42
Class H	12/31/2004		8	0	8
	12/31/2003	(1)	1	0	1
Class I	12/31/2004		11	0	11
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004		42	5,553	(5,405)	190
	12/31/2003	(1)	0	485	(443)	42
Class B	12/31/2004		701	34,327	(34,208)	820
	12/31/2003	(1)	0	8,368	(7,667)	701
Class C	12/31/2004		36	3,142	(3,082)	96
	12/31/2003	(1)	0	662	(626)	36
Class D	12/31/2004		6	1,417	(1,327)	96
	12/31/2003	(1)	0	440	(434)	6
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		4	159	(156)	7
	12/31/2003	(1)	0	20	(16)	4
Class G	12/31/2004		20	454	(417)	57
	12/31/2003	(1)	0	428	(408)	20
Class H	12/31/2004		2	103	(99)	6
	12/31/2003	(1)	0	25	(23)	2
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		6	272	(140)	138
	12/31/2003	(1)	0	8	(2)	6
Class B	12/31/2004		215	2,041	(1,483)	773
	12/31/2003	(1)	0	627	(412)	215
Class C	12/31/2004		71	245	(184)	132
	12/31/2003	(1)	0	71	0	71
Class D	12/31/2004		2	110	(54)	58
	12/31/2003	(1)	0	2	0	2
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		2	4	(3)	3
	12/31/2003	(1)	0	2	0	2
Class G	12/31/2004		2	19	(10)	11
	12/31/2003	(1)	0	2	0	2
Class H	12/31/2004		2	5	(4)	3
	12/31/2003	(1)	0	2	0	2
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/2004		$54,804	$(53,303)	$1,501
	12/31/2003	(1)	4,815	(4,387)	428
Class B	12/31/2004		338,458	(337,042)	1,416
	12/31/2003	(1)	83,197	(76,147)	7,050
Class C	12/31/2004		30,867	(30,242)	625
	12/31/2003	(1)	6,562	(6,201)	361
Class D	12/31/2004		13,888	(12,989)	899
	12/31/2003	(1)	4,349	(4,308)	41
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		1,575	(1,546)	29
	12/31/2003	(1)	185	(163)	22
Class G	12/31/2004		4,438	(4,069)	369
	12/31/2003	(1)	4,232	(4,056)	176
Class H	12/31/2004		1,015	(973)	42
	12/31/2003	(1)	229	(228)	1
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0

Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/2004		3,314	(1,692)	1,622
	12/31/2003	(1)	65	(22)	43
Class B	12/31/2004		24,724	(17,846)	6,878
	12/31/2003	(1)	7,040	(4,628)	2,412
Class C	12/31/2004		2,953	(2,169)	784
	12/31/2003	(1)	774	(3)	771
Class D	12/31/2004		1,327	(649)	678
	12/31/2003	(1)	0	0	0
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		48	(38)	10
	12/31/2003	(1)	0	0	0
Class G	12/31/2004		226	(119)	107
	12/31/2003	(1)	0	0	0
Class H	12/31/2004		61	(49)	12
	12/31/2003	(1)	4	(2)	2
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		271	3,477	(3,608)	140
	12/31/2003	(1)	0	575	(304)	271
Class B	12/31/2004		2,094	20,655	(22,044)	705
	12/31/2003	(1)	0	7,737	(5,643)	2,094
Class C	12/31/2004		178	1,765	(1,860)	83
	12/31/2003	(1)	0	636	(458)	178
Class D	12/31/2004		71	709	(728)	52
	12/31/2003	(1)	0	445	(374)	71
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		7	103	(107)	3
	12/31/2003	(1)	0	16	(9)	7
Class G	12/31/2004		2	121	(102)	21
	12/31/2003	(1)	0	21	(19)	2
Class H	12/31/2004		13	52	(63)	2
	12/31/2003	(1)	0	30	(17)	13
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		7	18	(3)	22
	12/31/2003	(1)	0	9	(2)	7
Class B	12/31/2004		89	910	(873)	126
	12/31/2003	(1)	0	100	(11)	89
Class C	12/31/2004		19	41	(52)	8
	12/31/2003	(1)	0	22	(3)	19
Class D	12/31/2004		3	5	(2)	6
	12/31/2003	(1)	0	3	0	3
Class E	12/31/2004		0	0	0	0
	12/31/2003	(1)	0	0	0	0
Class F	12/31/2004		8	5	(3)	10
	12/31/2003	(1)	0	8	0	8
Class G	12/31/2004		6	11	(2)	15
	12/31/2003	(1)	0	7	(1)	6
Class H	12/31/2004		4	2	(2)	4
	12/31/2003	(1)	0	4	0	4
Class I	12/31/2004		2	0	0	2
	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/2004		$43,633	$(44,727)	$(1,094)
	12/31/2003	(1)	6,723	(3,590)	3,133
Class B	12/31/2004		259,273	(274,060)	(14,787)
	12/31/2003	(1)	89,354	(66,012)	23,342
Class C	12/31/2004		22,121	(23,100)	(979)
	12/31/2003	(1)	7,235	(5,263)	1,972
Class D	12/31/2004		8,917	(9,080)	(163)
	12/31/2003	(1)	4,984	(4,264)	720
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		1,278	(1,318)	(40)
	12/31/2003	(1)	158	(106)	52
Class G	12/31/2004		1,479	(1,190)	289
	12/31/2003	(1)	226	(231)	(5)
Class H	12/31/2004		658	(790)	(132)
	12/31/2003	(1)	339	(210)	129
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0

Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/2004		247	(40)	207
	12/31/2003	(1)	75	(22)	53
Class B	12/31/2004		11,406	(10,855)	551
	12/31/2003	(1)	1,124	(124)	1,000
Class C	12/31/2004		592	(759)	(167)
	12/31/2003	(1)	216	(14)	202
Class D	12/31/2004		62	(30)	32
	12/31/2003	(1)	15	0	15
Class E	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0
Class F	12/31/2004		66	(47)	19
	12/31/2003	(1)	79	(4)	75
Class G	12/31/2004		134	(28)	106
	12/31/2003	(1)	52	(7)	45
Class H	12/31/2004		39	(28)	11
	12/31/2003	(1)	22	(4)	18
Class I	12/31/2004		0	0	0
	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	154	(152)	2
Class B	12/31/2004	(1)	0	796	(791)	5
Class C	12/31/2004	(1)	0	92	(88)	4
Class D	12/31/2004	(1)	0	66	(64)	2
Class E	12/31/2004	(1)	0	0	0	0
Class F	12/31/2004	(1)	0	4	(2)	2
Class G	12/31/2004	(1)	0	99	(91)	8
Class H	12/31/2004	(1)	0	13	(10)	3
Class I	12/31/2004	(1)	0	3	0	3

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	0	452	(292)	160
Class B	12/31/2004	(1)	0	2,152	(1,468)	684
Class C	12/31/2004	(1)	0	249	(167)	82
Class D	12/31/2004	(1)	0	179	(120)	59
Class E	12/31/2004	(1)	0	0	0	0
Class F	12/31/2004	(1)	0	6	(3)	3
Class G	12/31/2004	(1)	0	156	(132)	24
Class H	12/31/2004	(1)	0	15	(12)	3
Class I	12/31/2004	(1)	0	3	0	3

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	0	4	(1)	3
Class B	12/31/2004	(1)	0	8	0	8
Class C	12/31/2004	(1)	0	2	0	2
Class D	12/31/2004	(1)	0	2	0	2
Class E	12/31/2004	(1)	0	0	0	0
Class F	12/31/2004	(1)	0	2	0	2
Class G	12/31/2004	(1)	0	3	0	3
Class H	12/31/2004	(1)	0	3	0	3
Class I	12/31/2004	(1)	0	3	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Potomac Mid Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	$1,505	$(1,584)	$(79)
Class B	12/31/2004	(1)	7,858	(8,232)	(374)
Class C	12/31/2004	(1)	890	(921)	(31)
Class D	12/31/2004	(1)	632	(666)	(34)
Class E	12/31/2004	(1)	0	0	0
Class F	12/31/2004	(1)	19	(20)	(1)
Class G	12/31/2004	(1)	974	(912)	62
Class H	12/31/2004	(1)	99	(99)	0
Class I	12/31/2004	(1)	0	0	0

Potomac Small Cap Plus Portfolio Subaccount
Class A	12/31/2004	(1)	4,992	(3,233)	1,759
Class B	12/31/2004	(1)	23,749	(16,241)	7,508
Class C	12/31/2004	(1)	2,727	(1,850)	877
Class D	12/31/2004	(1)	1,959	(1,324)	635
Class E	12/31/2004	(1)	0	0	0
Class F	12/31/2004	(1)	42	(34)	8
Class G	12/31/2004	(1)	1,659	(1,378)	281
Class H	12/31/2004	(1)	126	(119)	7
Class I	12/31/2004	(1)	0	0	0

Potomac U.S./Short Portfolio Subaccount
Class A	12/31/2004	(1)	16	(8)	8
Class B	12/31/2004	(1)	58	(1)	57
Class C	12/31/2004	(1)	0	0	0
Class D	12/31/2004	(1)	0	0	0
Class E	12/31/2004	(1)	0	0	0
Class F	12/31/2004	(1)	0	0	0
Class G	12/31/2004	(1)	0	0	0
Class H	12/31/2004	(1)	0	0	0
Class I	12/31/2004	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Fidelity VIP Index 500 Portfolio Subaccount
Class H	12/31/2004	(1)	0	3	0	3
Class I	12/31/2004	(1)	0	3	0	3

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		97	48	(67)	78
	12/31/2003		133	32	(68)	97
Class B	12/31/2004		961	173	(274)	860
	12/31/2003		910	420	(369)	961
Class C	12/31/2004		173	78	(91)	160
	12/31/2003		157	93	(77)	173
Class D	12/31/2004		46	5	(7)	44
	12/31/2003		9	50	(13)	46

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		432	329	(185)	576
	12/31/2003		599	207	(374)	432
Class B	12/31/2004		2,900	922	(852)	2,970
	12/31/2003		2,847	1,232	(1,179)	2,900
Class C	12/31/2004		559	153	(116)	596
	12/31/2003		373	395	(209)	559
Class D	12/31/2004		68	15	(11)	72
	12/31/2003		35	61	(28)	68

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		948	224	(358)	814
	12/31/2003		802	566	(420)	948
Class B	12/31/2004		2,414	461	(781)	2,094
	12/31/2003		2,301	1,056	(943)	2,414
Class C	12/31/2004		565	88	(141)	512
	12/31/2003		459	382	(276)	565
Class D	12/31/2004		26	16	(6)	36
	12/31/2003		9	24	(7)	26

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Fidelity VIP Index 500 Portfolio Subaccount
Class H	12/31/2004	(1)	$5	$(1)	$4
Class I	12/31/2004	(1)	0	0	0

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2004		343	(475)	(132)
	12/31/2003		186	(402)	(216)
Class B	12/31/2004		1,220	(1,908)	(688)
	12/31/2003		2,510	(2,149)	361
Class C	12/31/2004		553	(644)	(91)
	12/31/2003		535	(477)	58
Class D	12/31/2004		36	(48)	(12)
	12/31/2003		273	(72)	201

Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/2004		3,099	(1,753)	1,346
	12/31/2003		1,594	(2,767)	(1,173)
Class B	12/31/2004		8,702	(7,952)	750
	12/31/2003		9,410	(8,964)	446
Class C	12/31/2004		1,443	(1,091)	352
	12/31/2003		2,947	(1,595)	1,352
Class D	12/31/2004		144	(104)	40
	12/31/2003		435	(201)	234

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2004		2,467	(3,907)	(1,440)
	12/31/2003		4,886	(3,809)	1,077
Class B	12/31/2004		5,051	(8,518)	(3,467)
	12/31/2003		9,275	(8,421)	854
Class C	12/31/2004		945	(1,511)	(566)
	12/31/2003		3,270	(2,496)	774
Class D	12/31/2004		172	(60)	112
	12/31/2003		200	(63)	137

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2004

NOTE 7—REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of it affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2)	Not Applicable

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/

(d)	Principal Underwriting Agreement 2/

(e)	First Amendment to Principal Underwriting Agreement 2/

(f)	Second Amendment to Principal Underwriting Agreement 3/

(g)	Third Amendment to Principal Underwriting Agreement

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (WL17) 4/

(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA31) 5/

(c)	Guaranteed Minimum Income Benefit Rider (GIB01) 6/

(d)	Guaranteed Minimum Income Benefit Rider (GIB02) 7/

(e)	Tax-Sheltered Annuity Endorsement (EA125) 8/

(f)	Endorsement - Contract Loan Provisions (EA126) 8/

(g)	Endorsement - Dollar Cost Averaging (EA134) 8/

(h)	Endorsement - Asset Rebalancing Program (EA135)8/

(i)	Additional Earnings Rider (AER01) 7/

(j)	Additional Earnings Rider (AER02) 9/

(k)	Split Contract Endorsement (EA141) 9/

(l)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA138A, EA139A, EA139B) 7/

(ii)	(EA142, EA145) 9/

(5)	(a) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00500)10/

(b)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00601) 9/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 11/

(c)	Amended Code of Regulations of Western Reserve 1/

(7)	Reinsurance Agreement (TIRe) 9/

(8)	(a) Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 12/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 8/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund 11/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1997 13/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II 8/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II 13/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 14/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 12/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III 8/

(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III 13/

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 14/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 15/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. Note 21

(o	)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 22

(o	)(2)	Amendment 25 to Participation Agreement (ATST) Note 22

(p)	Amended and Restated Fund Participation Agreement between Access Variable Insurance Trust and Western Reserve dated May 1, 2004. Note 21

(9)	Opinion and Consent of Counsel. Note 22

(10)	(a) Consent of Counsel. Note 22

(b)	Consent of Independent Registered Public Accounting Firm. Note 22

(c)	Consent of Actuary. Note 22

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedule for Computation of Performance Quotations. Note 16.

(14)	Not Applicable

(15)	(a) Powers of Attorney 17/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton

(c)	J. Vahl, B. Clancy, P. Reaburn, C. Vermie, A. Hamilton. Note 18 R. Wagley Note 19. K. Kilbane. Note 20 Arthur Schneider Note 22.

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

4/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated August 9, 1999 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated February 19, 2003 (File No. 333-84773) and is incorporated herein by reference.

6/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

9/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference

10/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference

11/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

12/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

13/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

14/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

15/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.

16/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

17/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

18/	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) Filed on September 5, 2003.

19/	Incorporated herein by reference to Post-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-108525) Filed on April 29, 2004.

20/	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-108525) Filed on January 7, 2005.

21/	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-84773) Filed on April 19, 2004.

22/	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Ron Wagley	(1)	Chairman of the Board
Arthur Schneider	(2)	Director and Vice President
Kevin Bachmann	(3)	Director and Vice President

Brenda K. Clancy	(2)	Director and President
Paul Reaburn	(2)	Director and Vice President
William H. Geiger	(3)	Senior Vice President, Secretary, Corporate Counsel and Group Vice President – Compliance
Allan J. Hamilton	(3)	Vice President, Treasurer, and Controller

(1)	1150 South Olive, Los Angeles, CA 90015

(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(3)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.	Number of Contract Owners

As of December 31, 2004, there were 1,965 Contract owners for the WRL Freedom Access; and 115 Contract owners for the WRL Freedom Access II.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$24,900,243.48	0	0	0

(1)	Fiscal Year 2004

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

WRL Series Annuity Account

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ron L. Wagley	Director and Chairman of the Board	, 2005

* Kenneth Kilbane	Director	, 2005

* Brenda K. Clancy	Director and President	, 2005

* Paul Reaburn	Director	, 2005

* Arthur Schneider	Director and Vice President	, 2005

/s/ Craig D. Vermie Craig D. Vermie	Vice President, Assistant Secretary and Corporate Counsel	April 25, 2005

* Allan J. Hamilton	Controller, Treasurer, Vice President	, 2005

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-84773

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL Series Annuity Account

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(o)(1)	Amendment No. 24 to Participation Agreement

8(o)(2)	Amendment No. 25 to Participation Agreement (ATST)

(9)	Opinion and Consent of Counsel

10(a)	Consent of Counsel

(10)(b)	Consent of Independent Registered Public Accounting Firm

(10)(c)	Opinion and Consent of Actuary

(15)	Power of Attorney

*	Page numbers included only in manually executed original.